UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2015

1.804819.111

CAN-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.8%
Magna International, Inc. Class A (sub. vtg.)	222,100	$ 12,067,459
Household Durables - 0.1%
Cairn Homes PLC (a)	1,401,800	1,670,387
Media - 0.9%
Entertainment One Ltd.	983,900	5,127,325
Quebecor, Inc. Class B (sub. vtg.)	371,700	8,790,520
		13,917,845
Specialty Retail - 1.1%
Applegreen PLC (a)	273,900	1,410,802
AutoCanada, Inc. (d)	168,300	4,319,938
RONA, Inc.	1,037,100	12,156,396
		17,887,136
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.	598,490	19,302,143
TOTAL CONSUMER DISCRETIONARY		64,844,970
CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	833,600	37,203,985
George Weston Ltd.	349,700	29,369,613
Jean Coutu Group, Inc. Class A (sub. vtg.)	943,500	14,868,322
Metro, Inc. Class A (sub. vtg.)	579,295	15,764,124
North West Co., Inc.	557,700	11,730,953
		108,936,997
Food Products - 0.6%
AGT Food & Ingredients, Inc.	84,000	1,962,152
Mead Johnson Nutrition Co. Class A	79,000	6,982,810
		8,944,962
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	26,900	2,574,599
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	145,800	8,657,026
TOTAL CONSUMER STAPLES		129,113,584
ENERGY - 19.7%
Energy Equipment & Services - 1.0%
Pason Systems, Inc.	574,700	8,704,979
ZCL Composites, Inc.	1,392,600	6,953,151
		15,658,130
Oil, Gas & Consumable Fuels - 18.7%
ARC Resources Ltd. (d)	1,073,500	16,063,306
Black Stone Minerals LP	404,000	5,708,520
Canadian Natural Resources Ltd.	388,398	9,479,424

	Shares	Value
Enbridge, Inc.	1,455,600	$ 63,450,515
Imperial Oil Ltd.	1,148,600	42,497,805
Keyera Corp. (d)	640,204	21,039,085
Painted Pony Petroleum Ltd. (a)	928,600	4,998,543
Paramount Resources Ltd. Class A (a)	213,100	3,209,902
Parkland Fuel Corp.	460,200	8,381,668
Peyto Exploration & Development Corp.	523,000	11,316,971
PrairieSky Royalty Ltd. (d)	377,663	7,753,375
Raging River Exploration, Inc. (a)	864,300	5,227,368
Spartan Energy Corp. (a)	3,304,000	6,543,075
Suncor Energy, Inc.	2,850,800	80,302,383
Whitecap Resources, Inc.	1,241,600	10,822,526
		296,794,466
TOTAL ENERGY		312,452,596
FINANCIALS - 30.2%
Banks - 19.1%
Bank of Nova Scotia (d)	491,200	24,108,367
National Bank of Canada	755,000	26,404,939
Royal Bank of Canada	2,255,500	131,516,935
The Toronto-Dominion Bank	2,991,300	120,694,958
		302,725,199
Capital Markets - 0.3%
Ashmore Group PLC (d)	1,022,870	4,253,783
Insurance - 9.4%
Fairfax Financial Holdings Ltd. (sub. vtg.)	41,300	19,917,851
Intact Financial Corp.	479,625	33,078,851
Manulife Financial Corp.	269,000	4,765,631
Power Corp. of Canada (sub. vtg.)	1,376,300	32,359,388
Sun Life Financial, Inc.	1,817,100	59,312,612
		149,434,333
Real Estate Investment Trusts - 1.4%
Allied Properties (REIT)	437,900	12,194,302
H&R REIT/H&R Finance Trust	631,200	10,776,997
		22,971,299
TOTAL FINANCIALS		479,384,614
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 0.1%
Novadaq Technologies, Inc. (a)	142,687	1,636,620
Pharmaceuticals - 6.9%
AbbVie, Inc.	55,700	3,899,557
Allergan PLC (a)	10,127	3,353,556
Valeant Pharmaceuticals International, Inc. (Canada) (a)	396,621	101,689,761
		108,942,874
TOTAL HEALTH CARE		110,579,494
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.7%
Airlines - 0.6%
WestJet Airlines Ltd.	519,300	$ 9,160,264
Machinery - 0.1%
AG Growth International, Inc.	80,800	2,794,963
Professional Services - 0.7%
Stantec, Inc.	405,300	11,270,988
Road & Rail - 6.3%
Canadian National Railway Co.	1,418,500	88,492,881
TransForce, Inc.	602,900	11,520,030
		100,012,911
TOTAL INDUSTRIALS		123,239,126
INFORMATION TECHNOLOGY - 4.5%
Electronic Equipment & Components - 0.4%
Avigilon Corp. (a)(d)	578,200	7,042,647
IT Services - 1.7%
CGI Group, Inc. Class A (sub. vtg.) (a)	708,100	26,453,925
Software - 2.4%
Constellation Software, Inc.	52,300	23,254,575
Open Text Corp.	322,514	14,638,094
		37,892,669
TOTAL INFORMATION TECHNOLOGY		71,389,241
MATERIALS - 9.9%
Chemicals - 2.5%
Agrium, Inc.	248,100	25,381,947
Monsanto Co.	52,200	5,318,658
Potash Corp. of Saskatchewan, Inc.	321,400	8,743,672
		39,444,277
Containers & Packaging - 1.7%
CCL Industries, Inc. Class B	145,000	20,285,698
Winpak Ltd.	192,600	6,540,021
		26,825,719
Metals & Mining - 4.4%
Agnico Eagle Mines Ltd. (Canada)	456,300	10,096,970
Eldorado Gold Corp.	2,157,000	7,421,723
Freeport-McMoRan, Inc.	279,200	3,280,600
Labrador Iron Ore Royalty Corp. (d)	292,700	3,028,047
Lundin Mining Corp. (a)	2,368,600	8,548,222
Randgold Resources Ltd.	139,864	8,437,446
Romarco Minerals, Inc. (a)	1,783,474	709,108
Royal Gold, Inc.	133,900	6,751,238
Silver Wheaton Corp.	869,300	11,379,299
Tahoe Resources, Inc.	604,600	4,918,717
Torex Gold Resources, Inc. (a)	5,533,400	4,738,623
		69,309,993

	Shares	Value
Paper & Forest Products - 1.3%
Stella-Jones, Inc.	225,000	$ 7,636,770
West Fraser Timber Co. Ltd.	309,100	13,601,487
		21,238,257
TOTAL MATERIALS		156,818,246
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 3.5%
TELUS Corp.	546,200	18,647,268
TELUS Corp.	1,100,000	37,554,001
		56,201,269
Wireless Telecommunication Services - 3.2%
Rogers Communications, Inc. Class B (non-vtg.)	1,440,600	50,514,903
TOTAL TELECOMMUNICATION SERVICES		106,716,172
TOTAL COMMON STOCKS (Cost $1,324,649,828)		1,554,538,043
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.17% (b)	26,750,627	26,750,627
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	58,637,015	58,637,015
TOTAL MONEY MARKET FUNDS (Cost $85,387,642)		85,387,642
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,410,037,470)		1,639,925,685
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(52,340,868)
NET ASSETS - 100%		$ 1,587,584,817
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,040
Fidelity Securities Lending Cash Central Fund	1,854,139
Total	$ 1,888,179
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ZCL Composites, Inc.	$ 5,395,486	$ 6,554,081	$ 3,103,879	$ 153,625	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,844,970	$ 64,844,970	$ -	$ -
Consumer Staples	129,113,584	120,456,558	8,657,026	-
Energy	312,452,596	312,452,596	-	-
Financials	479,384,614	479,384,614	-	-
Health Care	110,579,494	110,579,494	-	-
Industrials	123,239,126	123,239,126	-	-
Information Technology	71,389,241	71,389,241	-	-
Materials	156,818,246	148,380,800	8,437,446	-
Telecommunication Services	106,716,172	106,716,172	-	-
Money Market Funds	85,387,642	85,387,642	-	-
Total Investments in Securities:	$ 1,639,925,685	$ 1,622,831,213	$ 17,094,472	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,414,097,274. Net unrealized appreciation aggregated $225,828,411, of which $380,758,649 related to appreciated investment securities and $154,930,238 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2015

1.834743.109

ILS-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 1.7%
DuluxGroup Ltd.	1,074,143	$ 4,773,681
Imdex Ltd. (a)	1,779,471	318,673
RCG Corp. Ltd.	4,904,148	4,409,165
Sydney Airport unit	684,757	2,807,935
TFS Corp. Ltd. (d)	2,727,274	2,930,446
TOTAL AUSTRALIA		15,239,900
Austria - 1.2%
Andritz AG	117,900	6,588,129
Zumtobel AG	131,581	4,104,051
TOTAL AUSTRIA		10,692,180
Belgium - 1.4%
Gimv NV	56,688	2,798,479
KBC Ancora	229,438	9,470,679
TOTAL BELGIUM		12,269,158
Bermuda - 1.0%
Lazard Ltd. Class A	53,699	2,975,462
Petra Diamonds Ltd. (a)	1,163,909	2,731,881
Vostok Emerging Finance Ltd. (depository receipt) (a)(d)	419,609	114,305
Vostok New Ventures Ltd. SDR (a)	437,689	3,044,175
TOTAL BERMUDA		8,865,823
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	837,996	1,675,080
Canada - 1.8%
Cara Operations Ltd. (a)	185,400	4,670,971
McCoy Global, Inc.	519,400	1,687,846
New Look Vision Group, Inc.	96,000	2,230,715
Pason Systems, Inc.	254,600	3,856,425
ShawCor Ltd. Class A	129,500	3,043,797
TOTAL CANADA		15,489,754
Cayman Islands - 0.6%
58.com, Inc. ADR (a)(d)	52,900	3,141,731
Value Partners Group Ltd.	1,648,000	1,921,742
TOTAL CAYMAN ISLANDS		5,063,473
Common Stocks - continued
	Shares	Value
Denmark - 1.9%
Jyske Bank A/S (Reg.) (a)	169,127	$ 8,831,138
Spar Nord Bank A/S	656,369	7,727,841
TOTAL DENMARK		16,558,979
Finland - 0.5%
Tikkurila Oyj	207,846	4,008,366
France - 1.8%
Coface SA	236,000	2,327,499
Laurent-Perrier Group SA	34,163	3,132,880
Vetoquinol SA	64,184	2,689,196
Virbac SA	32,352	7,674,606
TOTAL FRANCE		15,824,181
Germany - 3.8%
alstria office REIT-AG (d)	181,000	2,499,699
CompuGroup Medical AG	270,078	8,529,112
CTS Eventim AG	413,280	15,575,056
Fielmann AG	96,874	6,404,791
TOTAL GERMANY		33,008,658
Greece - 0.4%
Titan Cement Co. SA (Reg.)	145,680	3,270,664
India - 0.5%
Jyothy Laboratories Ltd.	969,354	4,603,008
Ireland - 1.4%
FBD Holdings PLC	240,328	2,019,143
James Hardie Industries PLC:
CDI	165,775	2,301,080
sponsored ADR	112,915	7,858,884
TOTAL IRELAND		12,179,107
Israel - 1.5%
Azrieli Group	96,005	3,979,587
Ituran Location & Control Ltd.	87,286	2,238,886
Sarine Technologies Ltd.	1,347,700	1,945,144
Strauss Group Ltd. (a)	314,344	4,951,290
TOTAL ISRAEL		13,114,907
Italy - 4.1%
Azimut Holding SpA	391,997	9,798,424
Banco di Desio e della Brianza SpA	565,000	2,096,087
Common Stocks - continued
	Shares	Value
Italy - continued
Beni Stabili SpA SIIQ	12,545,675	$ 9,920,367
Interpump Group SpA	857,943	14,576,389
TOTAL ITALY		36,391,267
Japan - 25.0%
Artnature, Inc.	530,200	4,526,176
Asahi Co. Ltd.	358,200	4,291,984
Asia Securities Printing Co. Ltd.	456,400	3,126,507
Autobacs Seven Co. Ltd.	252,000	4,574,979
Azbil Corp.	267,800	6,370,068
Broadleaf Co. Ltd.	77,200	739,391
Coca-Cola Central Japan Co. Ltd.	373,900	6,887,592
Daiichikosho Co. Ltd.	135,300	5,322,044
Daikokutenbussan Co. Ltd.	168,700	6,520,136
GCA Savvian Group Corp.	319,200	4,952,770
Glory Ltd.	176,200	5,132,384
Goldcrest Co. Ltd.	377,130	7,729,134
Harmonic Drive Systems, Inc. (d)	101,100	1,511,585
Iwatsuka Confectionary Co. Ltd.	53,300	3,350,200
Japan Digital Laboratory Co.	250,000	3,663,211
Kobayashi Pharmaceutical Co. Ltd.	80,500	6,319,966
Koshidaka Holdings Co. Ltd.	152,900	3,435,886
Lasertec Corp.	288,700	3,654,902
Medikit Co. Ltd.	86,000	2,713,196
Meiko Network Japan Co. Ltd.	112,600	1,249,244
Miraial Co. Ltd.	73,200	752,465
Nabtesco Corp.	162,300	3,571,163
Nagaileben Co. Ltd.	331,300	7,150,744
ND Software Co. Ltd.	70,982	857,958
Nihon M&A Center, Inc.	62,500	2,576,956
Nihon Parkerizing Co. Ltd.	793,000	7,358,293
Nippon Seiki Co. Ltd.	180,000	3,600,436
NS Tool Co. Ltd.	35,600	755,748
OBIC Co. Ltd.	237,800	11,301,424
OSG Corp.	630,500	13,450,938
Paramount Bed Holdings Co. Ltd.	142,100	4,248,037
San-Ai Oil Co. Ltd.	541,000	3,775,891
Seven Bank Ltd.	2,043,800	9,746,123
SHO-BOND Holdings Co. Ltd.	203,700	8,160,491
Shoei Co. Ltd.	280,100	4,951,782
SK Kaken Co. Ltd.	46,000	4,825,110
Software Service, Inc.	62,900	2,766,006
Common Stocks - continued
	Shares	Value
Japan - continued
Techno Medica Co. Ltd.	79,400	$ 1,900,193
The Monogatari Corp.	61,200	2,214,725
The Nippon Synthetic Chemical Industry Co. Ltd.	471,000	2,979,497
TKC Corp.	169,900	4,894,041
Tocalo Co. Ltd.	117,000	2,404,478
Tsutsumi Jewelry Co. Ltd.	82,400	1,789,816
USS Co. Ltd.	885,800	15,573,956
Workman Co. Ltd.	85,300	5,382,225
Yamada Consulting Group Co. Ltd.	65,700	2,072,756
Yamato Kogyo Co. Ltd.	216,500	5,086,925
TOTAL JAPAN		220,219,532
Korea (South) - 2.4%
BGFretail Co. Ltd.	74,672	12,743,755
Coway Co. Ltd.	61,148	5,128,704
Leeno Industrial, Inc.	71,751	2,836,713
TOTAL KOREA (SOUTH)		20,709,172
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	12,224,378	4,939,066
Netherlands - 2.6%
Aalberts Industries NV	319,501	10,028,493
Heijmans NV (Certificaten Van Aandelen) (a)	268,092	3,282,917
VastNed Retail NV	218,729	9,951,077
TOTAL NETHERLANDS		23,262,487
Norway - 0.3%
Kongsberg Gruppen ASA	156,300	2,611,873
Philippines - 0.5%
Jollibee Food Corp.	1,091,090	4,538,743
South Africa - 1.5%
Alexander Forbes Group Holding	3,118,721	2,218,809
Clicks Group Ltd.	1,023,287	7,804,330
Nampak Ltd.	1,399,300	3,528,600
TOTAL SOUTH AFRICA		13,551,739
Spain - 1.2%
Hispania Activos Inmobiliarios SA (a)	210,543	3,214,081
Prosegur Compania de Seguridad SA (Reg.)	1,347,590	7,133,555
TOTAL SPAIN		10,347,636
Common Stocks - continued
	Shares	Value
Sweden - 2.8%
Fagerhult AB	638,618	$ 11,030,119
Intrum Justitia AB	398,534	13,558,957
TOTAL SWEDEN		24,589,076
Taiwan - 0.4%
Addcn Technology Co. Ltd.	406,900	3,990,602
Turkey - 0.7%
Albaraka Turk Katilim Bankasi A/S	3,452,046	1,744,024
Coca-Cola Icecek Sanayi A/S	286,362	4,112,882
TOTAL TURKEY		5,856,906
United Kingdom - 21.6%
AA PLC (a)	937,877	5,345,920
Babcock International Group PLC	164,700	2,550,175
Bellway PLC	319,872	12,043,623
Berendsen PLC	797,963	12,748,001
Britvic PLC	666,971	7,150,414
Dechra Pharmaceuticals PLC	472,550	7,265,194
Derwent London PLC	91,710	5,206,008
DP Poland PLC (a)(e)	6,688,000	1,893,032
Elementis PLC	1,927,810	7,737,151
Great Portland Estates PLC	676,189	8,790,955
H&T Group PLC	264,353	833,910
Hilton Food Group PLC	220,288	1,515,376
Howden Joinery Group PLC	807,300	6,248,129
Informa PLC	1,001,781	9,324,011
Integrated Diagnostics Holdings PLC (a)	633,400	4,069,595
InterContinental Hotel Group PLC ADR	116,931	4,891,224
ITE Group PLC	1,397,534	4,026,637
JUST EAT Ltd. (a)	647,370	4,407,809
Meggitt PLC	537,590	3,899,605
Rightmove PLC	116,414	6,624,716
Shaftesbury PLC	747,673	10,917,093
Spectris PLC	325,478	9,926,761
Spirax-Sarco Engineering PLC	288,791	14,954,844
Taylor Wimpey PLC	1,486,800	4,513,698
Ted Baker PLC	156,700	7,896,810
Topps Tiles PLC	975,000	2,344,817
Ultra Electronics Holdings PLC	270,058	7,359,295
Unite Group PLC	1,599,823	15,764,671
TOTAL UNITED KINGDOM		190,249,474
Common Stocks - continued
	Shares	Value
United States of America - 7.4%
ANSYS, Inc. (a)	21,085	$ 1,985,153
Autoliv, Inc. (d)	48,200	5,070,640
Broadridge Financial Solutions, Inc.	48,905	2,654,074
China Biologic Products, Inc. (a)	57,180	6,996,545
Dril-Quip, Inc. (a)	48,695	2,844,275
Kennedy-Wilson Holdings, Inc.	325,629	8,244,926
Martin Marietta Materials, Inc.	19,720	3,092,490
Mohawk Industries, Inc. (a)	32,600	6,571,834
Oceaneering International, Inc.	52,702	2,109,134
PriceSmart, Inc.	100,899	9,778,122
ResMed, Inc.	43,300	2,509,235
SS&C Technologies Holdings, Inc.	189,258	12,875,222
TOTAL UNITED STATES OF AMERICA		64,731,650
TOTAL COMMON STOCKS (Cost $640,343,070)		797,852,461
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
Sartorius AG (non-vtg.) (Cost $8,337,098)	65,179	14,040,974
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.17% (b)	64,944,242	64,944,242
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	7,344,906	7,344,906
TOTAL MONEY MARKET FUNDS (Cost $72,289,148)		72,289,148
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $720,969,316)		884,182,583
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,097,303)
NET ASSETS - 100%		$ 879,085,280
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,790
Fidelity Securities Lending Cash Central Fund	25,692
Total	$ 56,482
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$ -	$ 1,649,092	$ -	$ -	$ 1,893,032
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,733,459	$ 171,733,459	$ -	$ -
Consumer Staples	83,396,127	83,396,127	-	-
Energy	17,317,368	17,317,368	-	-
Financials	158,838,208	158,838,208	-	-
Health Care	73,410,591	73,410,591	-	-
Industrials	167,288,408	167,288,408	-	-
Information Technology	75,432,453	75,432,453	-	-
Materials	64,476,821	61,206,157	-	3,270,664
Money Market Funds	72,289,148	72,289,148	-	-
Total Investments in Securities:	$ 884,182,583	$ 880,911,919	$ -	$ 3,270,664

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 190,351,559
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $725,349,092. Net unrealized appreciation aggregated $158,833,491, of which $193,014,296 related to appreciated investment securities and $34,180,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2015

1.804839.111

ISC-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 3.3%
Austal Ltd.	1,589,594	$ 2,300,589
Bradken Ltd.	1,226,491	1,057,874
Challenger Ltd.	923,174	4,838,273
Charter Hall Group unit	980,739	3,390,801
GUD Holdings Ltd.	714,074	4,880,255
Imdex Ltd. (a)	7,363,809	1,318,731
Life Healthcare Group Ltd.	1,826,612	4,713,122
Nanosonics Ltd. (a)	1,455,582	1,909,804
RCG Corp. Ltd.	2,822,812	2,537,901
Slater & Gordon Ltd. (d)	553,171	1,382,844
SomnoMed Ltd. (a)(d)	584,445	1,260,240
TOTAL AUSTRALIA		29,590,434
Austria - 1.6%
Andritz AG	108,405	6,057,559
IMMOFINANZ Immobilien Anlagen AG (a)	1,436,000	3,521,635
RHI AG	204,488	5,081,099
TOTAL AUSTRIA		14,660,293
Bailiwick of Jersey - 1.3%
Kennedy Wilson Europe Real Estate PLC	190,406	3,404,629
Regus PLC	1,986,500	8,711,027
TOTAL BAILIWICK OF JERSEY		12,115,656
Belgium - 0.8%
Barco NV	54,903	3,631,099
Econocom Group SA (d)	427,271	3,955,781
TOTAL BELGIUM		7,586,880
Bermuda - 2.2%
BW Offshore Ltd.	5,651,350	3,390,070
Hiscox Ltd.	556,997	8,050,317
Petra Diamonds Ltd. (a)	2,387,039	5,602,762
Travelport Worldwide Ltd. (d)	228,600	2,914,650
TOTAL BERMUDA		19,957,799
Brazil - 0.2%
Banco ABC Brasil SA (a)	31,858	96,208
MAHLE Metal Leve SA	349,000	2,104,835
TOTAL BRAZIL		2,201,043
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	793,100	1,585,337
Common Stocks - continued
	Shares	Value
Canada - 3.9%
AutoCanada, Inc. (d)	92,960	$ 2,386,105
Constellation Software, Inc.	5,966	2,652,711
Dorel Industries, Inc. Class B (sub. vtg.)	111,708	2,848,539
Genesis Land Development Corp.	948,485	2,342,475
Jean Coutu Group, Inc. Class A (sub. vtg.) (d)	269,208	4,242,365
Lassonde Industries, Inc. Class A (sub. vtg.)	30,720	3,288,451
McCoy Global, Inc.	1,092,820	3,551,237
Open Text Corp.	130,223	5,910,492
ShawCor Ltd. Class A	114,685	2,695,582
Whitecap Resources, Inc. (d)	553,568	4,825,229
TOTAL CANADA		34,743,186
Cayman Islands - 3.5%
AMVIG Holdings Ltd.	13,632,000	6,435,912
Bonjour Holdings Ltd. (d)	37,240,800	2,257,804
China High Precision Automation Group Ltd. (a)	712,000	0
China Metal Recycling (Holdings) Ltd. (a)	436,800	0
Greatview Aseptic Pack Co. Ltd.	5,926,000	3,478,103
Lifestyle International Holdings Ltd.	3,212,500	5,229,642
Pico Far East Holdings Ltd.	18,482,000	5,459,513
SITC International Holdings Co. Ltd.	10,056,000	5,759,406
Value Partners Group Ltd.	2,192,000	2,556,103
TOTAL CAYMAN ISLANDS		31,176,483
Chile - 0.8%
Quinenco SA	2,409,395	4,753,034
Vina San Pedro SA	335,133,168	2,838,342
TOTAL CHILE		7,591,376
Denmark - 1.1%
Jyske Bank A/S (Reg.) (a)	187,503	9,790,660
Finland - 2.4%
Amer Group PLC (A Shares)	308,145	8,971,521
Asiakastieto Group Oyj (a)	178,437	2,772,953
Cramo Oyj (B Shares)	179,308	3,613,574
Olvi PLC (A Shares)	91,058	2,645,118
Tikkurila Oyj	198,200	3,822,341
TOTAL FINLAND		21,825,507
France - 3.0%
ALTEN	113,984	5,743,393
Coface SA	293,855	2,898,082
Common Stocks - continued
	Shares	Value
France - continued
The Lisi Group	140,500	$ 3,795,881
The Vicat Group	84,252	6,273,518
Thermador Groupe SA (d)	26,557	2,356,339
Wendel SA	45,620	6,074,888
TOTAL FRANCE		27,142,101
Germany - 3.7%
AURELIUS AG	128,735	6,220,861
CompuGroup Medical AG	199,249	6,292,319
GEA Group AG	70,900	3,001,731
LEG Immobilien AG	70,488	5,125,544
LEONI AG	95,001	6,016,991
OSRAM Licht AG	80,417	4,578,404
SHW Group	51,028	2,268,560
TOTAL GERMANY		33,504,410
Greece - 0.5%
Metka SA	283,500	2,254,485
Motor Oil (HELLAS) Corinth Refineries SA	250,290	2,272,874
TOTAL GREECE		4,527,359
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	2,558,800	5,419,746
Far East Horizon Ltd.	3,459,000	3,225,955
Magnificent Estates Ltd.	100,002,000	3,547,405
Shun Ho Technology Holdings Ltd. (a)	1,650,033	578,937
Techtronic Industries Co. Ltd.	1,242,000	4,381,758
TOTAL HONG KONG		17,153,801
India - 0.7%
Edelweiss Financial Services Ltd.	3,222,687	3,296,309
McLeod Russel India Ltd.	867,526	3,053,848
TOTAL INDIA		6,350,157
Indonesia - 0.3%
PT Media Nusantara Citra Tbk	16,013,700	2,420,848
Ireland - 1.8%
C&C Group PLC	879,300	3,426,272
Mincon Group PLC	4,787,945	3,680,852
United Drug PLC (United Kingdom)	1,222,449	9,573,823
TOTAL IRELAND		16,680,947
Common Stocks - continued
	Shares	Value
Isle of Man - 0.5%
Optimal Payments PLC (a)	1,050,400	$ 4,330,543
Israel - 1.1%
Frutarom Industries Ltd.	225,289	9,493,898
Italy - 1.6%
Banco di Desio e della Brianza SpA	587,800	2,180,672
Cerved Information Solutions SpA	394,600	3,180,932
Danieli & C. Officine Meccaniche SpA	160,697	3,377,932
Recordati SpA	210,600	5,248,003
TOTAL ITALY		13,987,539
Japan - 21.8%
A/S One Corp.	133,300	4,399,056
Aeon Delight Co. Ltd.	184,400	5,996,143
Ain Pharmaciez, Inc.	97,300	4,624,174
Arc Land Sakamoto Co. Ltd.	177,500	4,303,768
Broadleaf Co. Ltd.	394,900	3,782,195
Central Automotive Products Ltd.	105,000	774,358
Daiwa Industries Ltd.	486,900	3,205,797
Dexerials Corp.	200,000	2,557,792
Fuji Corp.	147,800	2,567,583
Fukuda Denshi Co. Ltd.	119,300	6,276,161
Funai Soken Holdings, Inc.	158,600	2,311,144
GMO Internet, Inc.	409,600	6,844,569
Iida Group Holdings Co. Ltd.	244,851	4,298,994
JSR Corp.	501,600	8,353,592
KAWAI Musical Instruments Manufacturing Co. Ltd. (d)	203,600	3,384,161
Kinugawa Rubber Industrial Co. Ltd.	720,000	3,967,886
Kotobuki Spirits Co. Ltd.	77,700	2,357,300
Leopalace21 Corp. (a)	949,500	5,194,344
Meitec Corp.	145,700	5,760,520
Message Co. Ltd.	117,300	3,459,325
Miraca Holdings, Inc.	115,800	5,335,200
Mitani Shoji Co. Ltd.	242,300	6,344,160
Monex Group, Inc.	699,100	1,895,329
Nihon House Holdings Co. Ltd. (d)	1,260,000	5,906,806
Nitori Holdings Co. Ltd.	109,100	9,797,741
Paramount Bed Holdings Co. Ltd.	191,600	5,727,825
Ricoh Leasing Co. Ltd.	238,800	7,610,925
S Foods, Inc. (d)	283,700	5,743,360
San-Ai Oil Co. Ltd.	589,000	4,110,905
Shinsei Bank Ltd.	2,774,000	6,065,712
Ship Healthcare Holdings, Inc.	198,700	4,214,970
Common Stocks - continued
	Shares	Value
Japan - continued
TKC Corp.	336,500	$ 9,693,025
Tokyo Ohka Kogyo Co. Ltd.	73,800	2,021,632
Toshiba Plant Systems & Services Corp.	523,700	6,169,379
Toyo Suisan Kaisha Ltd.	114,800	4,344,310
Tsuruha Holdings, Inc.	116,700	10,254,270
VT Holdings Co. Ltd.	1,219,300	7,565,592
Welcia Holdings Co. Ltd.	76,300	3,903,191
Yamada Consulting Group Co. Ltd.	171,500	5,410,618
TOTAL JAPAN		196,533,812
Korea (South) - 2.0%
BGFretail Co. Ltd.	29,770	5,080,640
DGB Financial Group Co. Ltd.	203,623	1,955,831
Fila Korea Ltd.	36,873	3,241,297
Hy-Lok Corp.	125,792	3,608,575
Nice Information & Telecom, Inc.	82,261	2,846,584
NS Shopping Co. Ltd.	4,753	951,790
TOTAL KOREA (SOUTH)		17,684,717
Luxembourg - 0.8%
Grand City Properties SA	403,378	6,979,621
Netherlands - 1.4%
Amsterdam Commodities NV	192,615	4,971,176
BinckBank NV	258,000	2,448,414
IMCD Group BV	142,000	5,216,578
TOTAL NETHERLANDS		12,636,168
New Zealand - 2.0%
EBOS Group Ltd.	1,408,656	10,135,407
Nuplex Industries Ltd.	2,663,990	8,001,174
TOTAL NEW ZEALAND		18,136,581
Norway - 2.1%
ABG Sundal Collier ASA	7,036,841	6,460,994
Ekornes A/S	331,597	4,079,782
Kongsberg Gruppen ASA	323,850	5,411,740
Spectrum ASA	795,369	3,057,445
TOTAL NORWAY		19,009,961
Portugal - 0.3%
NOS SGPS SA	273,400	2,316,818
Common Stocks - continued
	Shares	Value
Romania - 0.2%
Banca Transilvania SA (a)	2,470,593	$ 1,476,589
Singapore - 2.4%
Boustead Projects Pte Ltd. (a)	618,906	390,242
Boustead Singapore Ltd.	2,063,020	1,804,588
Hour Glass Ltd.	7,766,700	4,925,487
Interplex Holdings Ltd.	6,180,000	3,153,406
Mapletree Industrial (REIT)	2,887,630	3,209,998
OSIM International Ltd.	3,475,600	4,040,953
Wing Tai Holdings Ltd.	3,305,000	4,541,258
TOTAL SINGAPORE		22,065,932
South Africa - 0.8%
Clicks Group Ltd.	960,695	7,326,958
Spain - 0.5%
Hispania Activos Inmobiliarios SA (a)	315,800	4,820,900
Sweden - 0.6%
AddTech AB (B Shares)	195,134	2,895,314
Coor Service Management Holding AB (a)	474,600	2,079,564
TOTAL SWEDEN		4,974,878
Switzerland - 4.3%
Allied World Assur Co. Holdings AG	214,004	9,043,809
Daetwyler Holdings AG	17,902	2,215,750
Pargesa Holding SA	87,736	5,906,268
Vontobel Holdings AG	232,232	12,377,059
VZ Holding AG	36,481	9,419,445
TOTAL SWITZERLAND		38,962,331
Taiwan - 1.7%
King's Town Bank	2,458,000	2,049,627
Richtek Technology Corp.	575,000	2,969,441
Sunspring Metal Corp.	2,259,000	2,793,425
Tripod Technology Corp.	2,390,000	3,744,283
Vanguard International Semiconductor Corp.	2,252,000	2,631,838
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	401,000	1,051,263
TOTAL TAIWAN		15,239,877
Thailand - 0.9%
Delta Electronics PCL (For. Reg.)	2,430,200	5,560,861
TISCO Financial Group PCL	2,298,400	2,776,634
TOTAL THAILAND		8,337,495
Common Stocks - continued
	Shares	Value
Turkey - 0.4%
Aygaz A/S	849,000	$ 3,201,635
United Kingdom - 14.7%
Aberdeen Asset Management PLC	702,799	3,994,995
AEW UK REIT PLC (a)	2,218,649	3,555,703
Alliance Pharma PLC	1,704,544	1,520,611
Amec Foster Wheeler PLC	445,362	5,703,096
Ashmore Group PLC (d)	1,018,323	4,234,873
BBA Aviation PLC	1,011,181	4,688,380
Bond International Software PLC	843,266	1,665,861
Brammer PLC (d)	645,698	3,277,151
Brewin Dolphin Holding PLC	866,011	4,261,432
Cineworld Group PLC	864,276	6,903,698
Close Brothers Group PLC	285,777	6,484,501
Countrywide PLC	990,912	8,062,255
Diploma PLC	340,278	3,950,923
Exova Group Ltd. PLC	974,861	2,561,424
Informa PLC	818,651	7,619,540
ITE Group PLC	1,448,586	4,173,730
Luxfer Holdings PLC sponsored ADR	420,500	5,474,910
McColl's Retail Group PLC	1,131,887	2,825,969
Mears Group PLC	1,029,329	6,269,061
Meggitt PLC	506,038	3,670,731
Melrose PLC	761,300	3,290,831
Micro Focus International PLC	476,044	10,392,929
Moneysupermarket.com Group PLC	1,044,575	4,784,487
Provident Financial PLC	106,978	4,966,759
Silverdell PLC (a)	12,644,400	197
Sinclair Pharma PLC (a)(d)	6,436,280	4,598,432
Spectris PLC	186,025	5,673,581
Ultra Electronics Holdings PLC	273,540	7,454,182
TOTAL UNITED KINGDOM		132,060,242
United States of America - 1.2%
Dillard's, Inc. Class A	83,294	8,485,993
Hornbeck Offshore Services, Inc. (a)(d)	144,600	2,631,720
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(e)	27,500	2,842
TOTAL UNITED STATES OF AMERICA		11,120,555
TOTAL COMMON STOCKS (Cost $803,987,746)		851,301,327
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Brazil - 0.3%
Banco ABC Brasil SA (Cost $3,472,574)	915,100	$ 2,763,514
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.17% (b)	48,134,403	48,134,403
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,166,841	15,166,841
TOTAL MONEY MARKET FUNDS (Cost $63,301,244)		63,301,244
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $870,761,564)		917,366,085
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(16,770,164)
NET ASSETS - 100%		$ 900,595,921
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,842 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,358
Fidelity Securities Lending Cash Central Fund	141,822
Total	$ 185,180
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 152,054,719	$ 152,051,877	$ 2,842	$ -
Consumer Staples	70,925,744	70,925,744	-	-
Energy	34,042,746	31,769,872	-	2,272,874
Financials	208,170,879	208,170,879	-	-
Health Care	74,664,298	74,664,298	-	-
Industrials	161,671,785	159,417,103	-	2,254,682
Information Technology	86,813,673	86,813,673	-	-
Materials	62,519,362	62,519,362	-	-
Utilities	3,201,635	3,201,635	-	-
Money Market Funds	63,301,244	63,301,244	-	-
Total Investments in Securities:	$ 917,366,085	$ 912,835,687	$ 2,842	$ 4,527,556

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 306,171,969
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $878,442,213. Net unrealized appreciation aggregated $38,923,872, of which $124,630,113 related to appreciated investment securities and $85,706,241 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2015

1.804876.111

OVE-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 2.8%
Amcor Ltd.	2,147,687	$ 22,621,565
Ansell Ltd.	516,634	9,463,499
Austbrokers Holdings Ltd.	2,408,807	15,987,315
Australia & New Zealand Banking Group Ltd.	1,362,618	32,549,464
Flight Centre Travel Group Ltd. (d)	659,001	17,158,039
Life Healthcare Group Ltd.	1,346,638	3,474,667
Spotless Group Holdings Ltd.	14,133,339	20,196,644
TOTAL AUSTRALIA		121,451,193
Austria - 0.4%
Andritz AG	324,400	18,127,135
Bailiwick of Jersey - 3.5%
Delphi Automotive PLC	231,300	18,059,904
Regus PLC	5,467,070	23,973,721
Shire PLC	377,300	33,540,522
Wolseley PLC	470,058	31,241,852
WPP PLC	1,881,533	43,229,734
TOTAL BAILIWICK OF JERSEY		150,045,733
Belgium - 2.0%
Anheuser-Busch InBev SA NV	429,612	51,330,771
KBC Groep NV	519,505	36,206,873
TOTAL BELGIUM		87,537,644
Canada - 1.1%
Constellation Software, Inc.	66,200	29,435,045
Open Text Corp.	339,500	15,409,045
TOTAL CANADA		44,844,090
Cayman Islands - 0.7%
Lifestyle International Holdings Ltd.	5,420,000	8,823,240
Shenzhou International Group Holdings Ltd.	4,292,000	22,560,917
TOTAL CAYMAN ISLANDS		31,384,157
Denmark - 0.3%
NNIT A/S	636,001	14,320,868
France - 6.6%
ALTEN	281,600	14,189,179
AXA SA	1,242,100	32,739,272
Christian Dior SA	123,497	25,600,272
Ipsen SA	387,000	24,872,331
Kering SA	97,700	18,841,709
Sanofi SA	688,011	74,161,431
Sodexo SA	233,000	21,715,016
Total SA	920,700	45,430,036
Zodiac Aerospace	880,100	26,242,371
TOTAL FRANCE		283,791,617
Germany - 5.6%
adidas AG	398,100	32,559,276
Bayer AG	467,197	68,909,210

	Shares	Value
CompuGroup Medical AG	462,500	$ 14,605,833
Continental AG	113,800	25,439,852
Deutsche Post AG	1,264,673	38,223,275
Fresenius SE & Co. KGaA	676,300	46,666,761
Gerry Weber International AG (Bearer) (d)	573,000	14,115,137
TOTAL GERMANY		240,519,344
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	22,493,800	16,628,202
Ireland - 2.7%
Accenture PLC Class A	203,500	20,982,885
Allergan PLC (a)	63,200	20,928,680
DCC PLC (United Kingdom)	307,600	24,306,395
Kerry Group PLC Class A	441,164	33,503,753
United Drug PLC (United Kingdom)	2,088,200	16,354,103
TOTAL IRELAND		116,075,816
Israel - 1.4%
Frutarom Industries Ltd.	465,572	19,619,657
Teva Pharmaceutical Industries Ltd. sponsored ADR	586,100	40,452,622
TOTAL ISRAEL		60,072,279
Italy - 1.1%
Mediaset SpA	3,833,800	19,427,113
Recordati SpA	1,128,900	28,131,389
TOTAL ITALY		47,558,502
Japan - 18.6%
ACOM Co. Ltd. (a)(d)	2,906,200	13,811,690
Ai Holdings Corp.	810,600	13,133,375
Arc Land Sakamoto Co. Ltd.	492,000	11,929,318
Astellas Pharma, Inc.	2,670,800	40,233,861
Bridgestone Corp.	706,900	26,682,359
Broadleaf Co. Ltd.	529,900	5,075,171
Casio Computer Co. Ltd. (d)	1,085,100	21,652,094
Daito Trust Construction Co. Ltd.	205,100	21,670,912
Dentsu, Inc.	524,900	29,774,051
Fukuda Denshi Co. Ltd.	147,200	7,743,930
GMO Internet, Inc.	1,488,200	24,868,376
Hoya Corp.	924,600	39,151,981
Isuzu Motors Ltd.	1,553,200	21,530,622
Japan Tobacco, Inc.	1,109,300	43,084,000
KDDI Corp.	1,455,600	37,002,201
Keyence Corp.	46,890	23,646,468
Leopalace21 Corp. (a)	1,691,200	9,251,895
Makita Corp.	401,800	22,207,851
Meitec Corp.	433,900	17,155,041
Miraca Holdings, Inc.	441,500	20,341,026
Misumi Group, Inc.	1,446,300	17,889,845
Nakanishi, Inc.	414,200	16,509,848
NGK Spark Plug Co. Ltd.	1,117,800	29,628,216
Nitori Holdings Co. Ltd.	256,700	23,052,979
Common Stocks - continued
	Shares	Value
Japan - continued
OBIC Co. Ltd.	413,600	$ 19,656,304
Olympus Corp.	827,000	31,696,050
OMRON Corp.	600,300	23,564,445
ORIX Corp.	2,414,900	36,106,102
Roland DG Corp.	293,100	7,189,446
Shinsei Bank Ltd.	11,369,000	24,859,797
Ship Healthcare Holdings, Inc.	729,800	15,481,052
SoftBank Corp.	423,000	23,380,962
Software Service, Inc.	108,400	4,766,854
Sundrug Co. Ltd.	385,400	22,483,092
Tsuruha Holdings, Inc.	322,900	28,372,784
VT Holdings Co. Ltd.	3,034,000	18,825,562
TOTAL JAPAN		793,409,560
Luxembourg - 0.8%
Eurofins Scientific SA	49,059	16,112,529
Grand City Properties SA	990,257	17,134,346
TOTAL LUXEMBOURG		33,246,875
Netherlands - 2.3%
Arcadis NV	644,300	16,911,699
IMCD Group BV	812,300	29,841,029
ING Groep NV (Certificaten Van Aandelen)	3,009,600	51,184,707
TOTAL NETHERLANDS		97,937,435
New Zealand - 0.4%
EBOS Group Ltd.	2,274,441	16,364,808
Norway - 0.5%
Telenor ASA (a)	948,600	20,810,450
Portugal - 0.5%
NOS SGPS SA	2,383,700	20,199,705
South Africa - 0.2%
EOH Holdings Ltd.	715,781	9,751,404
Spain - 0.7%
Amadeus IT Holding SA Class A	694,600	30,292,553
Sweden - 3.7%
Alfa Laval AB	794,600	14,617,674
HEXPOL AB (B Shares)	2,391,200	25,653,411
Nordea Bank AB	3,300,400	41,127,076
Svenska Cellulosa AB (SCA) (B Shares)	1,195,800	34,043,931
Svenska Handelsbanken AB (A Shares)	1,411,900	21,603,825
Swedbank AB (A Shares)	907,100	21,261,265
TOTAL SWEDEN		158,307,182
Switzerland - 7.7%
DKSH Holding AG	245,023	18,383,698
EFG International	1,489,895	17,345,875
Nestle SA	1,199,160	90,716,558
Roche Holding AG (participation certificate)	305,299	88,207,833

	Shares	Value
Sika AG (Bearer)	7,460	$ 27,043,755
Syngenta AG (Switzerland)	72,697	29,949,043
UBS Group AG	2,450,406	56,422,988
TOTAL SWITZERLAND		328,069,750
Taiwan - 0.9%
King's Town Bank	11,776,899	9,820,282
St.Shine Optical Co. Ltd.	918,000	11,917,183
Taiwan Semiconductor Manufacturing Co. Ltd.	3,838,000	16,725,222
TOTAL TAIWAN		38,462,687
United Kingdom - 26.5%
Aberdeen Asset Management PLC	3,068,100	17,440,326
Aldermore Group PLC	4,976,300	20,516,071
Ashmore Group PLC (d)	3,886,400	16,162,270
Barclays PLC	8,627,192	38,905,527
British American Tobacco PLC (United Kingdom)	764,000	45,363,291
BT Group PLC	7,087,000	51,288,627
Capita Group PLC	1,481,200	30,163,032
Cineworld Group PLC	3,009,400	24,038,605
Close Brothers Group PLC	698,200	15,842,699
Dechra Pharmaceuticals PLC	474,295	7,292,022
Diageo PLC	1,605,661	45,011,084
Diploma PLC	1,646,506	19,117,363
Elementis PLC	4,226,700	16,963,609
Essentra PLC	1,199,700	17,095,792
Exova Group Ltd. PLC	5,295,435	13,913,629
Hikma Pharmaceuticals PLC	622,723	23,290,785
Hilton Food Group PLC	1,126,805	7,751,369
Howden Joinery Group PLC	3,947,000	30,547,954
HSBC Holdings PLC (United Kingdom)	867,400	7,834,747
IMI PLC	1,092,899	18,108,360
Indivior PLC	454,800	1,873,609
Intertek Group PLC	445,600	17,027,969
ITV PLC	7,888,300	34,578,770
James Fisher and Sons PLC	432,656	7,526,822
Johnson Matthey PLC	527,800	24,026,563
Lloyds Banking Group PLC	45,237,200	58,908,274
London Stock Exchange Group PLC	1,010,545	41,204,650
Melrose PLC	4,732,785	20,458,160
Micro Focus International PLC	1,176,600	25,687,375
Next PLC	244,900	30,557,602
Provident Financial PLC	369,900	17,173,663
Prudential PLC	2,221,497	52,261,656
Reckitt Benckiser Group PLC	461,200	44,228,224
Rio Tinto PLC	830,900	32,140,127
Rolls-Royce Group PLC	1,473,366	18,269,003
Royal Dutch Shell PLC Class A (United Kingdom)	500,200	14,337,413
Schroders PLC	628,000	31,020,053
Senior Engineering Group PLC	4,141,400	18,826,652
Shawbrook Group Ltd.	2,569,786	13,403,775
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sinclair Pharma PLC (a)	9,929,564	$ 7,094,225
Spectris PLC	532,700	16,246,830
Spirax-Sarco Engineering PLC	358,510	18,565,194
St. James's Place Capital PLC	2,825,605	43,199,413
The Restaurant Group PLC	2,259,400	23,799,004
Vodafone Group PLC	7,471,132	28,300,624
Whitbread PLC	294,442	23,864,417
TOTAL UNITED KINGDOM		1,131,227,229
United States of America - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	373,700	23,580,470
Fidelity National Information Services, Inc.	410,600	26,865,558
Google, Inc. Class C	40,293	25,207,704
Huron Consulting Group, Inc. (a)	259,900	19,874,553
McGraw Hill Financial, Inc.	307,700	31,308,475
MSCI, Inc. Class A	322,600	21,988,416
Total System Services, Inc.	653,200	30,190,904
TOTAL UNITED STATES OF AMERICA		179,016,080
TOTAL COMMON STOCKS (Cost $3,462,666,732)		4,089,452,298
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
Henkel AG & Co. KGaA	322,200	38,216,464
Volkswagen AG	144,668	28,980,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $61,128,698)		67,196,474
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	109,867,699	$ 109,867,699
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	61,685,158	61,685,158
TOTAL MONEY MARKET FUNDS (Cost $171,552,857)		171,552,857
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $3,695,348,287)		4,328,201,629
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(52,242,890)
NET ASSETS - 100%		$ 4,275,958,739
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 103,989
Fidelity Securities Lending Cash Central Fund	1,251,877
Total	$ 1,355,866
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 667,171,477	$ 623,941,743	$ 43,229,734	$ -
Consumer Staples	484,105,321	207,455,393	276,649,928	-
Energy	67,294,271	7,526,822	59,767,449	-
Financials	902,881,901	693,786,990	209,094,911	-
Health Care	743,959,512	548,049,726	195,909,786	-
Industrials	513,642,145	513,642,145	-	-
Information Technology	401,697,759	384,972,537	16,725,222	-
Materials	215,113,522	153,024,352	62,089,170	-
Telecommunication Services	160,782,864	57,812,651	102,970,213	-
Money Market Funds	171,552,857	171,552,857	-	-
Total Investments in Securities:	$ 4,328,201,629	$ 3,361,765,216	$ 966,436,413	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 37,179,827
Level 2 to Level 1	$ 629,406,465
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $3,695,775,283. Net unrealized appreciation aggregated $632,426,346, of which $770,502,307 related to appreciated investment securities and $138,075,961 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

July 31, 2015

1.931233.103

TEK-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.3%
	Shares	Value
Argentina - 0.3%
Grupo Financiero Galicia SA sponsored ADR	1,660	$ 31,191
Telecom Argentina SA Class B sponsored ADR	2,720	43,547
YPF SA Class D sponsored ADR	5,400	123,822
TOTAL ARGENTINA		198,560
Bermuda - 0.7%
Aquarius Platinum Ltd. (Australia) (a)	312,441	29,689
China Resources Gas Group Ltd.	22,000	67,116
Credicorp Ltd. (United States)	1,289	170,019
GP Investments Ltd. Class A (depositary receipt) (a)	35,922	68,509
Shangri-La Asia Ltd.	122,000	157,373
TOTAL BERMUDA		492,706
Brazil - 1.6%
B2W Companhia Global do Varejo (a)	3,234	17,001
BB Seguridade Participacoes SA	7,030	66,215
CCR SA	27,800	123,575
Cielo SA	12,840	163,990
Companhia de Saneamento de Minas Gerais	9,146	31,894
Cosan SA Industria e Comercio	13,025	79,125
Direcional Engenharia SA	50,700	55,824
Fibria Celulose SA	14,400	191,526
FPC Par Corretora de Seguros (a)	21,800	90,410
Minerva SA (a)	40,100	132,341
Smiles SA	9,000	145,385
TOTAL BRAZIL		1,097,286
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,512	28,426
Canada - 0.2%
Goldcorp, Inc.	2,900	38,693
Pan American Silver Corp.	13,200	82,368
Torex Gold Resources, Inc. (a)	36,200	31,001
TOTAL CANADA		152,062
Cayman Islands - 3.6%
58.com, Inc. ADR (a)	3,050	181,140
Alibaba Group Holding Ltd. sponsored ADR	700	54,838
China ZhengTong Auto Services Holdings Ltd.	212,660	113,568
ENN Energy Holdings Ltd.	33,181	220,428
Eurasia Drilling Co. Ltd. GDR (Reg. S)	4,000	62,520
Haitian International Holdings Ltd.	33,000	68,364
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengan International Group Co. Ltd.	14,500	$ 162,071
Leju Holdings Ltd. ADR	6,948	47,385
Tencent Holdings Ltd.	53,200	991,150
TPK Holding Co. Ltd.	24,000	81,870
Uni-President China Holdings Ltd.	276,600	255,110
Vipshop Holdings Ltd. ADR (a)	6,300	122,787
Yingde Gases Group Co. Ltd.	72,000	42,816
TOTAL CAYMAN ISLANDS		2,404,047
Chile - 1.1%
Compania Cervecerias Unidas SA sponsored ADR (e)	7,100	149,810
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,954	61,305
Empresas CMPC SA	47,506	124,423
Enersis SA	411,558	123,913
Inversiones La Construccion SA	8,538	93,080
Vina Concha y Toro SA	103,483	161,932
TOTAL CHILE		714,463
China - 6.5%
Anhui Conch Cement Co. Ltd. (H Shares)	56,500	175,645
Baoshan Iron & Steel Co. Ltd.	57,400	62,764
BBMG Corp. (H Shares)	267,500	205,310
China Cinda Asset Management Co. Ltd. (H Shares)	222,840	99,458
China Life Insurance Co. Ltd. (H Shares)	142,120	523,464
China Longyuan Power Grid Corp. Ltd. (H Shares)	54,770	62,667
China Machinery Engineering Co. (H Shares)	73,000	55,464
China Merchants Bank Co. Ltd. (H Shares)	70,590	182,569
China Pacific Insurance (Group) Co. Ltd. (H Shares)	108,540	455,033
China Petroleum & Chemical Corp. (H Shares)	140,000	105,518
China Suntien Green Energy Corp. Ltd. (H Shares)	243,190	42,977
China Telecom Corp. Ltd. (H Shares)	398,919	223,328
Daqin Railway Co. Ltd. (A Shares)	27,200	44,766
Industrial & Commercial Bank of China Ltd. (H Shares)	1,311,260	900,820
Inner Mongoli Yili Industries Co. Ltd.	46,700	129,803
Kweichow Moutai Co. Ltd.	9,020	300,432
Maanshan Iron & Steel Ltd. (H Shares) (a)	234,000	54,936
PetroChina Co. Ltd. (H Shares)	144,000	141,860
PICC Property & Casualty Co. Ltd. (H Shares)	72,775	151,515
Qingdao Haier Co. Ltd.	121,000	217,848
Zhengzhou Yutong Bus Co. Ltd.	29,900	93,219
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	17,500	118,852
TOTAL CHINA		4,348,248
Common Stocks - continued
	Shares	Value
Colombia - 0.4%
Bancolombia SA sponsored ADR	6,557	$ 253,100
Egypt - 0.1%
Citadel Capital Corp. (a)	229,300	57,691
Greece - 0.3%
Public Power Corp. of Greece	2,046	9,344
Titan Cement Co. SA (Reg.)	7,100	159,402
TOTAL GREECE		168,746
Hong Kong - 3.7%
China Mobile Ltd.	14,840	194,268
China Mobile Ltd. sponsored ADR	9,146	594,490
China Resources Enterprise Ltd.	70,000	226,642
China Resources Power Holdings Co. Ltd.	62,149	159,856
China Unicom Ltd.	21,190	29,740
China Unicom Ltd. sponsored ADR	6,406	90,261
CNOOC Ltd.	289,000	354,643
CNOOC Ltd. sponsored ADR	70	8,586
Far East Horizon Ltd.	433,564	404,353
Lenovo Group Ltd.	118,000	128,011
Sinotruk Hong Kong Ltd.	151,500	78,952
Techtronic Industries Co. Ltd.	55,000	194,039
TOTAL HONG KONG		2,463,841
India - 6.6%
Adani Ports & Special Economic Zone	33,680	171,063
Axis Bank Ltd. (a)	44,530	399,104
Bharti Airtel Ltd.	13,141	86,007
Bharti Infratel Ltd.	31,745	222,082
Coal India Ltd.	46,494	319,015
Eicher Motors Ltd. (a)	450	134,119
GAIL India Ltd.	9,807	54,401
Grasim Industries Ltd.	3,769	218,893
HCL Technologies Ltd.	14,136	220,529
Infosys Ltd.	21,942	369,825
ITC Ltd.	65,019	331,252
JK Cement Ltd.	10,538	112,407
Larsen & Toubro Ltd. (a)	7,441	208,299
LIC Housing Finance Ltd.	13,660	106,568
Lupin Ltd.	8,951	237,343
Oil & Natural Gas Corp. Ltd.	28,507	121,489
Petronet LNG Ltd. (a)	22,309	67,393
Phoenix Mills Ltd. (a)	23,836	133,804
Common Stocks - continued
	Shares	Value
India - continued
Power Grid Corp. of India Ltd.	52,362	$ 117,141
SREI Infrastructure Finance Ltd.	174,485	102,938
State Bank of India (a)	69,490	293,269
Tata Consultancy Services Ltd.	5,049	198,111
Yes Bank Ltd. (a)	14,702	190,460
TOTAL INDIA		4,415,512
Indonesia - 0.8%
PT Bakrieland Development Tbk (a)	14,008,300	51,777
PT Bank Mandiri (Persero) Tbk	262,000	183,943
PT Bank Rakyat Indonesia Tbk	230,300	170,246
PT Kalbe Farma Tbk	1,147,400	148,011
TOTAL INDONESIA		553,977
Ireland - 0.1%
Dragon Oil PLC	7,100	81,273
Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	117,495	216,645
Partner Communications Co. Ltd. (a)	12,209	52,866
TOTAL ISRAEL		269,511
Kenya - 0.0%
Equity Group Holdings Ltd.	12,800	4,906
Korea (South) - 8.1%
AMOREPACIFIC Group, Inc.	1,457	243,033
BGFretail Co. Ltd.	772	131,752
Daewoo International Corp.	11,925	211,697
E-Mart Co. Ltd.	1,388	284,495
Fila Korea Ltd.	2,319	203,850
Hyundai Industrial Development & Construction Co.	4,871	292,417
Hyundai Mobis	3,098	567,239
KB Financial Group, Inc.	5,280	166,471
Korea Electric Power Corp.	4,305	186,800
Korea Zinc Co. Ltd.	439	185,232
Korean Reinsurance Co.	22,314	282,264
LG Chemical Ltd.	1,339	287,083
NAVER Corp.	310	139,043
Samsung Electronics Co. Ltd.	1,355	1,377,025
Samsung Life Insurance Co. Ltd.	1,087	99,747
Shinhan Financial Group Co. Ltd.	10,196	366,172
SK Hynix, Inc.	5,622	178,876
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Telecom Co. Ltd.	213	$ 45,874
SK Telecom Co. Ltd. sponsored ADR	5,839	140,078
TOTAL KOREA (SOUTH)		5,389,148
Mexico - 3.3%
America Movil S.A.B. de CV Series L sponsored ADR	16,172	313,413
Banregio Grupo Financiero S.A.B. de CV	16,100	92,298
El Puerto de Liverpool S.A.B. de CV Class C	14,000	163,873
Grupo Aeroportuario del Pacifico SA de CV Series B	19,500	153,930
Grupo Aeroportuario Norte S.A.B. de CV	11,400	63,408
Grupo Comercial Chedraui S.A.B. de CV	32,176	89,943
Grupo Financiero Banorte S.A.B. de CV Series O	76,634	403,324
Grupo Televisa SA de CV (CPO) sponsored ADR	9,100	317,226
Macquarie Mexican (REIT)	207,870	308,596
Wal-Mart de Mexico SA de CV Series V	128,600	312,391
TOTAL MEXICO		2,218,402
Netherlands - 0.2%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(f)	15,500	82,436
Yandex NV (a)	3,063	42,606
TOTAL NETHERLANDS		125,042
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	15,780	94,680
Transnational Corp. of Nigeria PLC	4,086,520	42,260
Zenith Bank PLC	2,191,640	176,695
TOTAL NIGERIA		313,635
Pakistan - 0.2%
Habib Bank Ltd.	61,400	140,766
Panama - 0.2%
Copa Holdings SA Class A	2,000	151,060
Philippines - 1.1%
Alliance Global Group, Inc.	421,550	208,583
Metro Pacific Investments Corp.	617,300	65,548
Metropolitan Bank & Trust Co.	90,141	174,361
Robinsons Land Corp.	490,980	302,596
TOTAL PHILIPPINES		751,088
Russia - 2.1%
E.ON Russia JSC (a)	1,061,700	44,687
Common Stocks - continued
	Shares	Value
Russia - continued
Gazprom OAO (a)	69,823	$ 160,825
LUKOIL Oil Co. sponsored ADR (United Kingdom)	8,800	364,320
Mobile TeleSystems OJSC (a)	28,152	102,400
NOVATEK OAO GDR (Reg. S)	3,000	299,250
Sberbank of Russia (a)	74,440	87,328
Sberbank of Russia sponsored ADR	47,084	232,242
Sistema JSFC (a)	169,200	57,901
Sistema JSFC sponsored GDR	3,860	32,771
TOTAL RUSSIA		1,381,724
Singapore - 0.3%
Ezion Holdings Ltd.	72,440	45,676
First Resources Ltd.	125,400	173,678
TOTAL SINGAPORE		219,354
South Africa - 3.0%
Aspen Pharmacare Holdings Ltd.	9,962	292,176
Barclays Africa Group Ltd.	25,230	371,342
Bidvest Group Ltd.	8,056	196,079
JSE Ltd.	9,010	104,984
Life Healthcare Group Holdings Ltd.	45,600	134,851
MTN Group Ltd.	1,846	30,790
Naspers Ltd. Class N	5,200	727,575
Sasol Ltd.	2,600	89,754
Telkom SA Ltd.	18,100	87,966
TOTAL SOUTH AFRICA		2,035,517
Taiwan - 5.3%
Advantech Co. Ltd.	18,000	121,099
Catcher Technology Co. Ltd.	16,000	175,869
E.SUN Financial Holdings Co. Ltd.	356,946	216,468
Hon Hai Precision Industry Co. Ltd. (Foxconn)	58,624	167,947
Inotera Memories, Inc. (a)	65,000	39,111
King's Town Bank	75,600	63,040
Largan Precision Co. Ltd.	5,000	506,159
Pegatron Corp.	51,000	143,045
Taiwan Cement Corp.	175,000	189,040
Taiwan Fertilizer Co. Ltd.	45,000	65,666
Taiwan Semiconductor Manufacturing Co. Ltd.	308,000	1,342,201
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,142	113,690
Unified-President Enterprises Corp.	94,243	165,506
Universal Cement Corp.	97,654	73,410
Common Stocks - continued
	Shares	Value
Taiwan - continued
Vanguard International Semiconductor Corp.	42,000	$ 49,084
Yuanta Financial Holding Co. Ltd.	254,200	120,436
TOTAL TAIWAN		3,551,771
Thailand - 1.1%
Intouch Holdings PCL NVDR	48,500	112,703
Jasmine Broadband Internet Infrastructure Fund	506,100	142,422
Kasikornbank PCL (For. Reg.)	64,480	327,165
Thai Union Frozen Products PCL (For. Reg.)	290,200	155,906
TOTAL THAILAND		738,196
Turkey - 0.7%
Aselsan A/S	14,000	75,782
Aygaz A/S	12,053	45,453
Tupras Turkiye Petrol Rafinelleri A/S (a)	6,400	166,288
Turkiye Garanti Bankasi A/S	64,884	191,385
TOTAL TURKEY		478,908
United Arab Emirates - 0.5%
DP World Ltd.	5,247	119,369
Emaar Properties PJSC	24,256	52,174
First Gulf Bank PJSC	38,929	164,291
TOTAL UNITED ARAB EMIRATES		335,834
United Kingdom - 0.1%
Fresnillo PLC	7,700	77,800
United States of America - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	2,020	127,462
TOTAL COMMON STOCKS (Cost $32,284,275)		35,740,062
Nonconvertible Preferred Stocks - 2.3%

Brazil - 1.6%
Banco Bradesco SA (PN) sponsored ADR	26,470	210,172
Banco do Estado Rio Grande do Sul SA	29,320	84,690
Companhia Paranaense de Energia-Copel:
(PN-B)	515	5,307
(PN-B) sponsored	7,202	73,172
Itau Unibanco Holding SA sponsored ADR	41,368	359,074
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	34,206	$ 210,367
Vale SA (PN-A) sponsored ADR	23,800	102,102
TOTAL BRAZIL		1,044,884
Korea (South) - 0.7%
Hyundai Motor Co. Series 2	2,138	188,856
Samsung Electronics Co. Ltd.	283	223,286
Samsung Fire & Marine Insurance Co. Ltd.	630	85,906
TOTAL KOREA (SOUTH)		498,048
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,025,462)		1,542,932
Nonconvertible Bonds - 15.5%
	Principal Amount
Azerbaijan - 0.7%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	$ 200,000	189,850
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	275,000	281,925
TOTAL AZERBAIJAN		471,775
Brazil - 0.4%
Caixa Economica Federal 3.5% 11/7/22 (f)	300,000	260,100
Canada - 0.1%
First Quantum Minerals Ltd. 7% 2/15/21 (f)	100,000	76,250
Cayman Islands - 1.5%
Lamar Funding Ltd. 3.958% 5/7/25 (f)	200,000	193,750
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	530,000	493,409
8.375% 12/10/18	300,000	319,977
TOTAL CAYMAN ISLANDS		1,007,136
Georgia - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)	200,000	210,500
Indonesia - 1.4%
PT Pertamina Persero:
4.875% 5/3/22 (f)	275,000	275,000
5.25% 5/23/21 (f)	200,000	207,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Indonesia - continued
PT Pertamina Persero: - continued
5.625% 5/20/43 (f)	$ 200,000	$ 175,260
6.5% 5/27/41 (f)	275,000	271,205
TOTAL INDONESIA		928,465
Ireland - 0.5%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)	250,000	253,855
6.8% 11/22/25 (f)	100,000	91,690
TOTAL IRELAND		345,545
Israel - 0.9%
B Communications Ltd. 7.375% 2/15/21 (f)	300,000	323,250
Israel Electric Corp. Ltd. 7.25% 1/15/19 (Reg. S)	250,000	284,250
TOTAL ISRAEL		607,500
Kazakhstan - 1.6%
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)	400,000	350,500
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)	200,000	161,172
KazMunaiGaz National Co. 5.75% 4/30/43 (f)	300,000	237,036
Zhaikmunai International BV 7.125% 11/13/19 (f)	350,000	316,820
TOTAL KAZAKHSTAN		1,065,528
Luxembourg - 0.9%
RSHB Capital SA:
5.1% 7/25/18 (f)	400,000	388,048
6.299% 5/15/17 (Reg. S)	200,000	202,700
TOTAL LUXEMBOURG		590,748
Mexico - 3.1%
Comision Federal de Electricid 4.875% 5/26/21 (f)	250,000	263,993
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	374,500
Petroleos Mexicanos:
5.5% 1/21/21	400,000	432,916
6.5% 6/2/41	150,000	156,780
6.625% (f)(g)	850,000	849,150
TOTAL MEXICO		2,077,339
Nonconvertible Bonds - continued
	Principal Amount	Value
Netherlands - 0.7%
Petrobras Global Finance BV:
6.85% 6/5/2115	$ 215,000	$ 173,759
7.25% 3/17/44	300,000	263,271
TOTAL NETHERLANDS		437,030
South Africa - 0.4%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (f)	300,000	301,997
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)	150,000	172,875
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (f)	200,000	193,500
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (f)	300,000	283,026
Venezuela - 2.0%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	144,690
5.5% 4/12/37	500,000	160,000
6% 11/15/26 (Reg. S)	700,000	228,270
8.5% 11/2/17 (f)	250,000	170,375
9% 11/17/21 (Reg. S)	550,000	219,313
9.75% 5/17/35 (f)	300,000	120,000
12.75% 2/17/22 (f)	600,000	282,300
TOTAL VENEZUELA		1,324,948
TOTAL NONCONVERTIBLE BONDS (Cost $11,044,221)		10,354,262
Government Obligations - 26.0%

Armenia - 0.9%
Republic of Armenia 6% 9/30/20 (f)	625,000	616,344
Azerbaijan - 0.5%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)	325,000	302,132
Barbados - 0.5%
Barbados Government 7% 8/4/22 (f)	350,000	357,600
Belize - 0.4%
Belize Government 5% 2/20/38 (d)(f)	332,500	247,713
Government Obligations - continued
	Principal Amount	Value
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (f)	$ 200,000	$ 200,500
Brazil - 1.4%
Brazilian Federative Republic:
4.25% 1/7/25	850,000	801,975
12.25% 3/6/30	100,000	169,250
TOTAL BRAZIL		971,225
Colombia - 1.0%
Colombian Republic:
4% 2/26/24	200,000	199,200
7.375% 9/18/37	225,000	275,625
11.75% 2/25/20	150,000	203,250
TOTAL COLOMBIA		678,075
Congo - 0.4%
Congo Republic 4% 6/30/29 (d)	299,250	262,203
Costa Rica - 0.6%
Costa Rican Republic:
4.375% 4/30/25 (f)	225,000	201,938
7% 4/4/44 (f)	200,000	191,000
TOTAL COSTA RICA		392,938
Dominican Republic - 0.7%
Dominican Republic:
5.875% 4/18/24 (f)	150,000	156,375
6.6% 1/28/24 (f)	100,000	108,400
7.45% 4/30/44 (f)	200,000	215,000
TOTAL DOMINICAN REPUBLIC		479,775
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (f)	200,000	167,500
Egypt - 0.2%
Arab Republic of Egypt 6.875% 4/30/40 (f)	150,000	144,030
El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19	100,000	108,125
7.625% 2/1/41 (f)	150,000	147,000
TOTAL EL SALVADOR		255,125
Government Obligations - continued
	Principal Amount	Value
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (f)	$ 200,000	$ 195,000
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (f)	200,000	188,500
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (f)	200,000	210,920
Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	187,000
8.125% 1/18/26 (f)	200,000	185,350
TOTAL GHANA		372,350
Hungary - 0.3%
Hungarian Republic 5.75% 11/22/23	200,000	223,120
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	198,425
Ivory Coast - 0.7%
Ivory Coast:
5.375% 7/23/24 (f)	200,000	186,500
5.75% 12/31/32	275,000	252,419
TOTAL IVORY COAST		438,919
Jamaica - 0.3%
Jamaican Government 8% 6/24/19	150,000	167,692
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (f)	200,000	196,300
Lebanon - 1.0%
Lebanese Republic:
5% 10/12/17	100,000	101,125
6.1% 10/4/22	150,000	152,438
6.65% 2/26/30(Reg. S)	125,000	127,338
11.625% 5/11/16 (Reg. S)	250,000	265,390
TOTAL LEBANON		646,291
Mexico - 0.6%
Comision Federal de Electricid 4.875% 1/15/24 (f)	200,000	208,250
United Mexican States 5.75% 10/12/2110	200,000	200,500
TOTAL MEXICO		408,750
Government Obligations - continued
	Principal Amount	Value
Mongolia - 0.3%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	$ 200,000	$ 172,000
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (f)	200,000	214,780
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)	250,000	246,800
Nigeria - 0.3%
Republic of Nigeria 6.375% 7/12/23	200,000	195,040
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (f)	200,000	208,250
Panama - 0.4%
Panamanian Republic 8.875% 9/30/27	200,000	286,000
Philippines - 0.9%
Philippine Republic 9.5% 2/2/30	350,000	570,500
Qatar - 0.4%
State of Qatar 5.75% 1/20/42 (f)	250,000	300,562
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (f)	170,000	200,600
Russia - 3.2%
Russian Federation:
4.875% 9/16/23 (f)	200,000	194,500
5% 4/29/20 (f)	325,000	331,444
5.625% 4/4/42 (f)	200,000	183,400
5.875% 9/16/43 (f)	200,000	188,724
7.5% 3/31/30 (Reg. S)	515,625	603,281
12.75% 6/24/28 (Reg. S)	425,000	656,625
TOTAL RUSSIA		2,157,974
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (f)	200,000	223,328
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (f)	260,000	292,500
South Africa - 0.4%
South African Republic 5.875% 9/16/25	250,000	278,145
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)	300,000	309,000
Tanzania - 0.3%
United Republic of Tanzania 6.3971% 3/9/20 (i)	200,000	199,250
Government Obligations - continued
	Principal Amount	Value
Turkey - 1.7%
Turkish Republic:
6.25% 9/26/22	$ 200,000	$ 220,960
7% 6/5/20	250,000	283,575
7.375% 2/5/25	300,000	357,000
11.875% 1/15/30	165,000	275,687
TOTAL TURKEY		1,137,222
Ukraine - 0.8%
Ukraine Government:
6.58% 11/21/16 (f)	250,000	144,880
6.75% 11/14/17 (f)	200,000	117,040
7.5% 4/17/23 (Reg. S)	250,000	146,260
9.25% 7/24/17 (f)	200,000	117,580
TOTAL UKRAINE		525,760
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (h)	30,000	29,996
Venezuela - 1.4%
Venezuelan Republic:
7% 3/31/38	650,000	223,438
8.25% 10/13/24	300,000	108,000
9% 5/7/23 (Reg. S)	300,000	109,500
9.25% 9/15/27	650,000	271,375
9.25% 5/7/28 (Reg. S)	250,000	92,250
12.75% 8/23/22	325,000	144,625
TOTAL VENEZUELA		949,188
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (f)	200,000	222,000
Zambia - 0.5%
Republic of Zambia:
5.375% 9/20/22 (f)	200,000	168,876
8.97% 7/30/26 (f)	200,000	192,000
TOTAL ZAMBIA		360,876
TOTAL GOVERNMENT OBLIGATIONS (Cost $18,098,456)		17,401,198
Preferred Securities - 0.5%
	Principal Amount	Value
China - 0.5%
Sinochem Group 5% (f)(g)(i) (Cost $312,642)	$ 300,000	$ 313,420
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,034,022	1,034,022
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	116,100	116,100
TOTAL MONEY MARKET FUNDS (Cost $1,150,122)		1,150,122
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $64,915,178)		66,501,996
NET OTHER ASSETS (LIABILITIES) - 0.7%		490,993
NET ASSETS - 100%		$ 66,992,989
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	$ 360,000	$ (2,655)

The face value of futures purchased as a percentage of net assets is 0.5%
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,558,192 or 21.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,996.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,679
Fidelity Securities Lending Cash Central Fund	454
Total	$ 2,133
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,192,444	$ 3,192,444	$ -	$ -
Consumer Staples	3,406,097	3,406,097	-	-
Energy	2,844,701	1,992,101	852,600	-
Financials	10,795,775	8,381,084	2,332,255	82,436
Health Care	812,381	812,381	-	-
Industrials	2,568,998	2,568,998	-	-
Information Technology	7,211,778	4,508,602	2,703,176	-
Materials	2,510,206	2,350,804	-	159,402
Telecommunication Services	2,738,435	2,313,287	425,148	-
Utilities	1,202,179	888,894	303,941	9,344
Corporate Bonds	10,354,262	-	10,354,262	-
Government Obligations	17,401,198	-	17,401,198	-
Preferred Securities	313,420	-	313,420	-
Money Market Funds	1,150,122	1,150,122	-	-
Total Investments in Securities:	$ 66,501,996	$ 31,564,814	$ 34,686,000	$ 251,182
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,655)	$ (2,655)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 695,622
Level 2 to Level 1	$ 16,507,612
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $65,032,886. Net unrealized appreciation aggregated $1,469,110, of which $6,950,401 related to appreciated investment securities and $5,481,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2015

1.804871.111

DIF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Australia - 1.1%
Ansell Ltd.	3,042,126	$ 55,724,469
Australia & New Zealand Banking Group Ltd.	7,602,843	181,612,502
CSL Ltd.	393,097	28,434,598
TOTAL AUSTRALIA		265,771,569
Austria - 0.1%
Andritz AG	612,500	34,225,863
Bailiwick of Jersey - 2.4%
Shire PLC	3,149,600	279,987,355
Wolseley PLC	2,817,154	187,238,827
WPP PLC	5,406,009	124,207,406
TOTAL BAILIWICK OF JERSEY		591,433,588
Belgium - 2.8%
Anheuser-Busch InBev SA NV	3,584,730	428,309,629
Fagron NV	735,000	34,516,460
KBC Groep NV	3,373,684	235,128,722
TOTAL BELGIUM		697,954,811
Bermuda - 0.1%
Travelport Worldwide Ltd.	1,583,946	20,195,312
Brazil - 0.1%
Cielo SA	2,299,820	29,372,838
Canada - 3.1%
Agrium, Inc.	540,100	55,255,098
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,189,781	231,622,523
AutoCanada, Inc.	375,775	9,645,423
CGI Group, Inc. Class A (sub. vtg.) (a)	3,987,000	148,950,430
Constellation Software, Inc.	69,838	31,052,639
Entertainment One Ltd.	1,411,400	7,355,124
Fairfax India Holdings Corp. (a)(f)	6,154,700	69,855,845
Imperial Oil Ltd.	1,282,800	47,463,159
Keyera Corp. (e)	1,211,000	39,797,209
PrairieSky Royalty Ltd. (e)	463,300	9,511,492
Suncor Energy, Inc.	3,046,300	85,809,299
Tourmaline Oil Corp. (a)	2,062,100	50,990,797
TOTAL CANADA		787,309,038
Cayman Islands - 1.5%
58.com, Inc. ADR (a)	72,900	4,329,531
Alibaba Group Holding Ltd. sponsored ADR	1,503,400	117,776,356
Baidu.com, Inc. sponsored ADR (a)	353,300	61,000,778
China Modern Dairy Holdings Ltd. (e)	108,109,000	35,002,978
Melco Crown Entertainment Ltd. sponsored ADR (e)	2,665,500	54,989,265
PW Medtech Group Ltd. (a)(e)	72,539,000	21,053,462

	Shares	Value
Sands China Ltd.	15,395,200	$ 68,115,960
Tencent Holdings Ltd.	1,371,300	25,548,196
TOTAL CAYMAN ISLANDS		387,816,526
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	197,043	2,662,051
China - 0.9%
Daqin Railway Co. Ltd. (A Shares)	26,175,000	43,078,787
Inner Mongoli Yili Industries Co. Ltd.	9,482,600	26,356,887
Kweichow Moutai Co. Ltd.	2,265,010	75,441,365
Qingdao Haier Co. Ltd.	34,507,378	62,126,895
Weifu High-Technology Co. Ltd. (B Shares)	1,987,797	7,307,794
Zhengzhou Yutong Bus Co. Ltd.	5,912,100	18,432,023
TOTAL CHINA		232,743,751
Curacao - 0.3%
Schlumberger Ltd.	842,125	69,744,793
Denmark - 2.5%
Genmab A/S (a)	1,585,476	149,217,702
Novo Nordisk A/S Series B	8,247,095	486,714,562
TOTAL DENMARK		635,932,264
Finland - 0.3%
Sampo Oyj (A Shares)	1,369,600	67,687,344
France - 3.8%
Accor SA	917,882	45,035,255
Air Liquide SA	743,170	96,758,904
AXA SA	5,730,200	151,036,612
BNP Paribas SA	820,276	53,430,488
Bureau Veritas SA	442,700	10,343,805
Capgemini SA	224,246	21,438,515
Danone SA	869,934	59,018,268
Numericable Group SA (a)	119,368	6,508,256
Publicis Groupe SA	1,450,316	109,808,291
Rexel SA	1,212,200	19,110,792
Sanofi SA	3,461,222	373,088,768
Zodiac Aerospace	157,600	4,699,236
TOTAL FRANCE		950,277,190
Germany - 5.9%
adidas AG	898,300	73,468,973
Bayer AG	2,574,562	379,734,960
Brenntag AG	889,800	49,476,793
Continental AG	513,400	114,769,948
Deutsche Boerse AG	599,700	54,421,814
Fresenius SE & Co. KGaA	4,109,000	283,533,524
KION Group AG	1,255,400	57,279,880
Linde AG	198,729	37,561,535
OSRAM Licht AG	2,427,305	138,194,436
ProSiebenSat.1 Media AG	2,259,690	115,523,347
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG (e)	1,859,439	$ 133,587,725
Symrise AG	587,200	39,035,337
TOTAL GERMANY		1,476,588,272
Hong Kong - 1.7%
AIA Group Ltd.	56,340,800	367,015,002
China Resources Enterprise Ltd.	7,840,000	25,383,951
Hang Seng Bank Ltd.	2,012,800	41,256,649
TOTAL HONG KONG		433,655,602
India - 3.3%
Apollo Hospitals Enterprise Ltd. (a)	2,227,126	47,329,934
Axis Bank Ltd. (a)	7,605,606	68,165,928
Bharti Infratel Ltd.	14,300,000	100,040,242
HCL Technologies Ltd.	3,927,586	61,272,433
HDFC Bank Ltd. (a)	10,285,876	208,070,529
Housing Development Finance Corp. Ltd.	8,291,778	173,692,950
ITC Ltd.	15,650,924	79,736,596
Just Dial Ltd.	2,525,892	42,624,393
LIC Housing Finance Ltd.	3,150,214	24,576,200
Sun Pharmaceutical Industries Ltd. (a)	2,218,615	28,514,460
TOTAL INDIA		834,023,665
Indonesia - 0.6%
PT Bank Central Asia Tbk	80,794,500	78,241,209
PT Bank Rakyat Indonesia Tbk	86,753,300	64,131,066
TOTAL INDONESIA		142,372,275
Ireland - 3.0%
Allergan PLC (a)	745,600	246,905,440
DCC PLC (United Kingdom)	839,989	66,375,502
Greencore Group PLC	12,602,400	62,269,222
Horizon Pharma PLC (a)	2,254,000	83,059,900
Kerry Group PLC Class A	726,900	55,203,685
Medtronic PLC	975,400	76,461,606
Ryanair Holdings PLC sponsored ADR	2,316,000	171,638,760
TOTAL IRELAND		761,914,115
Isle of Man - 0.4%
Optimal Payments PLC (a)	11,931,833	49,192,036
Playtech Ltd.	4,332,326	61,329,955
TOTAL ISLE OF MAN		110,521,991
Israel - 1.6%
Check Point Software Technologies Ltd. (a)	1,484,600	119,911,142
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,008,400	276,659,768
TOTAL ISRAEL		396,570,910
Italy - 1.1%
Intesa Sanpaolo SpA	43,298,300	166,704,162

	Shares	Value
Mediaset SpA	12,274,100	$ 62,196,860
World Duty Free SpA (a)	5,051,684	56,423,282
TOTAL ITALY		285,324,304
Japan - 15.0%
Astellas Pharma, Inc.	16,992,800	255,985,457
Dentsu, Inc.	1,453,500	82,447,291
Don Quijote Holdings Co. Ltd.	3,049,800	130,176,641
Fast Retailing Co. Ltd.	253,900	125,725,929
Glory Ltd.	1,200,100	34,956,719
Hoya Corp.	8,249,200	349,310,539
Japan Exchange Group, Inc.	4,544,900	158,421,495
Japan Tobacco, Inc.	6,061,200	235,410,386
KDDI Corp.	7,616,600	193,618,415
Keyence Corp.	467,010	235,511,558
Minebea Ltd.	2,153,000	33,753,815
Misumi Group, Inc.	1,265,500	15,653,459
Mitsubishi Electric Corp.	1,496,000	16,096,470
Mitsubishi UFJ Financial Group, Inc.	48,945,400	356,180,002
NGK Spark Plug Co. Ltd.	1,703,700	45,157,982
Nitori Holdings Co. Ltd.	935,200	83,985,767
Olympus Corp.	1,234,200	47,302,618
OMRON Corp.	1,916,800	75,242,926
ORIX Corp.	30,028,000	448,960,213
Rakuten, Inc.	15,778,200	254,047,671
Seven & i Holdings Co. Ltd.	1,581,900	73,060,843
SHIMANO, Inc.	669,400	92,954,968
Shinsei Bank Ltd.	22,921,000	50,119,748
SoftBank Corp.	2,638,100	145,818,716
Suzuki Motor Corp.	2,033,600	70,893,362
TDK Corp.	635,500	44,559,608
Tsuruha Holdings, Inc.	1,382,500	121,478,396
TOTAL JAPAN		3,776,830,994
Korea (South) - 0.5%
Orion Corp.	70,722	69,991,757
Samsung Electronics Co. Ltd.	47,481	48,253,049
TOTAL KOREA (SOUTH)		118,244,806
Luxembourg - 1.4%
Altice SA (a)	2,412,713	304,722,638
Eurofins Scientific SA	177,300	58,230,934
TOTAL LUXEMBOURG		362,953,572
Netherlands - 3.2%
AEGON NV	14,468,100	111,284,807
AerCap Holdings NV (a)	1,139,700	53,383,548
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (g)	1,832,000	6,581,895
IMCD Group BV	1,653,447	60,741,794
ING Groep NV (Certificaten Van Aandelen)	10,742,400	182,697,568
Common Stocks - continued
	Shares	Value
Netherlands - continued
RELX NV	7,262,827	$ 121,001,985
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,819,157	260,688,146
TOTAL NETHERLANDS		796,379,743
Norway - 0.1%
Telenor ASA (a)	1,267,000	27,795,530
Philippines - 0.3%
Alliance Global Group, Inc.	155,460,456	76,921,868
Singapore - 0.3%
United Overseas Bank Ltd.	4,903,500	79,351,022
South Africa - 0.9%
Naspers Ltd. Class N	1,637,299	229,087,902
Spain - 1.8%
Amadeus IT Holding SA Class A	3,473,500	151,484,572
Hispania Activos Inmobiliarios SA (a)	2,537,900	38,742,757
Inditex SA	7,908,658	270,776,189
TOTAL SPAIN		461,003,518
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	3,404,400	69,100,234
Coor Service Management Holding AB (a)(f)	5,423,000	23,762,066
HEXPOL AB (B Shares)	1,903,500	20,421,239
Nordea Bank AB	12,188,400	151,882,575
Sandvik AB	2,059,600	20,818,630
Svenska Cellulosa AB (SCA) (B Shares)	7,055,700	200,872,857
Svenska Handelsbanken AB (A Shares)	6,909,900	105,730,061
TOTAL SWEDEN		592,587,662
Switzerland - 4.9%
Actelion Ltd.	691,599	102,276,205
Compagnie Financiere Richemont SA Series A	1,105,404	95,411,281
GAM Holding Ltd.	1,020,604	21,388,007
Roche Holding AG (participation certificate)	1,060,143	306,299,454
Sika AG (Bearer)	27,608	100,083,643
Syngenta AG (Switzerland)	814,092	335,382,147
UBS Group AG	11,307,127	260,357,628
TOTAL SWITZERLAND		1,221,198,365
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,333,500	272,693,685
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	12,571,000	63,784,068
United Kingdom - 18.0%
AA PLC (a)	6,048,968	34,479,254
Al Noor Hospitals Group PLC	3,860,000	56,482,069

	Shares	Value
Associated British Foods PLC	2,149,100	$ 108,202,018
B&M European Value Retail S.A.	24,074,590	134,105,230
Barclays PLC	12,742,540	57,464,263
BG Group PLC	12,163,502	206,959,152
British American Tobacco PLC sponsored ADR	1,366,300	162,589,700
British Land Co. PLC	2,008,100	26,373,334
BT Group PLC	25,082,600	181,522,805
Bunzl PLC	1,802,270	51,618,204
Capita Group PLC	3,256,100	66,306,947
Compass Group PLC	5,690,176	91,082,149
easyJet PLC	407,000	10,449,125
Essentra PLC	11,567,484	164,837,298
Exova Group Ltd. PLC	7,753,288	20,371,579
Hikma Pharmaceuticals PLC	2,837,369	106,121,906
HSBC Holdings PLC sponsored ADR	1,876,857	84,589,945
IMI PLC	2,237,735	37,077,270
Imperial Tobacco Group PLC	2,223,691	116,853,900
Indivior PLC	10,651,800	43,881,504
ITV PLC	38,825,200	170,192,266
Johnson Matthey PLC	1,562,782	71,141,115
JUST EAT Ltd. (a)	2,074,900	14,127,567
Liberty Global PLC:
Class A (a)	1,612,700	84,602,242
Class C (a)	587,100	28,850,094
Liberty LiLac Group:
Class A (a)	72,205	3,087,486
Class C (a)	29,375	1,249,906
Lloyds Banking Group PLC	291,996,200	380,239,982
London Stock Exchange Group PLC	2,357,900	96,142,621
Meggitt PLC	10,314,958	74,823,305
Melrose PLC	7,454,500	32,223,174
Micro Focus International PLC	3,565,900	77,850,254
Next PLC	2,041,400	254,717,389
Poundland Group PLC (f)	12,936,784	68,123,601
Prudential PLC	12,548,585	295,210,766
Reckitt Benckiser Group PLC	2,342,187	224,611,386
Rolls-Royce Group PLC	8,608,400	106,739,864
Royal Bank of Scotland Group PLC (a)	4,644,400	24,770,789
SABMiller PLC	2,451,000	128,779,742
Schroders PLC	1,405,300	69,414,779
Sophos Group PLC (a)	9,728,817	37,982,518
Spectris PLC	1,712,300	52,223,480
Sports Direct International PLC (a)	5,585,600	69,084,198
St. James's Place Capital PLC	13,263,400	202,778,200
Virgin Money Holdings Uk PLC	11,935,482	79,215,943
Whitbread PLC	1,638,771	132,821,791
TOTAL UNITED KINGDOM		4,542,372,110
United States of America - 6.5%
Alexion Pharmaceuticals, Inc. (a)	286,066	56,480,871
Common Stocks - continued
	Shares	Value
United States of America - continued
Alliance Data Systems Corp. (a)	251,800	$ 69,255,072
Amgen, Inc.	543,400	95,959,006
Celgene Corp. (a)	555,700	72,935,625
Celldex Therapeutics, Inc. (a)	456,513	10,750,881
CF Industries Holdings, Inc.	1,035,020	61,273,184
Cognizant Technology Solutions Corp. Class A (a)	92,929	5,863,820
FedEx Corp.	264,500	45,340,590
Fidelity National Information Services, Inc.	1,168,700	76,468,041
Google, Inc.:
Class A (a)	127,705	83,966,038
Class C	244,803	153,151,205
Las Vegas Sands Corp.	1,664,900	93,300,996
MasterCard, Inc. Class A	1,573,900	153,297,860
McGraw Hill Financial, Inc.	2,136,300	217,368,525
Mead Johnson Nutrition Co. Class A	277,500	24,528,225
Noble Energy, Inc.	1,082,656	38,141,971
Oceaneering International, Inc.	724,500	28,994,490
QUALCOMM, Inc.	1,667,200	107,351,008
The Blackstone Group LP	2,163,200	84,905,600
Visa, Inc. Class A	2,134,900	160,843,366
TOTAL UNITED STATES OF AMERICA		1,640,176,374
TOTAL COMMON STOCKS (Cost $17,434,985,450)		23,475,479,291
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(j)	770,400	382,350
Series D (a)(j)	250,743	124,444
TOTAL UNITED STATES OF AMERICA		506,794
Nonconvertible Preferred Stocks - 1.6%
Brazil - 0.2%
Itau Unibanco Holding SA	4,456,100	39,147,618
Germany - 1.4%
Henkel AG & Co. KGaA	1,850,300	219,465,934
Volkswagen AG	677,626	135,742,583
TOTAL GERMANY		355,208,517
TOTAL NONCONVERTIBLE PREFERRED STOCKS		394,356,135
TOTAL PREFERRED STOCKS (Cost $321,752,220)		394,862,929
Government Obligations - 0.0%
		Principal Amount (d)	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (i) (Cost $5,289,608)		$ 5,290,000	$ 5,289,381
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $30,791,903)	EUR	20,050,000	23,710,186
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,266,049,209	1,266,049,209
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	71,046,854	71,046,854
TOTAL MONEY MARKET FUNDS (Cost $1,337,096,063)		1,337,096,063
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $19,129,915,244)		25,236,437,850
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(63,936,020)
NET ASSETS - 100%		$ 25,172,501,830
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,256 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 129,493,600	$ (151,990)

The face value of futures purchased as a percentage of net assets is 0.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,292,081 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,289,381.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $506,793 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
NJOY, Inc. Series D	2/14/14	$ 4,244,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,198,854
Fidelity Securities Lending Cash Central Fund	5,888,509
Total	$ 7,087,363
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Coor Service Management Holding AB	$ -	$ 26,080,775	$ 928,930	$ -	$ 23,762,066
Fairfax India Holdings Corp.	-	61,051,750	3,070,880	-	69,855,845
Poundland Group PLC	23,134,695	46,475,346	3,017,453	114,982	68,123,601
Total	$ 23,134,695	$ 133,607,871	$ 7,017,263	$ 114,982	$ 161,741,512
* Includes the value of securities delivered through in-kind transactions, if applicable.
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,111,533,722	$ 3,891,408,241	$ 219,618,687	$ 506,794
Consumer Staples	3,024,878,394	2,052,250,965	972,627,429	-
Energy	577,412,362	370,453,210	206,959,152	-
Financials	5,698,131,233	3,908,926,470	1,789,204,763	-
Health Care	4,412,954,037	2,966,863,898	1,446,090,139	-
Industrials	1,684,712,619	1,684,712,619	-	-
Information Technology	2,727,512,594	2,568,376,673	159,135,921	-
Materials	984,411,551	649,029,404	335,382,147	-
Telecommunication Services	648,795,708	321,454,187	327,341,521	-
Government Obligations	5,289,381	-	5,289,381	-
Preferred Securities	23,710,186	-	23,710,186	-
Money Market Funds	1,337,096,063	1,337,096,063	-	-
Total Investments in Securities:	$ 25,236,437,850	$ 19,750,571,730	$ 5,485,359,326	$ 506,794
Derivative Instruments:
Liabilities
Futures Contracts	$ (151,990)	$ (151,990)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 360,796,893
Level 2 to Level 1	$ 4,604,311,507
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $19,304,820,093. Net unrealized appreciation aggregated $5,931,617,757, of which $6,421,052,352 related to appreciated investment securities and $489,434,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2015

1.804872.111

EMF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 0.9%
Amcor Ltd.	1,362,726	$ 14,353,579
Sydney Airport unit	3,989,368	16,358,920
TOTAL AUSTRALIA		30,712,499
Bermuda - 2.3%
China Gas Holdings Ltd.	12,382,000	21,721,966
China Resources Gas Group Ltd.	5,864,000	17,889,349
Credicorp Ltd. (United States)	164,332	21,675,391
PAX Global Technology Ltd.	10,821,000	17,280,546
TOTAL BERMUDA		78,567,252
Brazil - 6.5%
BB Seguridade Participacoes SA	2,205,720	20,775,557
Brasil Foods SA	1,321,500	27,738,783
CCR SA	4,250,300	18,893,257
Cetip SA - Mercados Organizado	1,572,600	16,286,568
Cielo SA	1,989,112	25,404,538
FPC Par Corretora de Seguros (a)	3,486,800	14,460,655
Kroton Educacional SA	5,934,460	16,638,916
Linx SA	994,100	14,653,318
Qualicorp SA	2,922,200	17,367,885
Smiles SA	958,700	15,486,703
Ultrapar Participacoes SA	974,100	19,991,532
Weg SA	3,343,290	18,357,117
TOTAL BRAZIL		226,054,829
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	773,200	14,536,160
Cayman Islands - 9.7%
51job, Inc. sponsored ADR (a)	470,000	14,363,200
58.com, Inc. ADR (a)	269,700	16,017,483
Alibaba Group Holding Ltd. sponsored ADR	230,500	18,057,370
Autohome, Inc. ADR Class A (a)	407,201	15,795,327
Baidu.com, Inc. sponsored ADR (a)	87,000	15,021,420
Bitauto Holdings Ltd. ADR (a)	388,435	15,195,577
Car, Inc.	8,774,000	17,157,984
ENN Energy Holdings Ltd.	2,982,000	19,809,992
Fu Shou Yuan International Group Ltd.	10,226,000	5,830,388
Shenzhou International Group Holdings Ltd.	3,157,000	16,594,785
Sino Biopharmaceutical Ltd.	16,140,000	18,716,845
SouFun Holdings Ltd. ADR	2,374,400	15,837,248
TAL Education Group ADR (a)	479,000	16,194,990
Tencent Holdings Ltd.	5,704,200	106,272,895
Vipshop Holdings Ltd. ADR (a)	801,900	15,629,031
Zhaopin Ltd. sponsored ADR (a)(d)	609,986	8,985,094
TOTAL CAYMAN ISLANDS		335,479,629
China - 9.0%
Beijing Capital International Airport Co. Ltd. (H Shares)	16,108,000	16,601,901
China Life Insurance Co. Ltd. (H Shares)	11,244,000	41,414,514

	Shares	Value
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,488,400	$ 27,201,347
Daqin Railway Co. Ltd. (A Shares)	9,033,021	14,866,536
Fuyao Glass Industries Group Co. Ltd. (a)	6,752,000	14,370,961
Inner Mongoli Yili Industries Co. Ltd.	5,822,808	16,184,495
Jiangsu Hengrui Medicine Co. Ltd.	2,455,371	17,765,581
Kweichow Moutai Co. Ltd.	473,392	15,767,409
PICC Property & Casualty Co. Ltd. (H Shares)	11,408,783	23,752,661
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,411,500	42,639,333
Qingdao Haier Co. Ltd.	7,659,980	13,790,986
Shanghai International Airport Co. Ltd.	3,738,100	17,011,749
Weifu High-Technology Co. Ltd. (B Shares)	4,438,853	16,318,681
Zhengzhou Yutong Bus Co. Ltd.	4,986,250	15,545,521
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,866,500	19,467,929
TOTAL CHINA		312,699,604
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	2,842,100	19,070,491
France - 1.5%
Ingenico SA	137,006	17,958,217
LVMH Moet Hennessy - Louis Vuitton SA	87,967	16,491,286
Safran SA	218,900	16,554,421
TOTAL FRANCE		51,003,924
Germany - 0.4%
Wirecard AG	369,263	14,640,106
Hong Kong - 1.5%
AIA Group Ltd.	2,821,800	18,381,758
CSPC Pharmaceutical Group Ltd.	17,946,000	16,435,974
Techtronic Industries Co. Ltd.	4,783,500	16,876,117
TOTAL HONG KONG		51,693,849
India - 9.5%
Adani Ports & Special Economic Zone	3,848,292	19,545,712
Asian Paints India Ltd.	1,548,040	21,357,214
Axis Bank Ltd. (a)	1,988,315	17,820,452
Bharti Infratel Ltd.	2,426,178	16,973,107
Exide Industries Ltd.	6,439,722	14,718,485
HCL Technologies Ltd.	1,598,289	24,934,160
HDFC Bank Ltd. (a)	919,564	18,601,641
Housing Development Finance Corp. Ltd.	2,237,778	46,876,106
IndusInd Bank Ltd.	1,078,814	16,709,434
LIC Housing Finance Ltd.	2,536,248	19,786,383
Maruti Suzuki India Ltd. (a)	243,928	17,097,994
Sun Pharmaceutical Industries Ltd. (a)	2,015,813	25,907,974
Tata Consultancy Services Ltd.	815,766	32,008,784
The Jammu & Kashmir Bank Ltd.	324,681	528,719
Common Stocks - continued
	Shares	Value
India - continued
Titan Co. Ltd. (a)	3,115,605	$ 15,987,118
Zee Entertainment Enterprises Ltd.	2,934,274	18,287,567
TOTAL INDIA		327,140,850
Indonesia - 4.4%
PT ACE Hardware Indonesia Tbk	392,192,800	18,555,047
PT Bank Central Asia Tbk	27,783,600	26,905,575
PT Bank Rakyat Indonesia Tbk	30,470,600	22,524,931
PT Kalbe Farma Tbk	129,202,700	16,666,695
PT Matahari Department Store Tbk	12,497,900	16,168,047
PT Media Nusantara Citra Tbk	110,736,700	16,740,458
PT Surya Citra Media Tbk	73,378,800	16,002,030
PT Tower Bersama Infrastructure Tbk (a)	27,358,300	16,937,776
TOTAL INDONESIA		150,500,559
Israel - 0.8%
Check Point Software Technologies Ltd. (a)	163,900	13,238,203
Teva Pharmaceutical Industries Ltd. sponsored ADR	188,900	13,037,878
TOTAL ISRAEL		26,276,081
Kenya - 0.9%
Kenya Commercial Bank Ltd.	29,744,700	14,523,779
Safaricom Ltd.	111,069,300	15,619,120
TOTAL KENYA		30,142,899
Korea (South) - 7.1%
AMOREPACIFIC Corp.	58,549	20,637,061
Coway Co. Ltd.	203,198	17,042,953
Hotel Shilla Co.	157,869	17,059,015
KEPCO Plant Service & Engineering Co. Ltd.	174,014	17,535,115
LG Household & Health Care Ltd.	31,565	23,199,208
NAVER Corp.	53,028	23,784,471
Samsung Electronics Co. Ltd.	125,569	127,610,771
TOTAL KOREA (SOUTH)		246,868,594
Luxembourg - 0.4%
Samsonite International SA	4,789,500	15,630,761
Mexico - 7.6%
Banregio Grupo Financiero S.A.B. de CV	2,397,993	13,747,253
Compartamos S.A.B. de CV (d)	1,128,952	1,941,552
Fomento Economico Mexicano S.A.B. de CV unit	3,301,967	29,940,567
Gruma S.A.B. de CV Series B	1,360,700	17,828,231
Grupo Aeroportuario del Pacifico SA de CV Series B	2,556,757	20,182,710
Grupo Aeroportuario del Sureste SA de CV Series B	1,362,270	20,386,915

	Shares	Value
Grupo Aeroportuario Norte S.A.B. de CV	3,157,900	$ 17,564,686
Grupo Financiero Banorte S.A.B. de CV Series O	4,975,200	26,184,451
Grupo GICSA SA de CV (a)	15,657,100	15,353,432
Grupo Televisa SA de CV	4,621,257	32,243,396
Infraestructura Energetica Nova S.A.B. de CV	3,104,000	15,159,271
Megacable Holdings S.A.B. de CV unit	4,167,552	16,939,207
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	1,788,500	20,591,754
Tenedora Nemak SA de CV	12,594,100	15,476,380
TOTAL MEXICO		263,539,805
Netherlands - 1.5%
China International Travel Service Corp. Ltd. ELS (BNP Paribas Warrant Program) warrants 6/30/16 (a)(e)	1,183,300	11,814,421
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (e)	3,640,600	13,079,719
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(e)	2,723,000	14,482,198
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	2,514,900	13,425,490
TOTAL NETHERLANDS		52,801,828
Philippines - 4.3%
Ayala Corp.	1,069,160	18,258,233
GT Capital Holdings, Inc.	570,625	17,490,421
International Container Terminal Services, Inc.	7,784,790	18,731,219
Jollibee Food Corp.	3,915,510	16,287,836
Robinsons Land Corp.	25,305,000	15,595,747
SM Investments Corp.	1,041,132	20,355,356
SM Prime Holdings, Inc.	44,192,800	20,753,926
Universal Robina Corp.	4,687,460	19,632,427
TOTAL PHILIPPINES		147,105,165
Russia - 0.8%
Magnit OJSC (a)	140,715	27,855,314
South Africa - 7.0%
Alexander Forbes Group Holding	19,825,681	14,104,949
Aspen Pharmacare Holdings Ltd.	885,090	25,958,862
Bidvest Group Ltd.	922,598	22,455,519
Coronation Fund Managers Ltd.	2,279,300	13,963,815
Discovery Ltd.	1,924,285	20,664,739
FirstRand Ltd.	6,744,600	29,185,147
Life Healthcare Group Holdings Ltd.	1,557,396	4,605,615
Mr Price Group Ltd.	925,588	18,452,860
Naspers Ltd. Class N	490,612	68,645,540
Sanlam Ltd.	4,756,400	25,123,823
TOTAL SOUTH AFRICA		243,160,869
Common Stocks - continued
	Shares	Value
Spain - 0.5%
Amadeus IT Holding SA Class A	396,500	$ 17,291,963
Switzerland - 0.5%
Compagnie Financiere Richemont SA Series A	193,043	16,662,216
Taiwan - 6.0%
Advantech Co. Ltd.	2,473,000	16,637,682
Catcher Technology Co. Ltd.	1,916,000	21,060,265
Giant Manufacturing Co. Ltd.	1,962,000	16,515,256
Largan Precision Co. Ltd.	243,000	24,599,337
Merida Industry Co. Ltd.	2,390,600	14,799,672
Taiwan Semiconductor Manufacturing Co. Ltd.	26,198,000	114,165,546
TOTAL TAIWAN		207,777,758
Thailand - 2.0%
Airports of Thailand PCL (For. Reg.)	2,374,900	19,847,089
Bangkok Dusit Medical Services PCL (For. Reg.)	26,084,700	14,903,424
Bumrungrad Hospital PCL (For. Reg.)	2,876,100	16,677,783
Thai Beverage PCL	29,583,100	16,281,110
TOTAL THAILAND		67,709,406
Turkey - 1.4%
Enka Insaat ve Sanayi A/S	1	2
Koc Holding A/S	3,623,000	16,081,303
TAV Havalimanlari Holding A/S	2,258,000	17,193,100
Tofas Turk Otomobil Fabrikasi A/S	2,303,731	15,088,852
TOTAL TURKEY		48,363,257
United Arab Emirates - 1.1%
DP World Ltd.	865,356	19,686,849
First Gulf Bank PJSC	4,646,370	19,608,940
TOTAL UNITED ARAB EMIRATES		39,295,789
United Kingdom - 2.3%
Al Noor Hospitals Group PLC	1,175,550	17,201,424
Integrated Diagnostics Holdings PLC (a)	2,545,853	16,357,106
InterContinental Hotel Group PLC	351,900	14,780,594
NMC Health PLC	1,108,900	15,221,763
Prudential PLC	710,329	16,710,790
TOTAL UNITED KINGDOM		80,271,677

	Shares	Value
United States of America - 6.5%
A.O. Smith Corp.	232,200	$ 16,676,604
American Tower Corp.	140,600	13,372,466
Apple, Inc.	128,000	15,526,400
China Biologic Products, Inc. (a)	147,878	18,094,352
Cognizant Technology Solutions Corp. Class A (a)	238,100	15,024,110
Ecolab, Inc.	136,600	15,819,646
Google, Inc. Class C	26,665	16,681,891
International Flavors & Fragrances, Inc.	136,310	15,756,073
MasterCard, Inc. Class A	174,600	17,006,040
McGraw Hill Financial, Inc.	139,400	14,183,950
Moody's Corp.	148,100	16,354,683
PPG Industries, Inc.	143,756	15,580,275
Valspar Corp.	196,500	16,364,520
Visa, Inc. Class A	223,500	16,838,490
TOTAL UNITED STATES OF AMERICA		223,279,500
TOTAL COMMON STOCKS (Cost $3,114,873,867)		3,366,132,634
Nonconvertible Preferred Stocks - 1.1%

Brazil - 1.1%
Ambev SA sponsored ADR (Cost $49,392,353)	6,518,380	37,024,398
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.17% (b)	5	5
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	5,533,295	5,533,295
TOTAL MONEY MARKET FUNDS (Cost $5,533,300)		5,533,300
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $3,169,799,520)		3,408,690,332
NET OTHER ASSETS (LIABILITIES) - 1.4%		49,181,000
NET ASSETS - 100%		$ 3,457,871,332
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,801,828 or 1.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,171
Fidelity Securities Lending Cash Central Fund	302,080
Total	$ 349,251
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 593,404,128	$ 528,876,206	$ 64,527,922	$ -
Consumer Staples	252,089,003	252,089,003	-	-
Energy	19,991,532	19,991,532	-	-
Financials	795,335,440	649,097,233	131,756,009	14,482,198
Health Care	254,919,161	254,919,161	-	-
Industrials	460,997,562	460,997,562	-	-
Information Technology	803,078,318	582,639,877	220,438,441	-
Materials	99,231,307	99,231,307	-	-
Telecommunication Services	49,530,003	49,530,003	-	-
Utilities	74,580,578	74,580,578	-	-
Money Market Funds	5,533,300	5,533,300	-	-
Total Investments in Securities:	$ 3,408,690,332	$ 2,977,485,762	$ 416,722,372	$ 14,482,198

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 14,564,942
Level 2 to Level 1	$ 468,216,305
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $3,178,119,399. Net unrealized appreciation aggregated $230,570,933, of which $413,229,846 related to appreciated investment securities and $182,658,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock Fund

July 31, 2015

1.879385.106

GCS-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 34.7%
Commodity Chemicals - 0.2%
LyondellBasell Industries NV Class A	5,300	$ 497,299
Diversified Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	10,600	591,056
Eastman Chemical Co.	8,200	642,880
The Dow Chemical Co.	13,700	644,722
		1,878,658
Fertilizers & Agricultural Chemicals - 33.7%
Agrium, Inc.	139,800	14,302,282
CF Industries Holdings, Inc.	127,060	7,521,952
Intrepid Potash, Inc. (a)(d)	300,600	2,567,124
K&S AG	67,400	2,765,464
Monsanto Co.	199,200	20,296,489
OCI NV (a)	12,900	433,027
Potash Corp. of Saskatchewan, Inc.	501,700	13,648,726
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	165,000	2,229,150
Syngenta AG (Switzerland)	28,464	11,726,337
The Mosaic Co.	205,359	8,818,115
Yara International ASA	64,000	3,185,721
		87,494,387
Specialty Chemicals - 0.1%
Ashland, Inc.	2,700	308,664
TOTAL CHEMICALS		90,179,008
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	29,700	915,651
CONTAINERS & PACKAGING - 1.1%
Paper Packaging - 1.1%
WestRock Co.	44,059	2,778,361
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	16,600	532,694
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
OSRAM Licht AG	16,543	941,847
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
Ezion Holdings Ltd.	793,600	$ 500,393
Frank's International NV	31,400	508,366
SBM Offshore NV (a)(d)	65,000	792,744
		1,801,503
FOOD PRODUCTS - 3.7%
Agricultural Products - 3.5%
Archer Daniels Midland Co.	65,400	3,101,268
Bunge Ltd.	23,600	1,884,460
Darling International, Inc. (a)	49,800	639,930
First Resources Ltd.	999,100	1,383,745
Golden Agri-Resources Ltd.	2,339,000	537,074
PT Charoen Pokphand Indonesia Tbk	2,821,200	528,682
SLC Agricola SA	178,900	919,593
		8,994,752
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	61,200	529,380
TOTAL FOOD PRODUCTS		9,524,132
HOUSEHOLD PRODUCTS - 0.2%
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	18,300	520,993
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	28,600	745,030
MACHINERY - 1.7%
Agricultural & Farm Machinery - 1.5%
AGCO Corp.	14,800	814,148
Deere & Co.	25,700	2,430,449
Jain Irrigation Systems Ltd.	468,003	544,154
		3,788,751
Construction Machinery & Heavy Trucks - 0.2%
Manitowoc Co., Inc.	30,100	531,867
TOTAL MACHINERY		4,320,618
Common Stocks - continued
	Shares	Value
METALS & MINING - 25.1%
Aluminum - 1.0%
Alcoa, Inc.	187,300	$ 1,848,651
Norsk Hydro ASA	220,800	823,629
		2,672,280
Diversified Metals & Mining - 13.9%
Anglo American PLC (United Kingdom)	213,651	2,693,923
BHP Billiton PLC	665,963	12,232,177
First Quantum Minerals Ltd.	105,524	843,159
Freeport-McMoRan, Inc.	156,100	1,834,175
Glencore Xstrata PLC	1,427,534	4,636,962
Grupo Mexico SA de CV Series B	470,111	1,285,529
Ivanhoe Mines Ltd. (a)	935,600	507,915
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(e)	422,500	1,615
MMC Norilsk Nickel OJSC sponsored ADR	33,500	513,555
Rio Tinto PLC	255,387	9,878,650
South32 Ltd. (a)	469,843	613,026
Teck Resources Ltd. Class B (sub. vtg.)	80,100	589,795
Vedanta Ltd.	249,370	506,394
		36,136,875
Gold - 5.4%
Agnico Eagle Mines Ltd. (Canada)	41,700	922,734
Argonaut Gold, Inc. (a)	520,300	517,177
B2Gold Corp. (a)	1,621,180	1,760,198
Barrick Gold Corp.	169,200	1,196,697
Continental Gold, Inc. (a)	262,300	577,608
Eldorado Gold Corp.	174,650	600,929
Franco-Nevada Corp.	22,000	893,222
Goldcorp, Inc.	139,910	1,866,750
New Gold, Inc. (a)	254,000	561,272
Newcrest Mining Ltd. (a)	69,627	575,934
Newmont Mining Corp.	79,400	1,363,298
Premier Gold Mines Ltd. (a)	397,100	613,329
Randgold Resources Ltd. sponsored ADR	22,100	1,334,177
Royal Gold, Inc.	10,700	539,494
Torex Gold Resources, Inc. (a)	683,100	584,985
		13,907,804
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,694,400	164,056
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Impala Platinum Holdings Ltd. (a)	60,500	$ 217,652
Tahoe Resources, Inc.	65,000	528,807
		910,515
Silver - 0.6%
MAG Silver Corp. (a)	83,000	590,840
Silver Wheaton Corp.	74,300	972,601
		1,563,441
Steel - 3.8%
ArcelorMittal SA Class A unit (d)	151,900	1,370,138
Hyundai Steel Co.	11,123	557,085
JFE Holdings, Inc.	28,200	529,141
Nippon Steel & Sumitomo Metal Corp.	1,146,000	2,710,232
Nucor Corp.	35,100	1,549,314
POSCO	11,865	1,984,520
Steel Dynamics, Inc.	34,100	683,023
Thyssenkrupp AG	23,200	588,192
		9,971,645
TOTAL METALS & MINING		65,162,560
OIL, GAS & CONSUMABLE FUELS - 26.9%
Coal & Consumable Fuels - 0.6%
Cameco Corp.	40,800	560,284
China Shenhua Energy Co. Ltd. (H Shares)	278,500	530,250
Coal India Ltd.	55,487	380,720
		1,471,254
Integrated Oil & Gas - 14.0%
BP PLC	912,100	5,618,293
Chevron Corp.	109,700	9,706,256
China Petroleum & Chemical Corp. (H Shares)	682,000	514,023
Exxon Mobil Corp.	10,000	792,100
Imperial Oil Ltd.	15,600	577,195
LUKOIL Oil Co. sponsored ADR (United Kingdom)	29,900	1,237,860
Occidental Petroleum Corp.	7,900	554,580
Royal Dutch Shell PLC Class A (United Kingdom)	204,500	5,861,657
Statoil ASA	94,400	1,591,456
Suncor Energy, Inc.	146,032	4,113,483
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Total SA	106,500	$ 5,255,022
YPF SA Class D sponsored ADR	30,400	697,072
		36,518,997
Oil & Gas Exploration & Production - 12.1%
Anadarko Petroleum Corp.	47,800	3,553,930
Apache Corp.	22,800	1,045,608
Cabot Oil & Gas Corp.	68,300	1,786,728
California Resources Corp.	139,200	588,816
Canadian Natural Resources Ltd.	51,200	1,249,611
Cimarex Energy Co.	15,400	1,603,448
CNOOC Ltd. sponsored ADR (d)	7,900	968,935
Cobalt International Energy, Inc. (a)	130,000	1,002,300
Concho Resources, Inc. (a)	5,200	554,112
ConocoPhillips Co.	68,100	3,428,154
Continental Resources, Inc. (a)	15,700	524,537
Devon Energy Corp.	21,200	1,047,704
Encana Corp.	79,000	600,421
EOG Resources, Inc.	45,400	3,504,426
EQT Corp.	13,600	1,045,160
Hess Corp.	8,800	519,288
Marathon Oil Corp.	33,400	701,734
Memorial Resource Development Corp. (a)	35,300	540,090
Noble Energy, Inc.	49,300	1,736,839
NOVATEK OAO GDR (Reg. S)	8,200	817,950
PDC Energy, Inc. (a)	21,800	1,023,510
Pioneer Natural Resources Co.	4,360	552,717
Range Resources Corp.	13,500	531,090
SM Energy Co.	20,400	756,228
Southwestern Energy Co. (a)	31,200	580,320
Tullow Oil PLC	162,100	622,480
Whiting Petroleum Corp. (a)	23,900	489,711
		31,375,847
Oil & Gas Storage & Transport - 0.2%
Golar LNG Ltd.	13,269	571,496
TOTAL OIL, GAS & CONSUMABLE FUELS		69,937,594
PAPER & FOREST PRODUCTS - 3.3%
Paper Products - 3.3%
Empresas CMPC SA	444,680	1,164,663
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
International Paper Co.	109,400	$ 5,236,978
Mondi PLC	36,500	877,803
Stora Enso Oyj (R Shares)	56,200	528,029
UPM-Kymmene Corp.	39,100	721,418
		8,528,891
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Weyerhaeuser Co.	21,900	672,111
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Daewoo International Corp.	30,697	544,945
TOTAL COMMON STOCKS (Cost $353,068,266)		257,105,938
Nonconvertible Preferred Stocks - 0.7%

METALS & MINING - 0.5%
Steel - 0.5%
Vale SA (PN-A) sponsored ADR (d)	287,800	1,234,662
OIL, GAS & CONSUMABLE FUELS - 0.2%
Integrated Oil & Gas - 0.2%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	85,400	525,210
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,936,760)		1,759,872
Money Market Funds - 1.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $3,357,375)	3,357,375	$ 3,357,375
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $362,362,401)		262,223,185
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,474,348)
NET ASSETS - 100%		$ 259,748,837
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,615 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 683
Fidelity Securities Lending Cash Central Fund	109,778
Total	$ 110,461
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 257,105,938	$ 198,667,552	$ 58,438,386	$ -
Nonconvertible Preferred Stocks	1,759,872	1,759,872	-	-
Money Market Funds	3,357,375	3,357,375	-	-
Total Investments in Securities:	$ 262,223,185	$ 203,784,799	$ 58,438,386	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,348,488
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $366,618,355. Net unrealized depreciation aggregated $104,395,170, of which $5,814,807 related to appreciated investment securities and $110,209,977 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

July 31, 2015

1.804822.111

IGI-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
Australia - 1.8%
Ansell Ltd.	1,597,592	$ 29,264
Australia & New Zealand Banking Group Ltd.	3,558,240	84,997
Flight Centre Travel Group Ltd. (e)	682,663	17,774
Mantra Group Ltd.	4,808,732	12,724
Ramsay Health Care Ltd.	1,171,082	57,249
Spotless Group Holdings Ltd.	3,559,580	5,087
TOTAL AUSTRALIA		207,095
Austria - 0.2%
Andritz AG	447,100	24,983
Bailiwick of Jersey - 2.4%
Regus PLC	11,120,488	48,765
Shire PLC	1,389,400	123,512
Wolseley PLC	1,524,108	101,298
TOTAL BAILIWICK OF JERSEY		273,575
Belgium - 2.2%
Anheuser-Busch InBev SA NV	1,256,127	150,084
KBC Groep NV	1,492,233	104,001
TOTAL BELGIUM		254,085
Bermuda - 0.7%
BW Offshore Ltd.	8,532,200	5,118
PAX Global Technology Ltd.	43,428,000	69,352
TOTAL BERMUDA		74,470
Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	786,100	35,084
Constellation Software, Inc.	230,700	102,578
Entertainment One Ltd.	2,272,900	11,845
Imperial Oil Ltd.	939,600	34,765
PrairieSky Royalty Ltd. (e)	1,502,800	30,852
Suncor Energy, Inc.	680,200	19,160
TransForce, Inc.	775,700	14,822
TOTAL CANADA		249,106
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	385,500	30,200
CK Hutchison Holdings Ltd.	1,264,716	18,777
Lee's Pharmaceutical Holdings Ltd.	6,774,164	11,395
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	826,200	34,287
TOTAL CAYMAN ISLANDS		94,659
Common Stocks - continued
	Shares	Value (000s)
China - 0.7%
Inner Mongoli Yili Industries Co. Ltd.	7,354,400	$ 20,442
Jiangsu Hengrui Medicine Co. Ltd.	4,183,623	30,270
Kweichow Moutai Co. Ltd.	663,583	22,102
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	697,195	2,257
TOTAL CHINA		75,071
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	520,230	244
Denmark - 1.1%
Novo Nordisk A/S Series B	2,197,045	129,662
Finland - 0.7%
Sampo Oyj (A Shares)	1,663,200	82,197
France - 8.6%
Accor SA	1,694,818	83,155
Air Liquide SA	429,100	55,868
Atos Origin SA	441,674	33,625
AXA SA	3,000,700	79,092
Capgemini SA	860,800	82,295
Cegedim SA (a)	526,400	23,119
Havas SA	4,843,944	41,655
Ingenico SA (e)	412,779	54,105
Numericable Group SA (a)	340,324	18,555
Rexel SA	1,265,582	19,952
Safran SA	614,700	46,487
Sanofi SA	543,717	58,608
Sodexo SA	433,700	40,420
SR Teleperformance SA	291,800	21,664
Total SA	3,673,542	181,263
Unibail-Rodamco	157,400	41,885
VINCI SA	485,300	31,126
Vivendi SA	1,148,200	30,182
Zodiac Aerospace	1,153,400	34,391
TOTAL FRANCE		977,447
Germany - 4.4%
Aareal Bank AG	1,026,009	41,889
Axel Springer Verlag AG	313,000	17,518
Beiersdorf AG	244,300	20,879
Continental AG	299,300	66,908
Deutsche Boerse AG	443,694	40,265
Deutsche Telekom AG	3,260,600	58,960
Fresenius SE & Co. KGaA	471,500	32,535
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
GEA Group AG	1,027,436	$ 43,499
KION Group AG	1,377,249	62,839
LEG Immobilien AG	506,263	36,813
OSRAM Licht AG	417,681	23,780
ProSiebenSat.1 Media AG	1,176,900	60,167
TOTAL GERMANY		506,052
Hong Kong - 2.8%
AIA Group Ltd.	21,082,400	137,335
Cheung Kong Property Holdings Ltd. (a)	1,264,716	10,539
China Resources Enterprise Ltd.	9,196,000	29,774
Techtronic Industries Co. Ltd.	38,670,000	136,427
TOTAL HONG KONG		314,075
India - 3.2%
Bharti Infratel Ltd.	12,647,734	88,481
Edelweiss Financial Services Ltd.	13,096,782	13,396
HDFC Bank Ltd. sponsored ADR	1,279,603	79,937
Housing Development Finance Corp. Ltd.	7,355,732	154,085
Lupin Ltd.	545,055	14,453
Sun Pharmaceutical Industries Ltd. (a)	533,111	6,852
Titan Co. Ltd. (a)	2,240,879	11,499
TOTAL INDIA		368,703
Indonesia - 0.3%
PT Bank Central Asia Tbk	21,200,300	20,530
PT Bank Rakyat Indonesia Tbk	21,141,500	15,629
TOTAL INDONESIA		36,159
Ireland - 2.0%
Allergan PLC (a)	215,300	71,297
Bank of Ireland (a)	62,440,800	26,283
Glanbia PLC	2,527,500	52,796
Kerry Group PLC Class A	989,500	75,147
TOTAL IRELAND		225,523
Isle of Man - 0.4%
Optimal Payments PLC (a)	6,183,011	25,491
Playtech Ltd.	1,395,092	19,749
TOTAL ISLE OF MAN		45,240
Israel - 1.4%
Frutarom Industries Ltd.	1,038,100	43,747
Common Stocks - continued
	Shares	Value (000s)
Israel - continued
Partner Communications Co. Ltd. (a)	562,390	$ 2,435
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,558,300	107,554
TOTAL ISRAEL		153,736
Italy - 2.7%
De Longhi SpA	2,630,100	64,154
Intesa Sanpaolo SpA	23,855,800	91,848
Mediaset SpA	17,602,100	89,196
Telecom Italia SpA (a)	50,788,000	67,300
TOTAL ITALY		312,498
Japan - 15.5%
ACOM Co. Ltd. (a)(e)	5,223,800	24,826
Aozora Bank Ltd.	11,048,000	42,432
Asahi Group Holdings	1,240,200	41,599
Astellas Pharma, Inc.	6,994,600	105,369
Coca-Cola Central Japan Co. Ltd.	1,568,600	28,895
Dentsu, Inc.	883,200	50,098
Don Quijote Holdings Co. Ltd.	1,346,000	57,452
Hitachi Ltd.	6,538,000	42,435
Hoya Corp.	2,717,000	115,051
Japan Exchange Group, Inc.	1,867,000	65,078
Japan Tobacco, Inc.	1,302,700	50,595
KDDI Corp.	5,167,900	131,371
Keyence Corp.	147,360	74,313
Misumi Group, Inc.	2,314,500	28,629
Mitsubishi UFJ Financial Group, Inc.	18,275,500	132,992
Monex Group, Inc.	12,208,249	33,098
NEC Corp.	25,011,000	79,916
Nidec Corp.	561,900	50,237
Olympus Corp.	1,473,900	56,489
OMRON Corp.	711,700	27,937
ORIX Corp.	6,891,200	103,033
Rakuten, Inc.	571,500	9,202
Sanken Electric Co. Ltd.	2,712,000	15,099
Seven Bank Ltd.	10,867,700	51,824
Shinsei Bank Ltd.	7,333,000	16,035
SoftBank Corp.	724,300	40,035
Sony Corp. (a)	1,927,200	54,629
Sundrug Co. Ltd.	626,200	36,531
Toshiba Plant Systems & Services Corp.	1,267,800	14,935
Tsuruha Holdings, Inc.	1,040,400	91,419
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
United Arrows Ltd.	740,800	$ 29,588
VT Holdings Co. Ltd.	3,895,300	24,170
Welcia Holdings Co. Ltd.	718,700	36,766
TOTAL JAPAN		1,762,078
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	25,699	26,117
Luxembourg - 1.0%
Altice SA (a)	299,100	37,776
Eurofins Scientific SA	75,900	24,928
Grand City Properties SA	3,000,560	51,918
TOTAL LUXEMBOURG		114,622
Marshall Islands - 0.1%
Hoegh LNG Partners LP (f)	715,655	14,041
Netherlands - 4.4%
AerCap Holdings NV (a)	2,069,600	96,940
Arcadis NV	1,205,000	31,629
ASML Holding NV (Netherlands)	302,400	30,060
IMCD Group BV	1,938,100	71,199
ING Groep NV (Certificaten Van Aandelen)	5,682,800	96,648
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,836,500	171,869
TOTAL NETHERLANDS		498,345
New Zealand - 0.6%
EBOS Group Ltd.	3,173,554	22,834
Ryman Healthcare Group Ltd.	7,179,412	39,809
TOTAL NEW ZEALAND		62,643
Philippines - 0.3%
SM Investments Corp.	1,651,390	32,287
Portugal - 0.3%
NOS SGPS SA	3,466,500	29,375
South Africa - 1.0%
EOH Holdings Ltd.	2,764,768	37,666
Naspers Ltd. Class N	517,200	72,366
TOTAL SOUTH AFRICA		110,032
Spain - 2.2%
Amadeus IT Holding SA Class A	1,727,200	75,326
Atresmedia Corporacion de Medios de Comunicacion SA	2,218,100	33,276
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Hispania Activos Inmobiliarios SA (a)	1,091,600	$ 16,664
Inditex SA	2,302,339	78,827
Mediaset Espana Comunicacion SA	3,431,200	43,128
TOTAL SPAIN		247,221
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	2,977,200	60,429
Getinge AB (B Shares)	1,391,700	34,152
HEXPOL AB (B Shares)	2,985,000	32,024
Nordea Bank AB	5,783,000	72,063
Sandvik AB	3,361,100	33,974
Svenska Handelsbanken AB (A Shares)	2,990,700	45,761
TOTAL SWEDEN		278,403
Switzerland - 5.7%
Clariant AG (Reg.)	1,255,380	25,048
EFG International	1,747,368	20,343
GAM Holding Ltd.	1,413,451	29,621
Julius Baer Group Ltd.	955,230	52,838
Novartis AG	1,912,686	198,474
Partners Group Holding AG (e)	225,896	75,626
Schindler Holding AG (participation certificate)	182,339	29,380
Sonova Holding AG Class B	209,974	29,900
Syngenta AG (Switzerland)	101,678	41,888
UBS Group AG	6,449,061	148,496
TOTAL SWITZERLAND		651,614
Taiwan - 0.7%
JHL Biotech, Inc. (j)	2,497,780	9,342
Largan Precision Co. Ltd.	244,000	24,701
Taiwan Semiconductor Manufacturing Co. Ltd.	9,722,000	42,366
TOTAL TAIWAN		76,409
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar	1,104,714	9,149
United Kingdom - 19.4%
AA PLC (a)	3,853,399	21,964
Aberdeen Asset Management PLC	4,206,932	23,914
Al Noor Hospitals Group PLC	2,442,500	35,740
Associated British Foods PLC	776,700	39,105
Aviva PLC	6,618,100	53,813
B&M European Value Retail S.A.	8,572,722	47,754
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BG Group PLC	2,346,020	$ 39,917
British American Tobacco PLC (United Kingdom)	100	6
BT Group PLC	6,169,700	44,650
BTG PLC (a)	1,727,000	17,638
Bunzl PLC	2,087,500	59,787
Compass Group PLC	2,024,800	32,411
Diploma PLC	2,326,200	27,009
Essentra PLC	2,145,000	30,566
Hikma Pharmaceuticals PLC	2,598,333	97,182
Howden Joinery Group PLC	10,977,300	84,959
HSBC Holdings PLC (United Kingdom)	10,446,000	94,353
Imperial Tobacco Group PLC	2,092,292	109,949
Integrated Diagnostics Holdings PLC (a)	4,365,800	28,050
ITE Group PLC	2,278,700	6,565
ITV PLC	21,873,900	95,885
Johnson Matthey PLC	454,000	20,667
JUST EAT Ltd. (a)	595,900	4,057
Liberty Global PLC Class A (a)	665,500	34,912
Liberty LiLac Group Class A (a)	33,275	1,423
Lloyds Banking Group PLC	69,588,800	90,619
London Stock Exchange Group PLC	2,190,936	89,335
Meggitt PLC	3,315,300	24,049
Melrose PLC	10,942,678	47,301
Micro Focus International PLC	3,240,500	70,746
Next PLC	760,844	94,935
Persimmon PLC	1,478,400	47,260
Poundland Group PLC	6,567,855	34,586
Reckitt Benckiser Group PLC	759,700	72,854
Rex Bionics PLC (a)(f)	1,304,916	1,172
Royal Dutch Shell PLC Class A (United Kingdom)	1,108,500	31,773
SABMiller PLC	1,066,600	56,041
Schroders PLC	598,200	29,548
Shawbrook Group Ltd.	9,004,300	46,966
Spirax-Sarco Engineering PLC	542,700	28,103
St. James's Place Capital PLC	5,426,000	82,956
Standard Chartered PLC (United Kingdom)	1,782,032	27,278
Taylor Wimpey PLC	11,785,800	35,780
The Restaurant Group PLC	1,956,100	20,604
Virgin Money Holdings Uk PLC	5,909,100	39,219
Vodafone Group PLC	31,387,896	118,897
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Whitbread PLC	700,994	$ 56,815
Workspace Group PLC	652,800	9,934
TOTAL UNITED KINGDOM		2,209,047
United States of America - 2.6%
Chevron Corp.	373,600	33,056
Constellation Brands, Inc. Class A (sub. vtg.)	626,700	75,217
McGraw Hill Financial, Inc.	686,300	69,831
Monster Beverage Corp. (a)	168,900	25,935
Visa, Inc. Class A	1,154,500	86,980
TOTAL UNITED STATES OF AMERICA		291,019
TOTAL COMMON STOCKS (Cost $9,002,684)		10,816,982
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (j)	2,979,122	23,148
Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	96,676	11,467
Volkswagen AG	340,300	68,169
TOTAL GERMANY		79,636
TOTAL PREFERRED STOCKS (Cost $99,933)		102,784
Government Obligations - 0.0%
		Principal Amount (000s) (d)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 8/6/15 to 10/22/15 (i) (Cost $8,570)		$ 8,570	8,570
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $13,883)	EUR	9,040	$ 10,690
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	400,585,393	400,585
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	63,101,251	63,101
TOTAL MONEY MARKET FUNDS (Cost $463,686)		463,686
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,588,756)		11,402,712
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(26,573)
NET ASSETS - 100%		$ 11,376,139
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,033 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 209,602	$ (262)

The face value of futures purchased as a percentage of net assets is 1.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,690,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,570,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,489,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
JHL Biotech, Inc.	4/14/15	$ 9,342
Meituan Corp. Series D	1/26/15	$ 18,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 459
Fidelity Securities Lending Cash Central Fund	2,910
Total	$ 3,369
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$ 12,426	$ 2,837	$ 275	$ 514	$ 14,041
MySale Group PLC	26,053	-	5,920	-	-
PAX Global Technology Ltd.	71,203	795	40,911	-	-
Rex Bionics PLC	3,518	-	24	-	1,172
Total	$ 113,200	$ 3,632	$ 47,130	$ 514	$ 15,213
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,907,272	$ 1,817,996	$ 66,128	$ 23,148
Consumer Staples	1,256,813	862,000	394,813	-
Energy	389,945	136,992	252,953	-
Financials	2,798,027	2,211,471	586,556	-
Health Care	1,546,187	1,026,589	510,256	9,342
Industrials	1,155,322	1,105,085	50,237	-
Information Technology	1,064,263	991,837	72,426	-
Materials	249,808	207,920	41,888	-
Telecommunication Services	552,129	219,852	332,277	-
Government Obligations	8,570	-	8,570	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 10,690	$ -	$ 10,690	$ -
Money Market Funds	463,686	463,686	-	-
Total Investments in Securities:	$ 11,402,712	$ 9,043,428	$ 2,326,794	$ 32,490
Derivative Instruments:
Liabilities
Futures Contracts	$ (262)	$ (262)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 66,230
Level 2 to Level 1	$ 2,575,537
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $9,590,894,000. Net unrealized appreciation aggregated $1,811,818,000, of which $2,099,999,000 related to appreciated investment securities and $288,181,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

July 31, 2015

1.863103.107

IGF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 3.0%
CSL Ltd.	388,691	$ 28,115,890
Sydney Airport unit	1,745,703	7,158,481
Transurban Group unit	1,248,411	9,097,884
TOTAL AUSTRALIA		44,372,255
Austria - 1.1%
Andritz AG	290,197	16,215,907
Bailiwick of Jersey - 1.7%
Shire PLC	285,300	25,362,075
Belgium - 4.7%
Anheuser-Busch InBev SA NV	368,291	44,004,034
KBC Groep NV	353,524	24,638,836
TOTAL BELGIUM		68,642,870
Bermuda - 0.5%
Lazard Ltd. Class A	123,492	6,842,692
Canada - 0.8%
Canadian Pacific Railway Ltd.	39,100	6,294,387
Pason Systems, Inc.	174,400	2,641,636
ShawCor Ltd. Class A	109,600	2,576,063
TOTAL CANADA		11,512,086
Cayman Islands - 0.8%
58.com, Inc. ADR (a)	74,600	4,430,494
Alibaba Group Holding Ltd. sponsored ADR	97,800	7,661,652
TOTAL CAYMAN ISLANDS		12,092,146
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	195,900	10,229,118
Novo Nordisk A/S Series B sponsored ADR	561,300	33,094,248
TOTAL DENMARK		43,323,366
Finland - 0.3%
Tikkurila Oyj	190,300	3,669,987
France - 0.9%
Safran SA	169,600	12,826,084
Germany - 3.7%
Bayer AG	203,100	29,956,230
Linde AG	127,577	24,113,179
TOTAL GERMANY		54,069,409
Common Stocks - continued
	Shares	Value
Hong Kong - 1.8%
AIA Group Ltd.	4,074,400	$ 26,541,439
India - 0.7%
Housing Development Finance Corp. Ltd.	510,545	10,694,699
Ireland - 2.5%
CRH PLC sponsored ADR	587,066	17,441,731
James Hardie Industries PLC:
CDI	769,622	10,682,923
sponsored ADR (d)	125,300	8,720,880
TOTAL IRELAND		36,845,534
Israel - 0.3%
Azrieli Group	89,500	3,709,943
Italy - 0.7%
Azimut Holding SpA	125,900	3,147,018
Interpump Group SpA	409,851	6,963,339
TOTAL ITALY		10,110,357
Japan - 15.0%
Astellas Pharma, Inc.	1,569,600	23,645,001
Coca-Cola Central Japan Co. Ltd.	315,000	5,802,598
DENSO Corp.	620,700	30,800,863
East Japan Railway Co.	110,700	10,941,824
Fanuc Corp.	60,200	10,045,072
Fast Retailing Co. Ltd.	36,800	18,222,584
Hoya Corp.	269,400	11,407,683
Japan Tobacco, Inc.	238,400	9,259,196
Keyence Corp.	50,262	25,346,956
Mitsui Fudosan Co. Ltd.	599,000	17,053,871
Nintendo Co. Ltd.	31,400	5,525,751
OSG Corp.	185,400	3,955,280
Seven Bank Ltd.	2,256,500	10,760,411
Shinsei Bank Ltd.	3,947,000	8,630,629
SHO-BOND Holdings Co. Ltd.	162,600	6,513,971
USS Co. Ltd.	970,200	17,057,859
Yamato Kogyo Co. Ltd.	160,400	3,768,788
TOTAL JAPAN		218,738,337
Kenya - 0.4%
Safaricom Ltd.	37,198,500	5,231,039
Common Stocks - continued
	Shares	Value
Korea (South) - 1.1%
BGFretail Co. Ltd.	65,880	$ 11,243,285
NAVER Corp.	11,701	5,248,210
TOTAL KOREA (SOUTH)		16,491,495
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	69,455	6,295,401
Netherlands - 1.1%
ING Groep NV (Certificaten Van Aandelen)	968,064	16,464,006
South Africa - 2.1%
Clicks Group Ltd.	924,756	7,052,861
MTN Group Ltd.	372,200	6,208,114
Naspers Ltd. Class N	118,400	16,566,313
TOTAL SOUTH AFRICA		29,827,288
Spain - 3.5%
Amadeus IT Holding SA Class A	255,400	11,138,379
Hispania Activos Inmobiliarios SA (a)	215,259	3,286,074
Inditex SA	953,889	32,659,198
Prosegur Compania de Seguridad SA (Reg.)	661,949	3,504,070
TOTAL SPAIN		50,587,721
Sweden - 5.7%
ASSA ABLOY AB (B Shares)	1,396,483	28,344,878
Atlas Copco AB (A Shares)	481,509	13,161,367
Fagerhult AB	332,053	5,735,172
H&M Hennes & Mauritz AB (B Shares)	362,078	14,404,633
Intrum Justitia AB	149,900	5,099,910
Svenska Handelsbanken AB (A Shares)	1,087,320	16,637,348
TOTAL SWEDEN		83,383,308
Switzerland - 12.4%
Nestle SA	452,145	34,204,807
Novartis AG	512,716	53,201,576
Roche Holding AG (participation certificate)	179,789	51,945,136
Schindler Holding AG:
(participation certificate)	75,244	12,124,072
(Reg.)	10,980	1,783,980
UBS Group AG	1,193,661	27,525,823
TOTAL SWITZERLAND		180,785,394
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,696,000	11,748,619
Common Stocks - continued
	Shares	Value
Turkey - 0.4%
Coca-Cola Icecek Sanayi A/S	407,534	$ 5,853,218
United Kingdom - 12.9%
Associated British Foods PLC	219,300	11,041,228
Babcock International Group PLC	512,784	7,939,824
BAE Systems PLC	1,339,700	10,046,468
Berendsen PLC	422,773	6,754,086
Informa PLC	930,475	8,660,335
InterContinental Hotel Group PLC ADR (d)	648,596	27,130,771
Johnson Matthey PLC	157,977	7,191,444
Lloyds Banking Group PLC	7,576,500	9,866,184
Prudential PLC	1,032,969	24,301,032
Reckitt Benckiser Group PLC	374,045	35,870,221
Rolls-Royce Group PLC	431,037	5,344,644
SABMiller PLC	495,266	26,022,125
Shaftesbury PLC	250,133	3,652,299
Unite Group PLC	373,176	3,677,281
TOTAL UNITED KINGDOM		187,497,942
United States of America - 14.3%
Autoliv, Inc. (d)	173,269	18,227,899
Berkshire Hathaway, Inc. Class B (a)	69,684	9,946,694
BorgWarner, Inc.	225,692	11,219,149
China Biologic Products, Inc. (a)	35,700	4,368,252
Dril-Quip, Inc. (a)	41,600	2,429,856
Google, Inc. Class A (a)	27,336	17,973,420
Martin Marietta Materials, Inc.	52,800	8,280,096
MasterCard, Inc. Class A	264,000	25,713,600
McGraw Hill Financial, Inc.	78,300	7,967,025
Mohawk Industries, Inc. (a)	79,300	15,986,087
Moody's Corp.	60,300	6,658,929
National Oilwell Varco, Inc.	62,372	2,627,732
Oceaneering International, Inc.	86,413	3,458,248
Philip Morris International, Inc.	143,808	12,299,898
PriceSmart, Inc.	66,800	6,473,588
ResMed, Inc. (d)	106,900	6,194,855
SS&C Technologies Holdings, Inc.	227,500	15,476,825
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	55,500	$ 5,416,245
Visa, Inc. Class A	375,000	28,252,500
TOTAL UNITED STATES OF AMERICA		208,970,898
TOTAL COMMON STOCKS (Cost $1,238,039,026)		1,408,705,515
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.17% (b)	42,672,998	42,672,998
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	21,984,350	21,984,350
TOTAL MONEY MARKET FUNDS (Cost $64,657,348)		64,657,348
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,302,696,374)		1,473,362,863
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,339,439)
NET ASSETS - 100%		$ 1,458,023,424
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,868
Fidelity Securities Lending Cash Central Fund	162,047
Total	$ 195,915
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 210,935,691	$ 210,935,691	$ -	$ -
Consumer Staples	215,422,460	101,343,398	114,079,062	-
Energy	13,733,535	13,733,535	-	-
Financials	252,231,351	201,600,129	50,631,222	-
Health Care	267,290,946	136,782,159	130,508,787	-
Industrials	195,266,945	195,266,945	-	-
Information Technology	158,516,406	146,767,787	11,748,619	-
Materials	83,869,028	83,869,028	-	-
Telecommunication Services	11,439,153	11,439,153	-	-
Money Market Funds	64,657,348	64,657,348	-	-
Total Investments in Securities:	$ 1,473,362,863	$ 1,166,395,173	$ 306,967,690	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 20,269,179
Level 2 to Level 1	$ 170,406,026
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,303,988,395. Net unrealized appreciation aggregated $169,374,468, of which $200,688,829 related to appreciated investment securities and $31,314,361 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

July 31, 2015

1.834741.109

FIV-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 3.3%
Ansell Ltd.	52,575	$ 963,048
Macquarie Group Ltd.	17,170	1,031,016
Telstra Corp. Ltd.	177,612	842,567
Transurban Group unit	176,588	1,286,898
Westpac Banking Corp.	129,167	3,284,239
TOTAL AUSTRALIA		7,407,768
Bailiwick of Jersey - 1.7%
Shire PLC	19,800	1,760,144
Wolseley PLC	30,612	2,034,591
TOTAL BAILIWICK OF JERSEY		3,794,735
Belgium - 0.6%
Anheuser-Busch InBev SA NV	11,070	1,322,662
Canada - 0.9%
Imperial Oil Ltd.	27,600	1,021,191
Potash Corp. of Saskatchewan, Inc.	32,800	892,323
TOTAL CANADA		1,913,514
Denmark - 0.3%
Topdanmark A/S (a)	27,300	753,730
Finland - 1.1%
Sampo Oyj (A Shares)	48,134	2,378,842
France - 14.9%
Atos Origin SA	25,359	1,930,598
AXA SA	108,921	2,870,940
Capgemini SA	27,793	2,657,085
Havas SA	140,266	1,206,189
Orange SA	111,600	1,835,847
Renault SA	12,645	1,163,484
Sanofi SA	50,056	5,395,589
Societe Generale Series A	60,400	2,971,777
Total SA	112,529	5,552,511
Unibail-Rodamco	8,000	2,128,848
VINCI SA	38,100	2,443,650
Vivendi SA	100,392	2,638,966
TOTAL FRANCE		32,795,484
Germany - 4.4%
BASF AG	40,272	3,474,166
Bayer AG	10,903	1,608,138
Continental AG	4,066	908,949
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	32,500	$ 2,242,599
GEA Group AG	15,890	672,743
SAP AG	11,613	834,313
TOTAL GERMANY		9,740,908
Ireland - 1.7%
Allergan PLC (a)	8,880	2,940,612
Medtronic PLC	9,800	768,222
TOTAL IRELAND		3,708,834
Israel - 1.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	47,199	3,257,675
Italy - 1.9%
Intesa Sanpaolo SpA	508,400	1,957,407
Mediaset SpA	246,900	1,251,123
Telecom Italia SpA (a)	818,800	1,084,997
TOTAL ITALY		4,293,527
Japan - 20.4%
Astellas Pharma, Inc.	135,200	2,036,700
Dentsu, Inc.	37,000	2,098,761
East Japan Railway Co.	21,000	2,075,685
Hitachi Ltd.	203,000	1,317,571
Hoya Corp.	55,100	2,333,197
Itochu Corp.	132,800	1,629,796
Japan Tobacco, Inc.	74,200	2,881,847
KDDI Corp.	98,100	2,493,759
Makita Corp.	20,700	1,144,108
Mitsubishi UFJ Financial Group, Inc.	777,000	5,654,298
Nippon Prologis REIT, Inc.	414	816,743
Nippon Telegraph & Telephone Corp.	68,800	2,649,676
OBIC Co. Ltd.	19,500	926,736
Olympus Corp.	25,700	984,992
OMRON Corp.	30,200	1,185,484
ORIX Corp.	125,900	1,882,379
Seven & i Holdings Co. Ltd.	39,200	1,810,472
Seven Bank Ltd.	257,700	1,228,876
Sony Corp. (a)	36,900	1,045,983
Sony Financial Holdings, Inc.	79,000	1,511,349
Sumitomo Mitsui Trust Holdings, Inc.	485,000	2,252,642
Toyota Motor Corp.	76,100	5,067,483
TOTAL JAPAN		45,028,537
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
RTL Group SA	11,739	$ 1,069,937
Netherlands - 3.6%
ING Groep NV (Certificaten Van Aandelen)	185,790	3,159,758
Koninklijke KPN NV	199,431	787,968
Mylan N.V.	11,500	643,885
PostNL NV (a)	92,431	397,116
RELX NV	174,741	2,911,264
TOTAL NETHERLANDS		7,899,991
Singapore - 0.4%
UOL Group Ltd.	176,664	862,812
Spain - 1.8%
Iberdrola SA	416,124	2,935,821
Mediaset Espana Comunicacion, SA	83,700	1,052,065
TOTAL SPAIN		3,987,886
Sweden - 1.6%
Nordea Bank AB	215,200	2,681,659
Sandvik AB	96,200	972,399
TOTAL SWEDEN		3,654,058
Switzerland - 8.2%
Nestle SA	63,434	4,798,787
Novartis AG	57,552	5,971,838
Roche Holding AG (participation certificate)	3,854	1,113,508
Syngenta AG (Switzerland)	3,342	1,376,806
UBS Group AG	84,658	1,952,213
Zurich Insurance Group AG	9,602	2,924,422
TOTAL SWITZERLAND		18,137,574
United Kingdom - 24.2%
AstraZeneca PLC (United Kingdom)	54,220	3,660,314
Aviva PLC	293,057	2,382,898
BAE Systems PLC	319,229	2,393,912
Barclays PLC	807,327	3,640,754
BG Group PLC	72,200	1,228,466
BP PLC sponsored ADR	136,638	5,051,507
Bunzl PLC	73,864	2,115,514
Compass Group PLC	129,839	2,078,322
HSBC Holdings PLC sponsored ADR	98,542	4,441,288
Imperial Tobacco Group PLC	62,707	3,295,223
Informa PLC	167,717	1,561,015
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ITV PLC	647,996	$ 2,840,524
Liberty Global PLC Class A (a)	27,900	1,463,634
Liberty LiLac Group Class A (a)	7,000	299,320
Lloyds Banking Group PLC	2,690,400	3,503,462
Meggitt PLC	77,723	563,792
Micro Focus International PLC	54,000	1,178,921
National Grid PLC	180,682	2,404,648
Prudential PLC	65,142	1,532,493
Rio Tinto PLC	89,300	3,454,222
Vodafone Group PLC sponsored ADR	112,058	4,233,551
TOTAL UNITED KINGDOM		53,323,780
United States of America - 2.8%
Altria Group, Inc.	21,200	1,152,856
Constellation Brands, Inc. Class A (sub. vtg.)	15,100	1,812,302
Edgewell Personal Care Co. (a)	7,600	727,396
Energizer Holdings, Inc.	8,300	319,633
McGraw Hill Financial, Inc.	13,600	1,383,800
ResMed, Inc. CDI	130,924	765,591
TOTAL UNITED STATES OF AMERICA		6,161,578
TOTAL COMMON STOCKS (Cost $198,637,524)		211,493,832
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (Cost $1,823,095)	8,131	1,628,808
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.17% (b) (Cost $6,620,295)	6,620,295	6,620,295
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $207,080,914)		219,742,935
NET OTHER ASSETS (LIABILITIES) - 0.5%		998,316
NET ASSETS - 100%		$ 220,741,251
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,756
Fidelity Securities Lending Cash Central Fund	104,252
Total	$ 106,008
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,285,827	$ 24,172,361	$ 6,113,466	$ -
Consumer Staples	18,121,178	11,999,729	6,121,449	-
Energy	12,853,675	6,072,698	6,780,977	-
Financials	59,188,645	31,820,694	27,367,951	-
Health Care	36,446,052	18,544,659	17,901,393	-
Industrials	17,730,204	17,730,204	-	-
Information Technology	10,030,708	9,196,395	834,313	-
Materials	9,197,517	4,366,489	4,831,028	-
Telecommunication Services	13,928,365	7,569,877	6,358,488	-
Utilities	5,340,469	2,935,821	2,404,648	-
Money Market Funds	6,620,295	6,620,295	-	-
Total Investments in Securities:	$ 219,742,935	$ 141,029,222	$ 78,713,713	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 28,588,319
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $207,534,016. Net unrealized appreciation aggregated $12,208,919, of which $24,010,465 related to appreciated investment securities and $11,801,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2015

1.804855.111

NOR-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Bermuda - 1.5%
Vostok Emerging Finance Ltd. (depository receipt) (a)(d)	851,779	$ 232,032
Vostok New Ventures Ltd. SDR (a)(d)	851,779	5,924,217
TOTAL BERMUDA		6,156,249
Denmark - 24.6%
Alm. Brand A/S	1,227,454	7,912,240
Carlsberg A/S Series B	193,000	16,815,088
DSV de Sammensluttede Vognmaend A/S	540,900	18,484,143
NNIT A/S	131,374	2,958,155
Novo Nordisk A/S Series B	693,705	40,940,033
Novozymes A/S Series B	138,000	7,203,779
William Demant Holding A/S (a)	134,700	10,258,836
TOTAL DENMARK		104,572,274
Finland - 22.1%
Amer Group PLC (A Shares)	383,706	11,171,450
Cargotec Corp. (B Shares) (d)	317,100	11,004,860
Cramo Oyj (B Shares)	483,600	9,745,936
Huhtamaki Oyj	334,800	11,883,873
Kesko Oyj	347,800	13,517,966
Lassila & Tikahoja Oyj	580,000	11,312,854
Olvi PLC (A Shares)	331,400	9,626,743
Vaisala Oyj	256,300	6,752,741
Valmet Corp.	745,257	8,806,829
TOTAL FINLAND		93,823,252
Malta - 6.1%
Kambi Group PLC (a)(d)	1,453,483	11,457,020
Unibet Group PLC unit	225,051	14,452,517
TOTAL MALTA		25,909,537
Norway - 1.7%
Zalaris ASA (A Shares) (e)	1,823,800	7,234,068
Sweden - 39.6%
AddTech AB (B Shares)	647,000	9,599,907
CDON Group AB (a)(d)	4,554,536	7,496,961
Coor Service Management Holding AB (a)	887,002	3,886,594
Dustin Group AB (d)	437,567	3,068,688
East Capital Explorer AB (a)	1,005,000	6,698,641
Elekta AB (B Shares) (d)	1,184,885	7,870,161
Eltel AB	1,317,500	14,699,554
Getinge AB (B Shares)	668,300	16,400,048

	Shares	Value
Hemfosa Fastigheter AB	1,325,058	$ 14,323,083
Kungsleden AB	687,600	4,602,996
Lifco AB (d)	156,400	3,049,408
Mekonomen AB	22,596	563,148
Nordea Bank AB	1,224,935	15,264,209
Pandox AB (a)	329,400	4,524,752
Sandvik AB	1,131,600	11,438,319
SKF AB (B Shares)	622,100	12,172,658
Svenska Cellulosa AB (SCA) (B Shares)	770,300	21,930,122
Svenska Handelsbanken AB (A Shares)	294,600	4,507,746
Systemair AB	403,879	6,144,738
TOTAL SWEDEN		168,241,733
United Kingdom - 2.6%
G4S PLC (United Kingdom)	2,542,900	10,908,666
TOTAL COMMON STOCKS (Cost $394,595,027)		416,845,779
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.17% (b)	6,838,621	6,838,621
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	10,175,566	10,175,566
TOTAL MONEY MARKET FUNDS (Cost $17,014,187)		17,014,187
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $411,609,214)		433,859,966
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(9,291,153)
NET ASSETS - 100%		$ 424,568,813
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,882
Fidelity Securities Lending Cash Central Fund	563,151
Total	$ 575,033
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kambi Group PLC	$ 14,369,373	$ -	$ 462,356	$ -	$ -
Zalaris ASA (A Shares)	8,355,202	-	-	136,209	7,234,068
Total	$ 22,724,575	$ -	$ 462,356	$ 136,209	$ 7,234,068
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,734,536	$ 52,734,536	$ -	$ -
Consumer Staples	61,889,919	61,889,919	-	-
Financials	59,465,164	59,465,164	-	-
Health Care	81,476,641	40,536,608	40,940,033	-
Industrials	135,439,126	135,439,126	-	-
Information Technology	6,752,741	6,752,741	-	-
Materials	19,087,652	19,087,652	-	-
Money Market Funds	17,014,187	17,014,187	-	-
Total Investments in Securities:	$ 433,859,966	$ 392,919,933	$ 40,940,033	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $411,829,421. Net unrealized appreciation aggregated $22,030,545, of which $49,625,797 related to appreciated investment securities and $27,595,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2015

1.804825.111

PAF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 11.8%
Amcor Ltd.	807,444	$ 8,504,799
Ansell Ltd.	303,164	5,553,239
ARB Corp. Ltd.	289,695	3,011,121
Asaleo Care Ltd.	2,581,298	3,226,428
Australia & New Zealand Banking Group Ltd.	409,926	9,792,085
Commonwealth Bank of Australia	238,278	15,250,264
CSL Ltd.	132,081	9,554,054
Greencross Ltd. (d)	702,640	3,107,248
Invocare Ltd.	319,066	3,150,820
Magellan Financial Group Ltd.	251,802	3,412,374
realestate.com.au Ltd.	105,023	3,332,436
Sydney Airport unit	1,171,376	4,803,379
Transurban Group unit	961,847	7,009,529
Woodside Petroleum Ltd.	294,064	7,662,828
TOTAL AUSTRALIA		87,370,604
Bermuda - 4.3%
Brilliance China Automotive Holdings Ltd.	2,248,000	2,980,979
Cheung Kong Infrastructure Holdings Ltd.	1,257,000	10,936,709
Hongkong Land Holdings Ltd.	1,036,100	7,977,970
PAX Global Technology Ltd.	4,667,000	7,452,944
Silverlake Axis Ltd. Class A	3,430,880	2,425,887
TOTAL BERMUDA		31,774,489
Cayman Islands - 5.5%
Alibaba Group Holding Ltd. sponsored ADR	55,600	4,355,704
Baidu.com, Inc. sponsored ADR (a)	15,600	2,693,496
China High Precision Automation Group Ltd. (a)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
ENN Energy Holdings Ltd.	844,000	5,606,852
Greatview Aseptic Pack Co. Ltd.	6,897,000	4,048,005
International Housewares Retail Co. Ltd.	15,855,000	4,131,303
Sands China Ltd.	911,600	4,033,368
Sino Biopharmaceutical Ltd.	6,832,000	7,922,769
Vipshop Holdings Ltd. ADR (a)	139,500	2,718,855
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	126,900	5,266,350
TOTAL CAYMAN ISLANDS		40,776,707
China - 4.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	14,414,000	9,902,246
Jiangsu Hengrui Medicine Co. Ltd.	920,881	6,662,939
Kweichow Moutai Co. Ltd.	271,350	9,037,936
Weifu High-Technology Co. Ltd. (B Shares)	1,695,013	6,231,424
TOTAL CHINA		31,834,545

	Shares	Value
Hong Kong - 5.5%
AIA Group Ltd.	2,086,400	$ 13,591,218
China Resources Enterprise Ltd.	1,708,000	5,530,075
Hong Kong Exchanges and Clearing Ltd.	222,811	6,041,416
Lenovo Group Ltd.	3,310,000	3,590,818
Magnificent Estates Ltd.	90,048,000	3,194,304
Techtronic Industries Co. Ltd.	2,478,500	8,744,111
TOTAL HONG KONG		40,691,942
India - 6.2%
Asian Paints India Ltd.	433,057	5,974,582
Bharti Infratel Ltd.	1,277,207	8,935,112
Britannia Industries Ltd. (a)	142,137	7,005,203
Housing Development Finance Corp. Ltd.	229,506	4,807,603
Lupin Ltd.	173,739	4,606,833
Page Industries Ltd.	26,162	5,600,927
Petronet LNG Ltd. (a)	1,680,091	5,075,336
Sun Pharmaceutical Industries Ltd. (a)	345,014	4,434,247
TOTAL INDIA		46,439,843
Indonesia - 3.2%
PT Bank Central Asia Tbk	9,353,200	9,057,617
PT Bank Rakyat Indonesia Tbk	8,236,100	6,088,412
PT Gudang Garam Tbk	2,411,300	8,823,460
TOTAL INDONESIA		23,969,489
Israel - 0.6%
Sarine Technologies Ltd.	3,174,400	4,581,632
Japan - 38.1%
ACOM Co. Ltd. (a)(d)	950,000	4,514,867
Arcland Service Co. Ltd.	128,700	5,981,458
Asahi Group Holdings	186,400	6,252,187
Asia Securities Printing Co. Ltd.	242,600	1,661,899
Astellas Pharma, Inc.	966,500	14,559,693
Broadleaf Co. Ltd.	151,351	1,449,580
Calbee, Inc.	113,700	5,073,313
Century Tokyo Leasing Corp.	116,600	3,956,130
Coca-Cola Central Japan Co. Ltd.	264,900	4,879,709
Create SD Holdings Co. Ltd.	70,600	4,295,187
Daito Trust Construction Co. Ltd.	61,800	6,529,802
Dentsu, Inc.	85,000	4,821,479
East Japan Railway Co.	93,800	9,271,392
Fuji Heavy Industries Ltd.	265,400	9,818,526
Hamakyorex Co. Ltd.	81,100	3,111,554
Harmonic Drive Systems, Inc. (d)	150,500	2,250,184
Hoya Corp.	209,400	8,866,996
Japan Exchange Group, Inc.	111,000	3,869,125
Japan Tobacco, Inc.	290,600	11,286,587
KDDI Corp.	392,100	9,967,411
Keyence Corp.	14,000	7,060,153
Miraca Holdings, Inc.	85,800	3,953,024
Misumi Group, Inc.	300,900	3,721,949
Mitsubishi Pencil Co. Ltd.	142,900	7,056,505
Mitsui Fudosan Co. Ltd.	216,000	6,149,643
Common Stocks - continued
	Shares	Value
Japan - continued
Nakanishi, Inc.	138,400	$ 5,516,569
NGK Spark Plug Co. Ltd.	240,700	6,379,953
Nihon M&A Center, Inc.	128,000	5,277,605
Nihon Parkerizing Co. Ltd.	325,200	3,017,550
Nitori Holdings Co. Ltd.	131,000	11,764,473
OMRON Corp.	108,800	4,270,884
Open House Co. Ltd.	232,500	3,858,898
ORIX Corp.	600,800	8,982,793
Pigeon Corp.	194,800	5,933,514
Rakuten, Inc.	457,800	7,371,121
Seven Bank Ltd.	2,058,500	9,816,222
SHIMANO, Inc.	41,800	5,804,478
Shinsei Bank Ltd.	285,000	623,190
Ship Healthcare Holdings, Inc.	147,200	3,122,514
SK Kaken Co. Ltd.	62,000	6,503,409
SoftBank Corp.	181,300	10,021,202
Sony Financial Holdings, Inc.	253,700	4,853,534
Sosei Group Corp. (d)	81,300	4,132,731
Sundrug Co. Ltd.	105,000	6,125,388
Sysmex Corp.	81,700	5,293,509
Toshiba Plant Systems & Services Corp.	359,000	4,229,152
VT Holdings Co. Ltd.	572,200	3,550,424
Welcia Holdings Co. Ltd.	113,700	5,816,420
TOTAL JAPAN		282,623,886
Korea (South) - 4.5%
KEPCO Plant Service & Engineering Co. Ltd.	84,804	8,545,564
LG Household & Health Care Ltd.	5,472	4,021,735
Medy-Tox, Inc.	15,397	7,028,767
Samsung Electronics Co. Ltd.	13,645	13,866,870
TOTAL KOREA (SOUTH)		33,462,936
Malaysia - 0.3%
Bursa Malaysia Bhd	1,145,100	2,422,731
Tune Insurance Holdings Bhd	306,500	122,793
TOTAL MALAYSIA		2,545,524
Netherlands - 0.6%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(e)	803,100	4,271,264
New Zealand - 1.8%
EBOS Group Ltd.	633,901	4,560,975
Ryman Healthcare Group Ltd.	1,611,392	8,934,911
TOTAL NEW ZEALAND		13,495,886

	Shares	Value
Philippines - 0.6%
D&L Industries, Inc.	10,023,100	$ 4,729,016
Singapore - 2.0%
Ezion Holdings Ltd.	2,670,000	1,683,530
Parkway Life REIT	2,675,000	4,738,310
United Overseas Bank Ltd.	512,300	8,290,309
TOTAL SINGAPORE		14,712,149
South Africa - 2.0%
Naspers Ltd. Class N	106,700	14,929,270
Taiwan - 4.8%
CTCI Corp.	1,631,000	2,465,046
eMemory Technology, Inc.	162,000	1,806,254
King Slide Works Co. Ltd.	445,000	5,130,291
Lung Yen Life Service Co. Ltd.	1,305,000	3,173,879
Merida Industry Co. Ltd.	855,750	5,297,757
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	17,461,684
TOTAL TAIWAN		35,334,911
Thailand - 0.8%
Thai Beverage PCL	11,431,700	6,291,456
United Kingdom - 0.6%
Standard Chartered PLC (Hong Kong)	282,000	4,292,404
United States of America - 0.6%
GI Dynamics, Inc. CDI (a)	5,561,290	170,731
Yum! Brands, Inc.	51,200	4,493,312
TOTAL UNITED STATES OF AMERICA		4,664,043
TOTAL COMMON STOCKS (Cost $613,869,523)		728,791,996
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.17% (b)	13,156,689	13,156,689
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	12,069,260	12,069,260
TOTAL MONEY MARKET FUNDS (Cost $25,225,949)		25,225,949
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $639,095,472)		754,017,945
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(11,460,701)
NET ASSETS - 100%		$ 742,557,244
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,271,264 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,852
Fidelity Securities Lending Cash Central Fund	149,281
Total	$ 159,133
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GI Dynamics, Inc. CDI	$ 1,385,909	$ -	$ -	$ -	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 130,515,778	$ 130,515,778	$ -	$ -
Consumer Staples	93,598,598	93,598,598	-	-
Energy	14,421,694	14,421,694	-	-
Financials	163,213,220	149,039,710	9,902,246	4,271,264
Health Care	113,248,099	113,248,099	-	-
Industrials	69,115,681	69,115,681	-	-
Information Technology	66,434,276	48,972,590	17,461,684	2
Materials	32,777,364	32,777,361	-	3
Telecommunication Services	28,923,725	18,902,523	10,021,202	-
Utilities	16,543,561	16,543,561	-	-
Money Market Funds	25,225,949	25,225,949	-	-
Total Investments in Securities:	$ 754,017,945	$ 712,361,544	$ 37,385,132	$ 4,271,269

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 467,181,070
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $644,916,907. Net unrealized appreciation aggregated $109,101,038, of which $152,947,573 related to appreciated investment securities and $43,846,535 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

July 31, 2015

1.873106.106

ILF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Argentina - 0.5%
Grupo Financiero Galicia SA sponsored ADR (d)	532,003	$ 9,996,336
Telecom Argentina SA Class B sponsored ADR	796,023	12,744,328
YPF SA Class D sponsored ADR	1,581,600	36,266,088
TOTAL ARGENTINA		59,006,752
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia) (a)(e)	85,124,410	8,088,819
China Resources Gas Group Ltd.	6,588,000	20,098,061
Credicorp Ltd. (United States)	392,240	51,736,456
GP Investments Ltd. Class A (depositary receipt) (a)(e)	9,772,037	18,636,780
Shangri-La Asia Ltd.	34,946,000	45,078,235
TOTAL BERMUDA		143,638,351
Brazil - 2.7%
B2W Companhia Global do Varejo (a)	907,200	4,769,229
BB Seguridade Participacoes SA	1,896,000	17,858,322
CCR SA	8,399,800	37,338,441
Cielo SA	3,679,138	46,989,210
Companhia de Saneamento de Minas Gerais	2,615,410	9,120,459
Cosan SA Industria e Comercio	3,789,000	23,017,626
Direcional Engenharia SA (e)	13,542,900	14,911,647
Fibria Celulose SA	4,038,400	53,712,448
FPC Par Corretora de Seguros (a)	6,653,800	27,595,017
Minerva SA (a)(e)	11,245,800	37,114,310
Smiles SA	2,692,100	43,487,799
TOTAL BRAZIL		315,914,508
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	435,560	8,188,528
Canada - 0.4%
Goldcorp, Inc.	790,200	10,543,250
Pan American Silver Corp.	3,641,000	22,719,840
Torex Gold Resources, Inc. (a)	9,302,000	7,965,929
TOTAL CANADA		41,229,019
Cayman Islands - 5.9%
58.com, Inc. ADR (a)(d)	885,307	52,578,383
Alibaba Group Holding Ltd. sponsored ADR	208,900	16,365,226
China ZhengTong Auto Services Holdings Ltd.	57,437,800	30,673,799
ENN Energy Holdings Ltd.	9,723,520	64,595,189
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,151,100	17,991,693
Haitian International Holdings Ltd.	9,837,000	20,378,755
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengan International Group Co. Ltd.	4,443,000	$ 49,660,868
Leju Holdings Ltd. ADR (d)	1,997,000	13,619,540
Tencent Holdings Ltd.	15,260,800	284,318,466
TPK Holding Co. Ltd.	6,981,000	23,813,898
Uni-President China Holdings Ltd. (d)	79,281,000	73,121,416
Vipshop Holdings Ltd. ADR (a)	1,797,800	35,039,122
Yingde Gases Group Co. Ltd.	21,485,000	12,776,318
TOTAL CAYMAN ISLANDS		694,932,673
Chile - 1.7%
Compania Cervecerias Unidas SA sponsored ADR (d)	1,901,600	40,123,760
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,717,035	17,679,450
Empresas CMPC SA	13,473,403	35,288,245
Enersis SA	120,342,867	36,233,163
Inversiones La Construccion SA	2,421,994	26,404,117
Vina Concha y Toro SA	29,509,660	46,177,234
TOTAL CHILE		201,905,969
China - 11.0%
Anhui Conch Cement Co. Ltd. (H Shares)	15,964,000	49,628,162
Baoshan Iron & Steel Co. Ltd.	16,092,975	17,596,731
BBMG Corp. (H Shares)	74,440,000	57,133,754
China Cinda Asset Management Co. Ltd. (H Shares)	66,857,000	29,839,560
China Life Insurance Co. Ltd. (H Shares)	42,338,900	155,944,947
China Longyuan Power Grid Corp. Ltd. (H Shares)	16,069,010	18,385,785
China Machinery Engineering Co. (H Shares)	21,863,000	16,610,950
China Merchants Bank Co. Ltd. (H Shares)	20,168,000	52,161,088
China Pacific Insurance (Group) Co. Ltd. (H Shares)	32,278,050	135,319,405
China Petroleum & Chemical Corp. (H Shares)	40,636,000	30,627,306
China Suntien Green Energy Corp. Ltd. (H Shares)	75,753,060	13,387,213
China Telecom Corp. Ltd. (H Shares)	112,996,882	63,259,480
Daqin Railway Co. Ltd. (A Shares)	15,817,503	26,032,430
Industrial & Commercial Bank of China Ltd. (H Shares)	390,748,400	268,439,478
Inner Mongoli Yili Industries Co. Ltd.	13,312,027	37,000,779
Kweichow Moutai Co. Ltd.	2,570,665	85,621,908
Maanshan Iron & Steel Ltd. (H Shares) (a)(d)	64,942,000	15,246,371
PetroChina Co. Ltd. (H Shares)	42,096,000	41,470,322
PICC Property & Casualty Co. Ltd. (H Shares)	21,839,081	45,468,154
Qingdao Haier Co. Ltd.	33,699,600	60,672,576
Common Stocks - continued
	Shares	Value
China - continued
Zhengzhou Yutong Bus Co. Ltd.	9,855,461	$ 30,726,152
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,231,000	35,526,508
TOTAL CHINA		1,286,099,059
Colombia - 0.6%
Bancolombia SA sponsored ADR (d)	1,956,911	75,536,765
Egypt - 0.1%
Citadel Capital Corp. (a)	55,695,500	14,012,699
Greece - 0.4%
Public Power Corp. of Greece	584,412	2,669,019
Titan Cement Co. SA (Reg.)	1,960,500	44,015,211
TOTAL GREECE		46,684,230
Hong Kong - 6.0%
China Mobile Ltd.	4,208,795	55,096,522
China Mobile Ltd. sponsored ADR	2,584,600	167,999,000
China Resources Enterprise Ltd.	19,698,000	63,777,176
China Resources Power Holdings Co. Ltd.	18,209,976	46,838,606
China Unicom Ltd.	6,441,850	9,041,095
China Unicom Ltd. sponsored ADR (d)	1,853,490	26,115,674
CNOOC Ltd.	84,306,000	103,455,095
CNOOC Ltd. sponsored ADR	14,400	1,766,160
Far East Horizon Ltd.	125,226,750	116,789,779
Lenovo Group Ltd.	33,626,000	36,478,808
Sinotruk Hong Kong Ltd.	41,464,000	21,608,369
Techtronic Industries Co. Ltd.	15,679,000	55,315,281
TOTAL HONG KONG		704,281,565
India - 11.0%
Adani Ports & Special Economic Zone	10,029,767	50,941,803
Axis Bank Ltd. (a)	12,743,681	114,216,388
Bharti Airtel Ltd.	3,712,644	24,299,094
Bharti Infratel Ltd.	9,218,552	64,491,341
Coal India Ltd.	13,556,611	93,017,620
Eicher Motors Ltd. (a)	128,636	38,338,989
GAIL India Ltd.	3,518,055	19,515,061
Grasim Industries Ltd.	1,021,507	59,326,179
HCL Technologies Ltd.	3,779,249	58,958,297
Infosys Ltd.	6,297,868	106,148,332
ITC Ltd.	18,546,422	94,488,258
JK Cement Ltd.	2,859,483	30,501,563
Common Stocks - continued
	Shares	Value
India - continued
Larsen & Toubro Ltd. (a)	2,166,011	$ 60,634,104
LIC Housing Finance Ltd.	3,901,498	30,437,296
Lupin Ltd.	3,080,653	81,686,060
Oil & Natural Gas Corp. Ltd.	8,312,128	35,423,989
Petronet LNG Ltd. (a)	6,504,932	19,650,551
Phoenix Mills Ltd. (a)	7,011,182	39,357,516
Power Grid Corp. of India Ltd.	15,004,755	33,567,653
SREI Infrastructure Finance Ltd. (e)	47,462,511	28,000,628
State Bank of India (a)	19,917,988	84,060,071
Tata Consultancy Services Ltd.	1,449,196	56,863,123
Yes Bank Ltd. (a)	4,386,904	56,831,167
TOTAL INDIA		1,280,755,083
Indonesia - 1.4%
PT Bakrieland Development Tbk (a)	1,406,964,500	5,200,386
PT Bank Mandiri (Persero) Tbk	79,313,500	55,683,958
PT Bank Rakyat Indonesia Tbk	65,986,700	48,779,671
PT Kalbe Farma Tbk	380,235,000	49,048,980
TOTAL INDONESIA		158,712,995
Ireland - 0.2%
Dragon Oil PLC	2,072,000	23,717,965
Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	33,089,953	61,013,451
Partner Communications Co. Ltd. (a)	774,778	3,354,857
TOTAL ISRAEL		64,368,308
Kenya - 0.0%
Equity Group Holdings Ltd.	12,438,000	4,767,495
Korea (South) - 13.2%
AMOREPACIFIC Group, Inc.	415,546	69,314,686
BGFretail Co. Ltd.	220,121	37,566,532
Daewoo International Corp.	3,428,904	60,871,250
E-Mart Co. Ltd.	396,056	81,178,505
Fila Korea Ltd. (e)	661,301	58,131,241
Hyundai Industrial Development & Construction Co.	1,393,652	83,664,060
Hyundai Mobis	910,473	166,706,104
KB Financial Group, Inc.	1,504,175	47,424,622
Korea Electric Power Corp.	1,252,770	54,359,383
Korea Zinc Co. Ltd.	122,668	51,758,650
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korean Reinsurance Co. (e)	6,473,344	$ 81,885,548
LG Chemical Ltd.	375,600	80,528,970
NAVER Corp.	89,018	39,926,944
Samsung Electronics Co. Ltd.	388,966	395,290,648
Samsung Life Insurance Co. Ltd.	195,959	17,981,899
Shinhan Financial Group Co. Ltd.	2,982,892	107,125,472
SK Hynix, Inc.	1,613,191	51,327,044
SK Telecom Co. Ltd.	60,615	13,054,671
SK Telecom Co. Ltd. sponsored ADR	1,655,700	39,720,243
TOTAL KOREA (SOUTH)		1,537,816,472
Mexico - 5.4%
America Movil S.A.B. de CV Series L sponsored ADR	4,586,620	88,888,696
Banregio Grupo Financiero S.A.B. de CV	4,640,650	26,603,993
El Puerto de Liverpool S.A.B. de CV Class C	3,121,908	36,542,551
Grupo Aeroportuario del Pacifico SA de CV Series B	5,818,000	45,926,543
Grupo Aeroportuario Norte S.A.B. de CV	3,384,900	18,827,292
Grupo Comercial Chedraui S.A.B. de CV	9,203,688	25,727,485
Grupo Financiero Banorte S.A.B. de CV Series O	23,206,300	122,134,631
Grupo Televisa SA de CV (CPO) sponsored ADR	2,592,700	90,381,522
Macquarie Mexican (REIT) (e)	61,582,858	91,423,551
Wal-Mart de Mexico SA de CV Series V	36,662,000	89,058,227
TOTAL MEXICO		635,514,491
Netherlands - 0.4%
Cnova NV (a)	1,285,982	6,494,209
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(f)	4,513,000	24,002,261
Yandex NV (a)	864,600	12,026,586
TOTAL NETHERLANDS		42,523,056
Nigeria - 0.8%
Guaranty Trust Bank PLC GDR (Reg. S)	5,103,077	30,618,462
Transnational Corp. of Nigeria PLC	1,121,090,742	11,593,609
Zenith Bank PLC	627,208,529	50,567,113
TOTAL NIGERIA		92,779,184
Pakistan - 0.4%
Habib Bank Ltd.	17,990,400	41,244,903
Common Stocks - continued
	Shares	Value
Panama - 0.3%
Copa Holdings SA Class A (d)	484,900	$ 36,624,497
Philippines - 1.8%
Alliance Global Group, Inc.	123,288,250	61,003,053
Metro Pacific Investments Corp.	167,287,956	17,763,472
Metropolitan Bank & Trust Co.	25,801,097	49,907,541
Robinsons Land Corp.	140,494,170	86,588,087
TOTAL PHILIPPINES		215,262,153
Russia - 3.4%
Bashneft OJSC (a)	2,400	73,990
E.ON Russia JSC (a)	309,152,400	13,012,191
Gazprom OAO (a)	20,358,803	46,892,961
LUKOIL Oil Co. sponsored ADR (United Kingdom)	2,555,300	105,789,420
Mobile TeleSystems OJSC (a)	8,208,250	29,856,674
NOVATEK OAO GDR (Reg. S)	888,400	88,617,900
Sberbank of Russia (a)	21,358,250	25,056,003
Sberbank of Russia sponsored ADR	13,468,931	66,435,502
Sistema JSFC (a)	33,201,200	11,361,566
Sistema JSFC sponsored GDR	779,100	6,614,559
TOTAL RUSSIA		393,710,766
Singapore - 0.6%
Ezion Holdings Ltd.	21,121,340	13,317,753
First Resources Ltd.	37,651,400	52,146,853
TOTAL SINGAPORE		65,464,606
South Africa - 5.3%
Aspen Pharmacare Holdings Ltd.	3,428,582	100,557,103
Barclays Africa Group Ltd.	7,596,667	111,809,919
Bidvest Group Ltd.	2,340,845	56,974,856
JSE Ltd.	2,647,392	30,847,262
Life Healthcare Group Holdings Ltd.	15,710,300	46,459,345
MTN Group Ltd.	537,300	8,961,902
Naspers Ltd. Class N	1,501,300	210,059,169
Sasol Ltd.	745,100	25,721,505
Telkom SA Ltd.	4,746,800	23,069,367
TOTAL SOUTH AFRICA		614,460,428
Taiwan - 8.8%
Advantech Co. Ltd.	5,288,000	35,576,248
Catcher Technology Co. Ltd.	4,579,000	50,331,396
E.SUN Financial Holdings Co. Ltd.	106,104,528	64,346,397
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,806,280	$ 48,146,860
Inotera Memories, Inc. (a)	18,547,000	11,159,834
King's Town Bank	21,775,000	18,157,296
Largan Precision Co. Ltd.	1,439,000	145,672,615
Pegatron Corp.	14,692,000	41,208,136
Taiwan Cement Corp.	49,431,000	53,396,721
Taiwan Fertilizer Co. Ltd.	12,949,000	18,895,888
Taiwan Semiconductor Manufacturing Co. Ltd.	88,517,284	385,740,289
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,481,601	32,758,198
Unified-President Enterprises Corp.	26,957,637	47,341,902
Universal Cement Corp.	26,528,559	19,942,505
Vanguard International Semiconductor Corp.	11,991,000	14,013,487
Yuanta Financial Holding Co. Ltd.	77,205,000	36,578,490
TOTAL TAIWAN		1,023,266,262
Thailand - 1.8%
Intouch Holdings PCL NVDR	13,730,350	31,906,086
Jasmine Broadband Internet Infrastructure Fund	143,305,000	40,327,445
Kasikornbank PCL (For. Reg.)	18,817,504	95,478,239
Thai Union Frozen Products PCL (For. Reg.)	82,994,000	44,587,453
TOTAL THAILAND		212,299,223
Turkey - 1.2%
Aselsan A/S	4,204,000	22,756,306
Aygaz A/S	3,557,111	13,414,099
Tupras Turkiye Petrol Rafinelleri A/S (a)	1,865,196	48,462,384
Turkiye Garanti Bankasi A/S	19,748,100	58,249,975
TOTAL TURKEY		142,882,764
United Arab Emirates - 0.8%
DP World Ltd.	1,527,449	34,749,465
Emaar Properties PJSC	6,963,563	14,978,462
First Gulf Bank PJSC	11,573,584	48,843,660
TOTAL UNITED ARAB EMIRATES		98,571,587
United Kingdom - 0.2%
Fresnillo PLC (d)	2,174,700	21,972,898
Common Stocks - continued
	Shares	Value
United States of America - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	580,272	$ 36,615,163
TOTAL COMMON STOCKS (Cost $9,893,340,816)		10,334,760,417
Preferred Stocks - 4.1%

Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
Meituan Corp. Series D (h)	3,788,641	29,437,741
Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.6%
Banco Bradesco SA (PN) sponsored ADR	7,983,700	63,390,578
Banco do Estado Rio Grande do Sul SA	8,350,536	24,120,329
Companhia Paranaense de Energia-Copel:
(PN-B)	149,800	1,543,523
(PN-B) sponsored (d)	2,096,177	21,297,158
Itau Unibanco Holding SA sponsored ADR	11,654,286	101,159,202
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	9,970,500	61,318,575
Vale SA (PN-A) sponsored ADR (d)	6,791,900	29,137,251
TOTAL BRAZIL		301,966,616
Korea (South) - 1.2%
Hyundai Motor Co. Series 2	609,740	53,860,262
Samsung Electronics Co. Ltd.	81,213	64,076,670
Samsung Fire & Marine Insurance Co. Ltd.	180,303	24,585,929
TOTAL KOREA (SOUTH)		142,522,861
TOTAL NONCONVERTIBLE PREFERRED STOCKS		444,489,477
TOTAL PREFERRED STOCKS (Cost $628,335,604)		473,927,218
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 10/22/15 to 10/29/15 (g) (Cost $15,808,724)	$ 15,810,000	15,808,075
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	614,903,914	$ 614,903,914
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	58,981,213	58,981,213
TOTAL MONEY MARKET FUNDS (Cost $673,885,127)		673,885,127
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $11,211,370,271)		11,498,380,837
NET OTHER ASSETS (LIABILITIES) - 1.6%		189,847,340
NET ASSETS - 100%		$ 11,688,228,177
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11,758 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	$ 529,110,000	$ 1,315,958

The face value of futures purchased as a percentage of net assets is 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,002,261 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,703,631.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,437,741 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 23,950,652
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 503,329
Fidelity Securities Lending Cash Central Fund	487,869
Total	$ 991,198
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aquarius Platinum Ltd. (Australia)	$ 18,498,158	$ 3,593,615	$ -	$ -	$ 8,088,819
Direcional Engenharia SA	-	26,801,222	-	1,363,653	14,911,647
Fila Korea Ltd.	33,462,090	32,477,582	-	64,231	58,131,241
GP Investments Ltd. Class A (depositary receipt)	23,311,870	-	3,913,823	-	18,636,780
Korean Reinsurance Co.	54,409,675	13,901,513	981,851	947,602	81,885,548
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Macquarie Mexican (REIT)	$ 48,149,486	$ 59,494,359	$ 1,609,678	$ 3,245,676	$ 91,423,551
Minerva SA	50,188,557	5,090,498	-	-	37,114,310
SREI Infrastructure Finance Ltd.	36,691,182	-	-	372,954	28,000,628
T4F Entretenimento SA	5,103,986	21,144	3,449,329	-	-
Total	$ 269,815,004	$ 141,379,933	$ 9,954,681	$ 5,994,116	$ 338,192,524
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 941,560,487	$ 912,122,746	$ -	$ 29,437,741
Consumer Staples	974,007,352	974,007,352	-	-
Energy	829,986,116	581,818,927	248,167,189	-
Financials	3,144,303,331	2,427,432,618	692,868,452	24,002,261
Health Care	277,751,488	277,751,488	-	-
Industrials	759,533,823	759,533,823	-	-
Information Technology	2,068,191,929	1,291,984,842	776,207,087	-
Materials	700,175,703	656,160,492	-	44,015,211
Telecommunication Services	758,528,056	648,124,237	110,403,819	-
Utilities	354,649,350	264,053,295	87,927,036	2,669,019
Government Obligations	15,808,075	-	15,808,075	-
Money Market Funds	673,885,127	673,885,127	-	-
Total Investments in Securities:	$ 11,498,380,837	$ 9,466,874,947	$ 1,931,381,658	$ 100,124,232
Derivative Instruments:
Assets
Futures Contracts	$ 1,315,958	$ 1,315,958	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 110,091,668
Level 2 to Level 1	$ 2,575,125,977
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $11,270,880,595. Net unrealized appreciation aggregated $227,500,242, of which $1,450,315,607 related to appreciated investment securities and $1,222,815,365 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

July 31, 2015

1.907975.105

VSF-S-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 3.5%
Ansell Ltd.	3,467,096	$ 63,508,902
Macquarie Group Ltd.	1,044,875	62,742,176
Telstra Corp. Ltd.	10,808,697	51,275,005
Transurban Group unit	10,746,428	78,315,363
Westpac Banking Corp.	7,608,565	193,457,646
TOTAL AUSTRALIA		449,299,092
Bailiwick of Jersey - 1.8%
Shire PLC	1,168,900	103,910,725
Wolseley PLC	1,803,216	119,848,631
TOTAL BAILIWICK OF JERSEY		223,759,356
Belgium - 0.6%
Anheuser-Busch InBev SA NV	653,630	78,096,823
Canada - 0.9%
Imperial Oil Ltd.	1,654,600	61,219,631
Potash Corp. of Saskatchewan, Inc.	1,948,800	53,017,016
TOTAL CANADA		114,236,647
Denmark - 0.4%
Topdanmark A/S (a)	1,604,100	44,287,830
Finland - 1.1%
Sampo Oyj (A Shares)	2,835,313	140,124,713
France - 15.2%
Atos Origin SA	1,493,763	113,721,208
AXA SA	6,414,173	169,064,773
Capgemini SA	1,639,105	156,702,803
Havas SA	8,504,342	73,131,367
Orange SA	6,571,100	108,096,209
Renault SA	749,992	69,007,803
Sanofi SA	2,948,539	317,826,127
Societe Generale Series A	3,559,800	175,147,857
Total SA	6,626,823	326,986,865
Unibail-Rodamco	470,400	125,176,251
VINCI SA	2,245,300	144,008,603
Vivendi SA	5,915,081	155,487,450
TOTAL FRANCE		1,934,357,316
Germany - 4.6%
BASF AG	2,372,197	204,643,595
Bayer AG	659,014	97,201,254
Common Stocks - continued
	Shares	Value
Germany - continued
Continental AG	244,333	$ 54,620,346
Fresenius SE & Co. KGaA	1,915,400	132,168,438
GEA Group AG	956,158	40,481,375
SAP AG	700,973	50,360,022
TOTAL GERMANY		579,475,030
Ireland - 1.7%
Allergan PLC (a)	521,600	172,727,840
Medtronic PLC	580,100	45,474,039
TOTAL IRELAND		218,201,879
Israel - 1.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,778,992	191,806,028
Italy - 2.0%
Intesa Sanpaolo SpA	30,603,400	117,827,124
Mediaset SpA	14,752,000	74,753,186
Telecom Italia SpA (a)	49,814,400	66,009,392
TOTAL ITALY		258,589,702
Japan - 20.9%
Astellas Pharma, Inc.	7,961,900	119,940,834
Dentsu, Inc.	2,179,400	123,622,722
East Japan Railway Co.	1,261,600	124,699,238
Hitachi Ltd.	11,984,000	77,782,141
Hoya Corp.	3,244,600	137,391,865
Itochu Corp.	7,821,700	95,992,300
Japan Tobacco, Inc.	4,372,700	169,830,891
KDDI Corp.	5,780,200	146,936,056
Makita Corp.	1,245,600	68,845,443
Mitsubishi UFJ Financial Group, Inc.	45,769,500	333,068,697
Nippon Prologis REIT, Inc.	24,562	48,456,118
Nippon Telegraph & Telephone Corp.	4,055,000	156,169,149
OBIC Co. Ltd.	1,149,600	54,634,639
Olympus Corp.	1,514,900	58,060,879
OMRON Corp.	1,793,000	70,383,225
ORIX Corp.	7,407,700	110,755,381
Seven & i Holdings Co. Ltd.	2,311,600	106,762,403
Seven Bank Ltd.	15,640,800	74,585,168
Sony Corp. (a)	2,247,600	63,711,418
Sony Financial Holdings, Inc.	4,650,900	88,976,350
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Trust Holdings, Inc.	28,596,000	$ 132,817,625
Toyota Motor Corp.	4,481,900	298,448,766
TOTAL JAPAN		2,661,871,308
Luxembourg - 0.5%
RTL Group SA	696,539	63,485,189
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen)	10,941,234	186,079,167
Koninklijke KPN NV	12,169,214	48,081,546
Mylan N.V.	694,600	38,890,654
PostNL NV (a)	5,580,449	23,975,585
RELX NV	10,293,099	171,487,688
TOTAL NETHERLANDS		468,514,640
Singapore - 0.4%
UOL Group Ltd.	10,374,726	50,669,289
Spain - 1.9%
Iberdrola SA	24,514,357	172,952,663
Mediaset Espana Comunicacion SA	5,072,600	63,759,900
TOTAL SPAIN		236,712,563
Sweden - 1.7%
Nordea Bank AB	12,681,733	158,030,115
Sandvik AB	5,780,400	58,428,827
TOTAL SWEDEN		216,458,942
Switzerland - 8.4%
Nestle SA	3,736,612	282,675,007
Novartis AG	3,390,116	351,772,725
Roche Holding AG (participation certificate)	229,269	66,241,035
Syngenta AG (Switzerland)	199,177	82,055,111
UBS Group AG	5,092,971	117,443,911
Zurich Insurance Group AG	565,635	172,271,945
TOTAL SWITZERLAND		1,072,459,734
United Kingdom - 24.7%
AstraZeneca PLC (United Kingdom)	3,193,829	215,610,779
Aviva PLC	17,265,039	140,385,094
BAE Systems PLC	18,801,850	140,995,887
Barclays PLC	47,555,662	214,458,898
BG Group PLC	4,336,000	73,776,030
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BP PLC sponsored ADR	8,048,583	$ 297,556,114
Bunzl PLC	4,348,005	124,529,737
Compass Group PLC	7,646,317	122,393,927
HSBC Holdings PLC sponsored ADR	5,806,588	261,702,921
Imperial Tobacco Group PLC	3,693,750	194,104,799
Informa PLC	10,049,005	93,530,451
ITV PLC	38,172,685	167,331,932
Liberty Global PLC Class A (a)	1,645,000	86,296,700
Liberty LiLac Group Class A (a)	402,069	17,192,470
Lloyds Banking Group PLC	158,475,800	206,368,560
Meggitt PLC	4,562,260	33,094,015
Micro Focus International PLC	3,275,200	71,503,731
National Grid PLC	10,643,700	141,654,115
Prudential PLC	3,921,055	92,244,476
Rio Tinto PLC	5,260,900	203,497,404
Vodafone Group PLC sponsored ADR	6,600,266	249,358,049
TOTAL UNITED KINGDOM		3,147,586,089
United States of America - 2.9%
Altria Group, Inc.	1,266,800	68,888,584
Constellation Brands, Inc. Class A (sub. vtg.)	908,200	109,002,164
Edgewell Personal Care Co. (a)	469,700	44,954,987
Energizer Holdings, Inc.	503,600	19,393,636
McGraw Hill Financial, Inc.	820,900	83,526,575
ResMed, Inc. CDI	7,967,510	46,590,812
TOTAL UNITED STATES OF AMERICA		372,356,758
TOTAL COMMON STOCKS (Cost $11,048,468,958)		12,522,348,928
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Volkswagen AG (Cost $101,357,246)	489,390	98,034,997
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $109,633,736)	109,633,736	$ 109,633,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,259,459,940)		12,730,017,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,895,317)
NET ASSETS - 100%		$ 12,727,122,344
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136,898
Fidelity Securities Lending Cash Central Fund	7,485,149
Total	$ 7,622,047
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,796,296,312	$ 1,434,136,128	$ 362,160,184	$ -
Consumer Staples	1,073,709,294	712,937,464	360,771,830	-
Energy	759,538,640	358,775,745	400,762,895	-
Financials	3,499,668,660	1,882,961,373	1,616,707,287	-
Health Care	2,159,122,936	1,103,761,545	1,055,361,391	-
Industrials	1,053,215,004	1,053,215,004	-	-
Information Technology	595,087,769	544,727,747	50,360,022	-
Materials	543,213,126	257,660,611	285,552,515	-
Telecommunication Services	825,925,406	447,569,110	378,356,296	-
Utilities	314,606,778	172,952,663	141,654,115	-
Money Market Funds	109,633,736	109,633,736	-	-
Total Investments in Securities:	$ 12,730,017,661	$ 8,078,331,126	$ 4,651,686,535	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,720,588,510
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $11,281,743,510. Net unrealized appreciation aggregated $1,448,274,151, of which $1,892,755,698 related to appreciated investment securities and $444,481,547 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2015

1.804836.111

HKC-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.5%
Weifu High-Technology Co. Ltd. (B Shares)	4,152,287	$ 15,265,170
Xingda International Holdings Ltd.	34,925,000	8,514,667
		23,779,837
Automobiles - 3.8%
Brilliance China Automotive Holdings Ltd.	16,100,000	21,349,535
Chongqing Changan Automobile Co. Ltd. (B Shares)	15,733,741	33,487,704
Geely Automobile Holdings Ltd.	11,880,000	4,995,782
		59,833,021
Diversified Consumer Services - 0.4%
Perfect Shape (PRC) Holdings Ltd.	31,076,000	7,015,079
Hotels, Restaurants & Leisure - 2.0%
500.com Ltd. sponsored ADR Class A (a)(d)	300,000	7,059,000
Huangshan Tourism Development Co. Ltd.	5,103,994	9,100,421
Tuniu Corp. Class A sponsored ADR (a)(d)	1,090,000	16,317,300
		32,476,721
Household Durables - 1.2%
Haier Electronics Group Co. Ltd.	5,492,000	12,907,684
Qingdao Haier Co. Ltd.	3,099,822	5,580,903
		18,488,587
Internet & Catalog Retail - 1.9%
Ctrip.com International Ltd. sponsored ADR (a)	243,000	17,393,940
Jumei International Holding Ltd. sponsored ADR (a)(d)	650,000	12,161,500
		29,555,440
Media - 1.1%
Bona Film Group Ltd. sponsored ADR (a)	594,596	7,016,233
Poly Culture Group Corp. Ltd. (H Shares) (a)(d)	4,174,300	10,392,269
		17,408,502
Specialty Retail - 0.4%
China Harmony New Energy Auto	7,500,000	5,843,427
Oriental Watch Holdings Ltd.	2,347,000	357,244
		6,200,671
Textiles, Apparel & Luxury Goods - 1.8%
Best Pacific International Holdings Ltd.	18,342,000	9,085,469
Lao Feng Xiang Co. Ltd. (B Shares)	2,499,988	9,972,452
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	8,889,371
		27,947,292
TOTAL CONSUMER DISCRETIONARY		222,705,150

	Shares	Value
CONSUMER STAPLES - 2.7%
Beverages - 0.7%
Kweichow Moutai Co. Ltd.	341,726	$ 11,381,970
Food & Staples Retailing - 0.8%
China Resources Enterprise Ltd.	4,000,000	12,950,995
Food Products - 1.2%
China Agri-Industries Holdings Ltd.	9,500,000	4,141,997
China Foods Ltd. (a)	7,500,000	3,463,488
Inner Mongoli Yili Industries Co. Ltd.	4,022,542	11,180,655
		18,786,140
TOTAL CONSUMER STAPLES		43,119,105
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
China Petroleum & Chemical Corp. (H Shares)	30,000,000	22,610,965
FINANCIALS - 36.7%
Banks - 18.6%
Bank Communications Co. Ltd. (H Shares)	29,250,000	25,732,363
Bank of China Ltd. (H Shares)	98,778,000	54,025,092
BNP Paribas Arbitrage Issuance BV ELS warrants 10/8/15 (a)(e)	3,090,600	16,498,795
China CITIC Bank Corp. Ltd. (H Shares)	15,000,000	10,700,050
China Construction Bank Corp. (H Shares)	100,525,000	82,081,870
China Merchants Bank Co. Ltd. (H Shares)	10,000,000	25,863,292
China Minsheng Banking Corp. Ltd. (H Shares)	10,800,000	12,162,068
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(e)	5,425,500	28,855,367
Industrial & Commercial Bank of China Ltd. (H Shares)	54,310,000	37,310,321
		293,229,218
Capital Markets - 4.5%
Beijing Yanjing Brewery Co. Ltd. ELS (UBS Warrant Programme) warrants 7/30/18 (a)(e)	5,869,200	8,393,010
Emperor Capital Group Ltd.	58,365,000	5,345,401
Guotai Junan International Holdings Ltd. (d)	27,600,000	9,612,631
Haitong Securities Co. Ltd. (H Shares)	5,600,000	10,127,575
Huatai Securities Co. Ltd. (a)	2,727,564	5,826,459
Tai Fook Securities Group Ltd.	21,964,000	12,126,197
UBS AG London Branch ELS warrants 5/19/16 (a)(e)	1,490,000	9,596,602
Value Partners Group Ltd.	8,649,000	10,085,647
		71,113,522
Insurance - 10.3%
AIA Group Ltd.	3,067,000	19,979,038
China Life Insurance Co. Ltd. (H Shares)	8,600,000	31,675,989
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
China Pacific Insurance (Group) Co. Ltd. (H Shares)	7,999,200	$ 33,535,080
New China Life Insurance Co. Ltd. (H Shares)	3,497,000	15,021,361
People's Insurance Co. of China Group (H Shares)	43,376,000	22,492,876
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	6,900,000	39,696,606
		162,400,950
Real Estate Management & Development - 3.3%
Beijing Capital Land Ltd. (H Shares)	34,306,000	16,506,247
Greenland Hong Kong Holdings Ltd.	12,000,000	6,903,758
Greentown China Holdings Ltd.	15,858,000	15,648,737
Shimao Property Holdings Ltd.	6,908,500	12,369,230
		51,427,972
TOTAL FINANCIALS		578,171,662
HEALTH CARE - 6.4%
Biotechnology - 0.5%
JHL Biotech, Inc. (f)	2,005,348	7,500,002
Health Care Providers & Services - 1.3%
China National Accord Medicines Corp. Ltd.	1,930,173	10,638,945
Phoenix Healthcare Group Ltd.	6,479,500	10,614,869
		21,253,814
Pharmaceuticals - 4.6%
CSPC Pharmaceutical Group Ltd.	19,842,000	18,172,439
Jiangsu Hengrui Medicine Co. Ltd.	2,569,007	18,587,783
Lee's Pharmaceutical Holdings Ltd. (d)	8,290,000	13,944,455
Livzon Pharmaceutical Group, Inc.	1,690,000	8,131,393
Sino Biopharmaceutical Ltd.	11,512,000	13,349,958
		72,186,028
TOTAL HEALTH CARE		100,939,844
INDUSTRIALS - 14.6%
Air Freight & Logistics - 0.4%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	1,599,830	6,533,546
Airlines - 2.9%
Air China Ltd. (H Shares)	6,648,000	6,680,330
China Eastern Airlines Corp. Ltd. (H Shares) (a)	23,050,000	18,523,728
China Southern Airlines Ltd. (H Shares)	20,494,000	20,254,179
		45,458,237
Building Products - 0.0%
Sunspring Metal Corp.	382,000	472,372

	Shares	Value
Construction & Engineering - 2.4%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	21,000,000	$ 18,664,138
China Communications Construction Co. Ltd. (H Shares)	15,000,000	19,271,700
		37,935,838
Electrical Equipment - 2.0%
Boer Power Holdings Ltd.	2,345,000	4,470,815
Harbin Electric Machinery Co. Ltd. (H Shares)	22,000,000	14,047,444
Jiangnan Group Ltd.	52,000,000	13,415,374
		31,933,633
Machinery - 2.5%
HIWIN Technologies Corp.	1,300,000	8,027,479
Lonking Holdings Ltd.	28,600,000	4,537,750
Sinotruk Hong Kong Ltd.	8,000,000	4,169,085
Weichai Power Co. Ltd. (H Shares)	7,850,000	11,786,696
Zhengzhou Yutong Bus Co. Ltd.	3,149,956	9,820,548
		38,341,558
Marine - 1.0%
China Shipping Development Co. Ltd. (H Shares)	22,444,000	13,636,113
Sinotrans Shipping Ltd.	11,054,000	2,481,065
		16,117,178
Road & Rail - 0.1%
eHi Car Service Co. Ltd. sponsored ADR (d)	127,538	1,483,267
Trading Companies & Distributors - 2.4%
China Aircraft Leasing Group Holdings Ltd. (d)	9,800,000	11,175,006
Summit Ascent Holdings Ltd. (a)(d)	48,242,000	26,074,066
		37,249,072
Transportation Infrastructure - 0.9%
Shanghai International Airport Co. Ltd.	2,999,952	13,652,505
TOTAL INDUSTRIALS		229,177,206
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	3,600,000	8,005,882
Electronic Equipment & Components - 3.2%
Largan Precision Co. Ltd.	209,000	21,157,454
Sunny Optical Technology Group Co. Ltd. (d)	4,500,000	8,683,874
Tongda Group Holdings Ltd.	55,000,000	9,294,016
Wasion Group Holdings Ltd.	8,250,000	10,897,411
		50,032,755
Internet Software & Services - 6.6%
58.com, Inc. ADR (a)(d)	174,478	10,362,248
Alibaba Group Holding Ltd. sponsored ADR	200,000	15,668,000
Baozun, Inc. sponsored ADR	382,374	3,177,528
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	2,795,000	$ 52,072,638
Youku Tudou, Inc. ADR (a)	1,117,000	21,669,800
		102,950,214
Semiconductors & Semiconductor Equipment - 0.6%
Hermes Microvision, Inc.	81,000	4,029,533
Silergy Corp.	592,325	5,575,264
		9,604,797
Software - 0.8%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	13,086,258
Technology Hardware, Storage & Peripherals - 0.8%
ADLINK Technology, Inc.	3,488,336	9,508,635
Axiomtek Co. Ltd.	2,000,000	3,032,217
		12,540,852
TOTAL INFORMATION TECHNOLOGY		196,220,758
MATERIALS - 5.8%
Chemicals - 0.0%
Jintex Corp. Ltd.	960,000	542,767
Construction Materials - 4.7%
Asia Cement (China) Holdings Corp.	6,409,500	2,612,647
BBMG Corp. (H Shares)	34,800,000	26,709,493
China Shanshui Cement Group Ltd. (d)	20,656,000	15,647,551
West China Cement Ltd. (d)	161,174,000	29,106,665
		74,076,356
Metals & Mining - 0.3%
Fushan International Energy Group Ltd.	30,000,000	4,527,689
Paper & Forest Products - 0.8%
Lee & Man Paper Manufacturing Ltd.	9,455,000	5,829,870
Nine Dragons Paper (Holdings) Ltd.	9,000,000	6,652,219
		12,482,089
TOTAL MATERIALS		91,628,901
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
China Unicom Ltd.	14,100,000	19,789,260
CITIC 1616 Holdings Ltd.	19,565,000	8,959,373
		28,748,633
UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	50,500,000	17,067,193
TOTAL COMMON STOCKS (Cost $1,570,034,706)		1,530,389,417
Convertible Preferred Stocks - 0.5%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Internet & Catalog Retail - 0.5%
Meituan Corp. Series D (f) (Cost $6,268,244)	991,544	$ 7,704,297
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.17% (b)	30,312,299	30,312,299
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	39,811,421	39,811,421
TOTAL MONEY MARKET FUNDS (Cost $70,123,720)		70,123,720
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,646,426,670)	1,608,217,434
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(33,749,751)
NET ASSETS - 100%	$ 1,574,467,683
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,343,774 or 4.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,204,299 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 7,500,002
Meituan Corp. Series D	1/26/15	$ 6,268,244
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,653
Fidelity Securities Lending Cash Central Fund	1,191,704
Total	$ 1,229,357
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ 4,548,561	$ -	$ 2,875,319	$ 67,797	$ -
Perfect Shape (PRC) Holdings Ltd.	11,817,466	-	7,813,882	406,080	-
Total	$ 16,366,027	$ -	$ 10,689,201	$ 473,877	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 230,409,447	$ 222,705,150	$ -	$ 7,704,297
Consumer Staples	43,119,105	43,119,105	-	-
Energy	22,610,965	-	22,610,965	-
Financials	578,171,662	445,841,578	93,878,115	38,451,969
Health Care	100,939,844	93,439,842	-	7,500,002
Industrials	229,177,206	208,923,027	20,254,179	-
Information Technology	196,220,758	144,148,120	52,072,638	-
Materials	91,628,901	75,981,350	-	15,647,551
Telecommunication Services	28,748,633	8,959,373	19,789,260	-
Utilities	17,067,193	17,067,193	-	-
Money Market Funds	70,123,720	70,123,720	-	-
Total Investments in Securities:	$ 1,608,217,434	$ 1,330,308,458	$ 208,605,157	$ 69,303,819

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 449,024,092
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	3,187,003
Net Unrealized Gain (Loss) on Investment Securities	(2,457,313)
Cost of Purchases	46,700,680
Proceeds of Sales	(8,978,401)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 38,451,969
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ (2,457,313)
Investments in Securities: - continued
Equities - Industrials
Beginning Balance	$ 28,267,179
Net Realized Gain (Loss) on Investment Securities	24,569,649
Net Unrealized Gain (Loss) on Investment Securities	(2,389,470)
Cost of Purchases	-
Proceeds of Sales	(50,447,358)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ -
Other Investments in Securities
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	756,975
Net Unrealized Gain (Loss) on Investment Securities	11,062,065
Cost of Purchases	17,948,614
Proceeds of Sales	(11,841,958)
Amortization/Accretion	-
Transfers into Level 3	12,926,154
Transfers out of Level 3	-
Ending Balance	$ 30,851,850
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ 11,062,065

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,649,172,476. Net unrealized depreciation aggregated $40,955,042, of which $141,426,846 related to appreciated investment securities and $182,381,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 69,303,819	Adjusted transaction price	Proxy movement	1.1% - 6.6% / 3.2%	Increase
		Last transaction price	Transaction price	$3.74	Increase
		Market comparable	EV/GMV multiple	0.4	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2015

1.861977.107

EME-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Austria - 2.6%
CA Immobilien Anlagen AG	43,700	$ 784,694
Erste Group Bank AG (a)	29,100	872,163
Lenzing AG	4,600	335,247
Wienerberger AG	26,000	429,174
TOTAL AUSTRIA		2,421,278
Bailiwick of Jersey - 0.4%
Wizz Air Holdings PLC	13,888	357,638
Bermuda - 0.2%
Aquarius Platinum Ltd. (a)	1,967,700	192,877
Botswana - 0.4%
First National Bank of Botswana Ltd.	964,358	373,091
Croatia - 0.6%
Ledo d.d.	413	527,446
Czech Republic - 1.4%
Komercni Banka A/S	5,956	1,331,607
Estonia - 0.5%
Tallinna Kaubamaja AS	70,900	468,753
Greece - 0.5%
Jumbo SA	26,536	192,662
Sarantis SA	37,800	294,536
TOTAL GREECE		487,198
Hungary - 0.9%
OTP Bank PLC	41,800	858,456
Israel - 0.2%
Cellcom Israel Ltd. (Israel) (a)	25,000	155,047
Kenya - 1.0%
British American Tobacco Kenya Ltd.	31,700	229,392
Kenya Commercial Bank Ltd.	756,500	369,385
Safaricom Ltd.	2,216,544	311,702
TOTAL KENYA		910,479
Kuwait - 0.5%
Kuwait Food Co. (Americana)	44,962	418,804
Lithuania - 0.5%
Apranga AB (a)	163,766	490,108
Luxembourg - 0.4%
Pegas NONWOVENS SA	10,700	354,824
Common Stocks - continued
	Shares	Value
Malta - 0.6%
Brait SA	48,000	$ 580,694
Netherlands - 0.9%
AmRest Holdings NV (a)	8,500	389,836
X5 Retail Group NV GDR (Reg. S) (a)	23,000	411,700
TOTAL NETHERLANDS		801,536
Nigeria - 0.6%
Zenith Bank PLC	6,384,656	514,747
Pakistan - 1.6%
Habib Bank Ltd.	145,600	333,803
Hum Network Ltd.	1,000,000	168,509
Indus Motor Co. Ltd.	20,000	244,655
Millat Tractors Ltd.	22,750	149,534
Pak Suzuki Motors	55,800	230,711
United Bank Ltd.	190,000	341,841
TOTAL PAKISTAN		1,469,053
Poland - 4.8%
Bank Handlowy w Warszawie SA	26,000	638,334
Bank Polska Kasa Opieki SA	19,500	822,731
Inter Cars SA	3,700	242,475
Kruk SA	10,000	459,691
NG2 SA	11,800	603,749
Orbis SA	60,600	952,513
Quercus TFI SA	250,000	404,284
Stomil Sanok SA	15,000	250,524
TOTAL POLAND		4,374,301
Qatar - 3.0%
Al Meera Consumer Goods Co. (a)	6,496	482,573
Qatar Insurance Co. (a)	22,691	612,571
Qatar National Bank SAQ (a)	32,850	1,646,447
TOTAL QATAR		2,741,591
Romania - 3.9%
Banca Transilvania SA (a)	2,346,764	1,402,580
BRD-Groupe Societe Generale (a)	453,129	1,286,929
Bursa de Valori Bucuresti	73,404	616,279
Fondul Propietatea SA GDR	29,000	295,800
TOTAL ROMANIA		3,601,588
Common Stocks - continued
	Shares	Value
Russia - 14.5%
Gazprom OAO sponsored ADR (Reg. S)	787,900	$ 3,622,157
LUKOIL Oil Co. sponsored ADR (United Kingdom)	90,195	3,734,073
Megafon OJSC GDR	83,800	1,039,120
Moscow Exchange MICEX-RTS OAO	475,000	543,364
NOVATEK OAO GDR (Reg. S)	8,025	800,494
Sberbank of Russia sponsored ADR	657,100	3,241,146
Vozrozhdenie Bank (a)	37,949	345,439
TOTAL RUSSIA		13,325,793
Slovenia - 0.5%
Krka dd Novo mesto	6,700	483,807
South Africa - 40.2%
AngloGold Ashanti Ltd. (a)	106,400	647,440
Aspen Pharmacare Holdings Ltd.	50,300	1,475,252
Cashbuild Ltd.	18,300	436,877
Clicks Group Ltd.	149,552	1,140,592
DRDGOLD Ltd.	4,469,214	581,525
FirstRand Ltd.	586,600	2,538,328
Holdsport Ltd.	210,400	854,889
Hulamin Ltd.	996,200	419,734
Liberty Holdings Ltd.	60,000	674,453
MTN Group Ltd.	262,050	4,370,866
Nampak Ltd.	417,100	1,051,797
Naspers Ltd. Class N	48,900	6,841,998
Netcare Ltd.	310,000	989,775
Peregrine Holdings Ltd.	125,000	325,784
Pioneer Foods Ltd.	68,000	1,064,327
Raubex Group Ltd.	364,600	530,317
Remgro Ltd.	109,800	2,273,987
RMB Holdings Ltd.	164,600	889,343
Sasol Ltd.	57,500	1,984,950
Shoprite Holdings Ltd.	120,100	1,596,871
Spar Group Ltd.	89,200	1,395,230
Spur Corp. Ltd.	65,000	191,142
Standard Bank Group Ltd.	202,663	2,439,598
Steinhoff International Holdings Ltd.	166,000	1,004,772
Truworths International Ltd.	164,000	1,109,085
TOTAL SOUTH AFRICA		36,828,932
Turkey - 4.6%
Aselsan A/S	105,000	568,366
Gubre Fabrikalari TAS	298,000	820,519
Common Stocks - continued
	Shares	Value
Turkey - continued
Koc Holding A/S	188,850	$ 838,243
Logo Yazilim Sanayi Ve Ticar	43,328	358,839
Soda Sanayii AS	283,622	465,692
Turkiye Garanti Bankasi A/S	391,000	1,153,313
TOTAL TURKEY		4,204,972
United Arab Emirates - 4.7%
Agthia Group PJSC	300,000	629,773
Aldar Properties PJSC (a)	1,259,585	922,547
Dubai Islamic Bank Pakistan Ltd. (a)	150,000	306,310
Emaar Malls Group PJSC (a)	330,000	292,016
First Gulf Bank PJSC	286,313	1,208,318
SHUAA Capital PSC (a)	5,249,942	906,259
TOTAL UNITED ARAB EMIRATES		4,265,223
United Kingdom - 4.9%
Abdullah Al Othaim Markets Co. ELS (HSBC Warrant Program) warrants 7/31/17 (c)	17,836	517,210
Al Noor Hospitals Group PLC	30,100	440,443
Alabama Khaleej Training & Education ELS (HSBC Bank Warrant Program) warrants 7/18/16 (c)	37,010	547,909
Aldrees Petoleum & Transport ELS (HSBC Warrant Program) warrants 2/7/17 (a)(c)	24,000	399,653
Fawaz Abdulaziz Alhokair Co. ELS (HSBC Warrant Program) warrants 3/20/17 (c)	10,300	259,955
Halwani Brothers Co. ELS (HSBC Warrant Program) warrants 2/9/18 (c)	9,262	210,888
NMC Health PLC	23,900	328,073
Saudi Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/4/18 (c)	14,000	514,232
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (c)	39,200	726,354
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (c)	33,634	531,382
TOTAL UNITED KINGDOM		4,476,099
TOTAL COMMON STOCKS (Cost $82,529,172)		87,015,942
Nonconvertible Preferred Stocks - 2.7%
	Shares	Value
Russia - 2.7%
Surgutneftegas OJSC (a)	2,598,600	$ 1,586,904
Tatneft OAO (a)	323,800	853,239
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,444,985)		2,440,143
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.17% (b) (Cost $1,346,692)	1,346,692	1,346,692
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $86,320,849)		90,802,777
NET OTHER ASSETS (LIABILITIES) - 0.9%		861,308
NET ASSETS - 100%		$ 91,664,085
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,707,583 or 4.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 592
Fidelity Securities Lending Cash Central Fund	186
Total	$ 778
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,526,042	$ 14,785,471	$ 547,909	$ 192,662
Consumer Staples	8,758,403	7,946,657	517,210	294,536
Energy	12,581,817	5,387,806	7,194,011	-
Financials	34,789,105	30,993,328	3,795,777	-
Health Care	3,717,350	3,717,350	-	-
Industrials	3,332,963	3,332,963	-	-
Information Technology	358,839	358,839	-	-
Materials	4,514,831	3,285,866	1,228,965	-
Telecommunication Services	5,876,735	5,876,735	-	-
Money Market Funds	1,346,692	1,346,692	-	-
Total Investments in Securities:	$ 90,802,777	$ 77,031,707	$ 13,283,872	$ 487,198

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 6,284,670
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Consumer Discretionary
Beginning Balance	$ 1,010,924
Net Realized Gain (Loss) on Investment Securities	(49,910)
Net Unrealized Gain (Loss) on Investment Securities	(116,395)
Cost of Purchases	-
Proceeds of Sales	(222,576)
Amortization/Accretion	-
Transfers into Level 3	581,543
Transfers out of Level 3	(1,010,924)
Ending Balance	$ 192,662
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ (116,395)
Other Investments in Securities:
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(37,047)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	331,583
Transfers out of Level 3	-
Ending Balance	$ 294,536
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ (37,047)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $87,052,780. Net unrealized appreciation aggregated $3,749,997, of which $14,904,559 related to appreciated investment securities and $11,154,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2015

1.804873.111

EUR-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Austria - 1.0%
Andritz AG	276,800	$ 15,467,296
Bailiwick of Jersey - 3.7%
Shire PLC	449,700	39,976,604
Wolseley PLC	264,819	17,600,883
TOTAL BAILIWICK OF JERSEY		57,577,487
Belgium - 1.4%
KBC Groep NV	304,629	21,231,102
Bermuda - 0.6%
Vostok Emerging Finance Ltd. (depository receipt) (a)(d)	739,825	201,535
Vostok New Ventures Ltd. SDR (a)	1,345,973	9,361,391
TOTAL BERMUDA		9,562,926
Denmark - 5.3%
Carlsberg A/S Series B	226,500	19,733,769
DSV de Sammensluttede Vognmaend A/S	578,500	19,769,046
Novozymes A/S Series B	364,000	19,001,273
William Demant Holding A/S (a)	330,300	25,155,853
TOTAL DENMARK		83,659,941
Finland - 5.7%
Amer Group PLC (A Shares)	558,200	16,251,774
Cargotec Corp. (B Shares)	921,000	31,963,029
Huhtamaki Oyj	466,700	16,565,722
Kesko Oyj	304,400	11,831,135
Valmet Corp.	1,119,700	13,231,685
TOTAL FINLAND		89,843,345
France - 13.2%
Bollore Group	3,447,549	19,082,804
Christian Dior SA	121,195	25,123,080
Havas SA	2,216,300	19,058,623
Ipsen SA	177,011	11,376,424
Publicis Groupe SA	230,946	17,485,697
Rexel SA	1,171,499	18,469,126
Sanofi SA	541,851	58,406,691
Wendel SA	134,300	17,883,766
Zodiac Aerospace	656,700	19,581,144
TOTAL FRANCE		206,467,355
Germany - 11.0%
adidas AG	210,600	17,224,274
Bayer AG	214,200	31,593,424
Brenntag AG	343,400	19,094,550
CompuGroup Medical AG	259,600	8,198,214
Continental AG	84,300	18,845,163
Deutsche Annington Immobilien SE	618,584	19,293,821
Fresenius SE & Co. KGaA	363,400	25,075,708
GEA Group AG	337,429	14,285,913
LEG Immobilien AG	256,046	18,618,419
TOTAL GERMANY		172,229,486

	Shares	Value
Ireland - 2.2%
DCC PLC (United Kingdom)	149,700	$ 11,829,218
Ryanair Holdings PLC sponsored ADR	141,300	10,471,743
United Drug PLC (United Kingdom)	1,554,241	12,172,310
TOTAL IRELAND		34,473,271
Isle of Man - 2.7%
Optimal Payments PLC (a)	3,878,210	15,988,914
Playtech Ltd.	1,890,750	26,766,132
TOTAL ISLE OF MAN		42,755,046
Israel - 1.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	266,000	18,359,320
Italy - 1.7%
Amplifon SpA (d)	1,747,851	14,636,777
Mediolanum SpA	1,450,635	11,606,170
TOTAL ITALY		26,242,947
Netherlands - 3.0%
ING Groep NV (Certificaten Van Aandelen)	1,659,300	28,219,958
RELX NV	1,181,199	19,679,310
TOTAL NETHERLANDS		47,899,268
Spain - 2.4%
Amadeus IT Holding SA Class A	496,600	21,657,475
Red Electrica Corporacion SA	210,300	16,807,103
TOTAL SPAIN		38,464,578
Sweden - 12.4%
Elekta AB (B Shares) (d)	2,935,902	19,500,644
Getinge AB (B Shares)	1,665,200	40,863,922
Hemfosa Fastigheter AB	1,312,500	14,187,339
Indutrade AB	367,400	17,972,330
Kungsleden AB	1,996,700	13,366,497
Lundbergfoeretagen AB	94,092	4,290,816
Pandox AB (a)	1,191,700	16,369,600
Sandvik AB	1,810,400	18,299,693
SKF AB (B Shares)	706,000	13,814,333
Svenska Cellulosa AB (SCA) (B Shares)	817,900	23,285,274
Svenska Handelsbanken AB (A Shares)	809,700	12,389,417
TOTAL SWEDEN		194,339,865
Switzerland - 1.2%
Julius Baer Group Ltd.	339,180	18,761,431
United Kingdom - 26.7%
Aberdeen Asset Management PLC	2,426,157	13,791,261
Babcock International Group PLC	1,678,500	25,989,491
Big Yellow Group PLC	1,085,478	11,942,238
Bunzl PLC	683,458	19,574,689
Compass Group PLC	1,270,417	20,335,454
Dechra Pharmaceuticals PLC	781,054	12,008,271
Diploma PLC	1,297,100	15,060,457
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Essentra PLC	1,023,936	$ 14,591,146
International Personal Finance PLC	2,818,303	17,560,799
ITV PLC	3,587,700	15,726,868
Land Securities Group PLC	4,463	90,466
Lloyds Banking Group PLC	22,595,000	29,423,405
London Stock Exchange Group PLC	405,300	16,525,978
Micro Focus International PLC	595,700	13,005,243
Prudential PLC	1,222,285	28,754,771
Rolls-Royce Group PLC	1,501,292	18,615,272
Schroders PLC	359,422	17,753,646
Senior Engineering Group PLC	3,385,600	15,390,813
Shawbrook Group Ltd.	2,032,800	10,602,904
St. James's Place Capital PLC	577,862	8,834,674
Standard Chartered PLC (United Kingdom)	2,442,139	37,382,538
Unite Group PLC	1,670,087	16,457,056
William Hill PLC	6,293,873	39,796,920
TOTAL UNITED KINGDOM		419,214,360
TOTAL COMMON STOCKS (Cost $1,355,979,449)		1,496,549,024
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Volkswagen AG (Cost $21,679,796)	97,800	19,591,374
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	43,956,339	$ 43,956,339
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,817,162	15,817,162
TOTAL MONEY MARKET FUNDS (Cost $59,773,501)		59,773,501
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,437,432,746)		1,575,913,899
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,106,596)
NET ASSETS - 100%		$ 1,568,807,303
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,497
Fidelity Securities Lending Cash Central Fund	840,273
Total	$ 893,770
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 245,488,137	$ 245,488,137	$ -	$ -
Consumer Staples	54,850,178	54,850,178	-	-
Financials	398,531,398	312,133,264	86,398,134	-
Health Care	317,324,162	218,940,867	98,383,295	-
Industrials	355,563,515	355,563,515	-	-
Information Technology	77,417,764	77,417,764	-	-
Materials	50,158,141	50,158,141	-	-
Utilities	16,807,103	16,807,103	-	-
Money Market Funds	59,773,501	59,773,501	-	-
Total Investments in Securities:	$ 1,575,913,899	$ 1,391,132,470	$ 184,781,429	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,440,018,312. Net unrealized appreciation aggregated $135,895,587, of which $190,695,179 related to appreciated investment securities and $54,799,592 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Equity Income Fund

July 31, 2015

1.938167.103

GED-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 0.5%
Telstra Corp. Ltd.	79,966	$ 379,348
Bailiwick of Jersey - 2.2%
Shire PLC	12,000	1,066,754
Wolseley PLC	8,691	577,637
TOTAL BAILIWICK OF JERSEY		1,644,391
Canada - 3.2%
Constellation Software, Inc.	900	400,174
Fairfax Financial Holdings Ltd. (sub. vtg.)	741	357,364
Potash Corp. of Saskatchewan, Inc.	17,200	467,925
PrairieSky Royalty Ltd.	5,200	106,755
Suncor Energy, Inc.	36,800	1,036,596
TOTAL CANADA		2,368,814
Cayman Islands - 0.7%
SITC International Holdings Co. Ltd.	863,000	494,269
Chile - 0.4%
Vina San Pedro SA	31,442,848	266,299
China - 0.0%
Kweichow Moutai Co. Ltd.	799	26,613
France - 2.6%
Cegedim SA (a)	6,000	263,514
Renault SA	5,000	460,057
Sanofi SA	11,233	1,210,817
TOTAL FRANCE		1,934,388
Germany - 0.9%
AURELIUS AG	8,199	396,200
Muenchener Rueckversicherungs AG	1,500	275,606
TOTAL GERMANY		671,806
Hong Kong - 1.9%
HKT Trust/HKT Ltd. unit	378,600	461,022
Techtronic Industries Co. Ltd.	266,500	940,208
TOTAL HONG KONG		1,401,230
Indonesia - 0.5%
PT Bank Central Asia Tbk	381,200	369,153
Ireland - 3.8%
Accenture PLC Class A	10,440	1,076,468
C&C Group PLC	785	3,059
Common Stocks - continued
	Shares	Value
Ireland - continued
Greencore Group PLC	111,886	$ 552,836
Medtronic PLC	14,700	1,152,333
TOTAL IRELAND		2,784,696
Isle of Man - 0.5%
Playtech Ltd.	26,662	377,437
Israel - 2.5%
Bezeq The Israel Telecommunication Corp. Ltd.	251,000	462,810
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,496	214,370
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,050	1,176,791
TOTAL ISRAEL		1,853,971
Italy - 0.1%
Astaldi SpA (e)	10,153	97,679
Japan - 11.3%
A/S One Corp.	8,200	270,610
Astellas Pharma, Inc.	54,800	825,526
Broadleaf Co. Ltd.	6,800	65,128
Daiichikosho Co. Ltd.	26,500	1,042,381
Daito Trust Construction Co. Ltd.	3,800	401,509
Fukuda Denshi Co. Ltd.	4,400	231,476
Hoya Corp.	22,600	956,992
Japan Tobacco, Inc.	22,200	862,224
KDDI Corp.	20,200	513,496
Leopalace21 Corp. (a)	34,700	189,830
NEC Corp.	126,000	402,598
Olympus Corp.	14,000	536,572
Shinsei Bank Ltd.	124,000	271,142
Sony Corp. (a)	21,500	609,448
Suzuki Motor Corp.	12,000	418,332
Tsuruha Holdings, Inc.	4,300	377,835
United Arrows Ltd.	10,700	427,361
TOTAL JAPAN		8,402,460
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	453	460,366
Luxembourg - 0.9%
Altice SA (a)	5,500	694,643
Netherlands - 0.8%
LyondellBasell Industries NV Class A	6,100	572,363
Common Stocks - continued
	Shares	Value
Singapore - 0.6%
United Overseas Bank Ltd.	26,919	$ 435,617
South Africa - 1.3%
Capitec Bank Holdings Ltd.	9,500	349,758
EOH Holdings Ltd.	17,400	237,048
Lewis Group Ltd.	74,300	338,014
TOTAL SOUTH AFRICA		924,820
Sweden - 1.6%
Intrum Justitia AB	11,400	387,852
Nordea Bank AB	33,800	421,190
Svenska Handelsbanken AB (A Shares)	26,940	412,215
TOTAL SWEDEN		1,221,257
Switzerland - 1.7%
Banque Cantonale Vaudoise (Bearer)	630	408,460
Sika AG (Bearer)	100	362,517
TE Connectivity Ltd.	7,900	481,268
TOTAL SWITZERLAND		1,252,245
Taiwan - 2.0%
ECLAT Textile Co. Ltd.	18,000	263,519
King's Town Bank	120,000	100,063
Taiwan Semiconductor Manufacturing Co. Ltd.	254,000	1,106,880
TOTAL TAIWAN		1,470,462
United Kingdom - 11.5%
British American Tobacco PLC (United Kingdom)	10,100	599,698
Hilton Food Group PLC	56,200	386,604
Imperial Tobacco Group PLC	16,255	854,192
ITV PLC	179,000	784,656
Lloyds Banking Group PLC	782,900	1,019,499
Micro Focus International PLC	49,100	1,071,945
Reckitt Benckiser Group PLC	5,202	498,862
St. James's Place Capital PLC	36,000	550,388
Standard Chartered PLC (United Kingdom)	16,229	248,422
Tesco PLC	91,535	307,827
Vodafone Group PLC	205,502	778,441
WH Smith PLC	36,252	895,051
William Hill PLC	86,985	550,017
TOTAL UNITED KINGDOM		8,545,602
United States of America - 41.7%
American Tower Corp.	6,460	614,411
Common Stocks - continued
	Shares	Value
United States of America - continued
Amgen, Inc.	4,920	$ 868,823
Apple, Inc.	18,450	2,237,984
Bank of America Corp.	47,280	845,366
BWX Technologies, Inc.	21,500	528,040
Capital One Financial Corp.	10,030	815,439
Chevron Corp.	13,365	1,182,535
Columbia Pipeline Group, Inc.	15,700	458,126
Comcast Corp. Class A	10,100	630,341
Community Trust Bancorp, Inc.	8,698	304,517
CVB Financial Corp.	26,810	474,805
CVS Health Corp.	12,200	1,372,134
Danaher Corp.	5,500	503,580
Deere & Co.	4,400	416,108
Diamond Hill Investment Group, Inc.	2,500	481,225
Dr. Pepper Snapple Group, Inc.	3,241	259,993
EMC Corp.	25,800	693,762
Exxon Mobil Corp.	14,630	1,158,842
FedEx Corp.	2,581	442,435
General Electric Co.	53,700	1,401,570
IBM Corp.	6,170	999,478
Johnson & Johnson	14,500	1,453,045
JPMorgan Chase & Co.	28,430	1,948,308
Lakeland Financial Corp.	8,488	361,080
McGraw Hill Financial, Inc.	5,740	584,045
Microsoft Corp.	20,464	955,669
Oracle Corp.	33,226	1,327,046
PepsiCo, Inc.	5,600	539,560
Procter & Gamble Co.	11,900	912,730
SunTrust Banks, Inc.	10,800	478,872
Target Corp.	12,000	982,200
The Blackstone Group LP	8,900	349,325
The Coca-Cola Co.	17,500	718,900
U.S. Bancorp	19,580	885,212
United Technologies Corp.	4,920	493,525
VF Corp.	5,820	448,664
Wells Fargo & Co.	22,157	1,282,226
Western Digital Corp.	6,500	559,390
TOTAL UNITED STATES OF AMERICA		30,969,311
TOTAL COMMON STOCKS (Cost $62,551,301)		69,619,240
Nonconvertible Bonds - 0.0%
		Principal Amount (d)	Value
Canada - 0.0%
Constellation Software, Inc. 8.5% 3/31/40 (f) (Cost $2,060)	CAD	2,400	$ 2,207
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	4,402,482	4,402,482
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	44,440	44,440
TOTAL MONEY MARKET FUNDS (Cost $4,446,922)		4,446,922
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $67,000,283)		74,068,369
NET OTHER ASSETS (LIABILITIES) - 0.2%		169,226
NET ASSETS - 100%		$ 74,237,595
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,884
Fidelity Securities Lending Cash Central Fund	12,221
Total	$ 16,105
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,484,892	$ 8,875,444	$ 609,448	$ -
Consumer Staples	8,753,736	7,347,349	1,406,387	-
Energy	3,942,854	3,942,854	-	-
Financials	15,631,247	14,611,748	1,019,499	-
Health Care	10,013,253	7,735,682	2,277,571	-
Industrials	5,342,695	5,342,695	-	-
Information Technology	12,452,641	11,345,761	1,106,880	-
Materials	1,402,805	1,402,805	-	-
Telecommunication Services	2,595,117	1,816,676	778,441	-
Corporate Bonds	2,207	-	2,207	-
Money Market Funds	4,446,922	4,446,922	-	-
Total Investments in Securities:	$ 74,068,369	$ 66,867,936	$ 7,200,433	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 204,082
Level 2 to Level 1	$ 5,230,454
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $67,060,435. Net unrealized appreciation aggregated $7,007,934, of which $9,029,111 related to appreciated investment securities and $2,021,177 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

July 31, 2015

1.804818.111

IVF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 2.7%
Amcor Ltd.	536,993	$ 5,656,142
CSL Ltd.	101,320	7,328,963
Ramsay Health Care Ltd.	116,799	5,709,828
realestate.com.au Ltd.	173,938	5,519,147
Sydney Airport unit	1,357,845	5,568,019
Transurban Group unit	785,279	5,722,777
TOTAL AUSTRALIA		35,504,876
Bailiwick of Jersey - 1.6%
Shire PLC	96,000	8,534,032
Wolseley PLC	102,350	6,802,572
WPP PLC	292,900	6,729,613
TOTAL BAILIWICK OF JERSEY		22,066,217
Bermuda - 0.8%
Invesco Ltd.	134,400	5,187,840
Signet Jewelers Ltd.	45,300	5,491,266
TOTAL BERMUDA		10,679,106
Brazil - 1.7%
BB Seguridade Participacoes SA	634,400	5,975,379
Cielo SA	426,160	5,442,830
Qualicorp SA	938,800	5,579,690
Weg SA	970,900	5,330,954
TOTAL BRAZIL		22,328,853
Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	127,800	5,703,778
Canadian National Railway Co.	143,400	8,945,985
Canadian Pacific Railway Ltd.	48,007	7,728,252
CI Financial Corp.	226,500	5,723,764
Constellation Software, Inc.	12,600	5,602,441
Valeant Pharmaceuticals International, Inc. (Canada) (a)	37,500	9,614,635
TOTAL CANADA		43,318,855
Cayman Islands - 1.7%
Alibaba Group Holding Ltd. sponsored ADR	68,630	5,376,474
Baidu.com, Inc. sponsored ADR (a)	31,400	5,421,524
Tencent Holdings Ltd.	671,700	12,514,201
TOTAL CAYMAN ISLANDS		23,312,199
Denmark - 1.4%
Coloplast A/S Series B	80,800	5,826,766
Novo Nordisk A/S Series B sponsored ADR	207,880	12,256,605
TOTAL DENMARK		18,083,371
Finland - 0.5%
Sampo Oyj (A Shares)	127,500	6,301,209

	Shares	Value
France - 7.2%
Air Liquide SA	57,621	$ 7,502,112
Bureau Veritas SA	232,990	5,443,874
Christian Dior SA	30,349	6,291,187
Dassault Systemes SA	70,500	5,324,629
Essilor International SA	49,634	6,355,929
Hermes International SCA	14,710	5,726,231
Ingenico SA	42,794	5,609,272
Ipsen SA	82,700	5,315,095
Korian (d)	153,531	5,474,943
L'Oreal SA	43,200	8,082,154
Natixis SA	786,300	5,778,040
Orpea	73,700	5,565,505
Publicis Groupe SA	79,337	6,006,870
Safran SA	95,330	7,209,378
Sodexo SA	58,700	5,470,693
Zodiac Aerospace	193,080	5,757,161
TOTAL FRANCE		96,913,073
Germany - 5.0%
Bayer AG	96,030	14,163,943
Continental AG	28,800	6,438,205
CTS Eventim AG	140,927	5,311,038
Fresenius SE & Co. KGaA	84,100	5,803,156
Gerresheimer AG	75,500	5,548,035
Henkel AG & Co. KGaA	69,989	7,066,238
KUKA AG (d)	63,200	5,418,098
ProSiebenSat.1 Media AG	107,760	5,509,072
Symrise AG	84,100	5,590,722
Wirecard AG	144,211	5,717,508
TOTAL GERMANY		66,566,015
Hong Kong - 1.2%
AIA Group Ltd.	1,703,600	11,097,584
Techtronic Industries Co. Ltd.	1,580,500	5,575,981
TOTAL HONG KONG		16,673,565
India - 3.4%
Adani Ports & Special Economic Zone	1,090,983	5,541,170
Amara Raja Batteries Ltd. (a)	392,705	5,415,419
Asian Paints India Ltd.	433,214	5,976,748
Axis Bank Ltd. (a)	619,243	5,550,021
HDFC Bank Ltd. (a)	256,364	5,185,926
Housing Development Finance Corp. Ltd.	337,579	7,071,474
Tata Consultancy Services Ltd.	152,801	5,995,560
Titan Co. Ltd. (a)	1,006,241	5,163,329
TOTAL INDIA		45,899,647
Indonesia - 0.4%
PT Bank Central Asia Tbk	6,077,600	5,885,534
Ireland - 3.3%
Accenture PLC Class A	54,300	5,598,873
Allergan PLC (a)	17,065	5,651,075
Endo Health Solutions, Inc. (a)	64,500	5,646,330
Common Stocks - continued
	Shares	Value
Ireland - continued
Fleetmatics Group PLC (a)	114,100	$ 5,461,967
Kerry Group PLC Class A	72,100	5,475,562
Kingspan Group PLC (Ireland)	213,669	5,389,012
Medtronic PLC	71,200	5,581,368
Perrigo Co. PLC	28,378	5,454,252
TOTAL IRELAND		44,258,439
Isle of Man - 0.4%
Playtech Ltd.	397,295	5,624,250
Israel - 1.6%
Check Point Software Technologies Ltd. (a)	66,100	5,338,897
Frutarom Industries Ltd.	131,200	5,528,896
Taro Pharmaceutical Industries Ltd. (a)	1,900	265,179
Teva Pharmaceutical Industries Ltd. sponsored ADR	141,830	9,789,107
TOTAL ISRAEL		20,922,079
Italy - 2.0%
Anima Holding SpA	458,010	4,703,139
Azimut Holding SpA	227,300	5,681,629
Luxottica Group SpA	78,100	5,663,562
Mediolanum SpA	675,600	5,405,308
Recordati SpA	212,000	5,282,890
TOTAL ITALY		26,736,528
Japan - 8.4%
Astellas Pharma, Inc.	539,000	8,119,684
Dentsu, Inc.	102,600	5,819,809
East Japan Railway Co.	21,000	2,075,685
Fanuc Corp.	47,330	7,897,562
Hoya Corp.	144,700	6,127,289
Kansai Paint Co. Ltd.	357,000	5,815,815
Keyence Corp.	14,420	7,271,957
M3, Inc.	250,400	5,905,670
Misumi Group, Inc.	451,800	5,588,489
Nidec Corp.	74,700	6,678,652
Nippon Paint Holdings Co. Ltd.	195,800	5,616,404
OBIC Co. Ltd.	116,000	5,512,890
Olympus Corp.	150,500	5,768,145
OMRON Corp.	133,230	5,229,870
Rakuten, Inc.	360,400	5,802,866
SHIMANO, Inc.	40,220	5,585,074
SK Kaken Co. Ltd.	53,140	5,574,051
SMC Corp.	25,300	6,422,221
Unicharm Corp.	226,000	5,435,051
TOTAL JAPAN		112,247,184
Luxembourg - 0.8%
Eurofins Scientific SA	17,100	5,616,181
Grand City Properties SA	309,269	5,351,260
TOTAL LUXEMBOURG		10,967,441

	Shares	Value
Mexico - 2.1%
Grupo Aeroportuario del Pacifico SA de CV Series B	724,900	$ 5,722,267
Grupo Aeroportuario del Sureste SA de CV Series B	363,540	5,440,521
Grupo Aeroportuario Norte S.A.B. de CV	1,026,600	5,710,094
Grupo Televisa SA de CV (CPO) sponsored ADR	175,000	6,100,500
Megacable Holdings S.A.B. de CV unit	1,256,900	5,108,728
TOTAL MEXICO		28,082,110
Netherlands - 1.4%
IMCD Group BV	147,466	5,417,379
LyondellBasell Industries NV Class A	58,300	5,470,289
RELX NV	467,230	7,784,263
TOTAL NETHERLANDS		18,671,931
Norway - 0.4%
Schibsted ASA (A Shares)	163,190	5,689,759
Philippines - 2.0%
Ayala Corp.	329,410	5,625,392
GT Capital Holdings, Inc.	173,315	5,312,337
International Container Terminal Services, Inc.	2,142,690	5,155,591
SM Investments Corp.	287,283	5,616,721
SM Prime Holdings, Inc.	12,171,000	5,715,773
TOTAL PHILIPPINES		27,425,814
South Africa - 1.9%
Aspen Pharmacare Holdings Ltd.	180,600	5,296,829
Discovery Ltd.	500,000	5,369,459
FirstRand Ltd.	1,276,200	5,522,356
Naspers Ltd. Class N	69,317	9,698,709
TOTAL SOUTH AFRICA		25,887,353
Spain - 1.4%
Aena SA	51,900	5,722,717
Amadeus IT Holding SA Class A	155,000	6,759,784
Grifols SA ADR	175,260	5,687,187
TOTAL SPAIN		18,169,688
Sweden - 1.0%
ASSA ABLOY AB (B Shares)	330,162	6,701,407
Hexagon AB (B Shares)	181,500	5,867,836
HEXPOL AB (B Shares)	122,659	1,315,917
TOTAL SWEDEN		13,885,160
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	92,380	7,973,641
Geberit AG (Reg.)	17,790	6,158,289
Givaudan SA	3,200	5,960,882
Novartis AG sponsored ADR	212,460	22,042,724
Partners Group Holding AG	17,290	5,788,384
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG (participation certificate)	35,313	$ 5,689,987
SGS SA (Reg.)	3,060	5,842,595
Sika AG (Bearer)	1,630	5,909,024
TE Connectivity Ltd.	11,996	730,796
TOTAL SWITZERLAND		66,096,322
Taiwan - 1.5%
Largan Precision Co. Ltd.	62,000	6,276,374
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	606,900	13,418,559
TOTAL TAIWAN		19,694,933
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	711,400	5,945,185
Turkey - 0.4%
TAV Havalimanlari Holding A/S	757,000	5,764,029
United Arab Emirates - 0.8%
DP World Ltd.	234,499	5,334,852
First Gulf Bank PJSC	1,317,478	5,560,114
TOTAL UNITED ARAB EMIRATES		10,894,966
United Kingdom - 15.5%
AA PLC (a)	957,000	5,454,922
Aon PLC	52,530	5,293,448
ARM Holdings PLC	442,600	6,944,007
Ashtead Group PLC	434,360	6,657,694
Auto Trader Group PLC	1,061,200	5,622,958
BCA Marketplace PLC	2,101,812	5,678,370
Berkeley Group Holdings PLC	104,200	5,482,169
Bunzl PLC	206,842	5,924,092
Burberry Group PLC	234,400	5,889,757
Capita Group PLC	294,500	5,997,173
Close Brothers Group PLC	231,769	5,259,018
Compass Group PLC	460,476	7,370,799
Dignity PLC	140,612	5,373,287
Diploma PLC	467,459	5,427,605
Essentra PLC	421,400	6,004,974
Halma PLC	459,700	5,434,431
Hargreaves Lansdown PLC	306,700	5,737,917
Howden Joinery Group PLC	731,190	5,659,072
InterContinental Hotel Group PLC	150,800	6,333,940
Intertek Group PLC	144,650	5,527,594
ITV PLC	1,418,046	6,216,078
JUST EAT Ltd. (a)	803,381	5,470,056
London Stock Exchange Group PLC	144,454	5,890,066
Moneysupermarket.com Group PLC	1,205,900	5,523,407
Persimmon PLC	184,800	5,907,497
Prudential PLC	409,099	9,624,227
Reckitt Benckiser Group PLC	86,950	8,338,344

	Shares	Value
Rightmove PLC	95,554	$ 5,437,646
Schroders PLC	112,700	5,566,815
Sophos Group PLC (a)	1,287,130	5,025,116
Spire Healthcare Group PLC	906,119	5,470,547
St. James's Place Capital PLC	355,076	5,428,598
Standard Life PLC	801,048	5,684,347
The Restaurant Group PLC	528,585	5,567,760
Whitbread PLC	78,448	6,358,182
TOTAL UNITED KINGDOM		208,581,913
United States of America - 17.5%
A.O. Smith Corp.	76,230	5,474,839
Adobe Systems, Inc. (a)	66,200	5,427,738
AmerisourceBergen Corp.	51,200	5,414,400
Amphenol Corp. Class A	98,092	5,533,370
Apple, Inc.	45,200	5,482,760
AutoZone, Inc. (a)	7,810	5,474,341
Cerner Corp. (a)	76,830	5,510,248
Cognizant Technology Solutions Corp. Class A (a)	87,300	5,508,630
Domino's Pizza, Inc.	47,630	5,422,199
Ecolab, Inc.	47,260	5,473,181
Fidelity National Information Services, Inc.	86,000	5,626,980
Fiserv, Inc. (a)	63,985	5,557,737
FleetCor Technologies, Inc. (a)	36,790	5,695,828
Gartner, Inc. Class A (a)	60,700	5,376,199
Google, Inc. Class C	8,760	5,480,344
GrubHub, Inc. (a)	170,900	5,419,239
Henry Schein, Inc. (a)	37,400	5,534,452
Hexcel Corp.	106,100	5,505,529
Home Depot, Inc.	45,600	5,336,568
International Flavors & Fragrances, Inc.	48,500	5,606,115
L Brands, Inc.	64,600	5,214,512
Lowe's Companies, Inc.	80,000	5,548,800
MasterCard, Inc. Class A	57,230	5,574,202
McGraw Hill Financial, Inc.	52,015	5,292,526
McKesson Corp.	23,500	5,183,395
Mettler-Toledo International, Inc. (a)	15,400	5,199,040
Middleby Corp. (a)	45,200	5,546,040
Moody's Corp.	49,270	5,440,886
NIKE, Inc. Class B	46,670	5,377,317
Pool Corp.	77,350	5,446,987
PPG Industries, Inc.	51,246	5,554,041
Priceline Group, Inc. (a)	4,576	5,690,576
ServiceMaster Global Holdings, Inc. (a)	142,400	5,515,152
Sherwin-Williams Co.	20,050	5,569,088
Starbucks Corp.	89,900	5,207,907
Stericycle, Inc. (a)	38,970	5,493,601
The Walt Disney Co.	44,667	5,360,040
Time Warner, Inc.	61,500	5,414,460
TransDigm Group, Inc. (a)	24,110	5,456,093
Union Pacific Corp.	58,300	5,689,497
UnitedHealth Group, Inc.	43,600	5,293,040
Common Stocks - continued
	Shares	Value
United States of America - continued
Valspar Corp.	67,230	$ 5,598,914
Visa, Inc. Class A	72,268	5,444,671
TOTAL UNITED STATES OF AMERICA		234,971,482
TOTAL COMMON STOCKS (Cost $1,146,735,313)		1,324,049,086
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $2,475,425)	25,744	5,545,817
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.17% (b)	7,443,201	7,443,201
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	820,761	820,761
TOTAL MONEY MARKET FUNDS (Cost $8,263,962)		8,263,962
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,157,474,700)		1,337,858,865
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,953,151
NET ASSETS - 100%		$ 1,343,812,016
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,867
Fidelity Securities Lending Cash Central Fund	153,854
Total	$ 166,721
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 270,742,959	$ 238,878,874	$ 31,864,085	$ -
Consumer Staples	40,101,127	31,762,783	8,338,344	-
Financials	183,009,770	168,199,617	14,810,153	-
Health Care	248,461,974	239,927,942	8,534,032	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 257,311,593	$ 250,632,941	$ 6,678,652	$ -
Information Technology	230,244,165	210,785,957	19,458,208	-
Materials	99,723,315	99,723,315	-	-
Money Market Funds	8,263,962	8,263,962	-	-
Total Investments in Securities:	$ 1,337,858,865	$ 1,248,175,391	$ 89,683,474	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 14,453,997
Level 2 to Level 1	$ 134,375,899
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,160,471,630. Net unrealized appreciation aggregated $177,387,235, of which $199,410,243 related to appreciated investment securities and $22,023,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2015

1.804854.111

JPN-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 3.3%
Bridgestone Corp.	236,400	$ 8,923,058
NGK Spark Plug Co. Ltd.	181,300	4,805,507
Sumitomo Electric Industries Ltd.	351,900	5,251,455
		18,980,020
Automobiles - 9.4%
Honda Motor Co. Ltd.	495,700	16,654,285
Isuzu Motors Ltd.	306,800	4,252,894
Mazda Motor Corp.	276,900	5,441,481
Suzuki Motor Corp.	314,900	10,977,734
Toyota Motor Corp.	257,000	17,113,575
		54,439,969
Hotels, Restaurants & Leisure - 0.6%
Skylark Co. Ltd.	250,300	3,623,175
Household Durables - 3.6%
Casio Computer Co. Ltd. (d)	205,400	4,098,553
Iida Group Holdings Co. Ltd.	122,600	2,152,561
Nihon House Holdings Co. Ltd. (d)	413,800	1,939,870
Rinnai Corp.	49,700	3,516,916
Sony Corp. (a)	333,800	9,462,036
		21,169,936
Internet & Catalog Retail - 0.5%
Rakuten, Inc.	177,700	2,861,180
Leisure Products - 0.2%
Sega Sammy Holdings, Inc.	83,300	1,041,124
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	55,000	2,347,602
Specialty Retail - 0.8%
United Arrows Ltd.	119,700	4,780,853
TOTAL CONSUMER DISCRETIONARY		109,243,859
CONSUMER STAPLES - 7.0%
Beverages - 2.0%
Asahi Group Holdings	193,100	6,476,917
Coca-Cola Central Japan Co. Ltd.	262,300	4,831,814
		11,308,731
Food & Staples Retailing - 3.2%
Seven & i Holdings Co. Ltd.	208,600	9,634,295
Sundrug Co. Ltd.	56,600	3,301,876
Tsuruha Holdings, Inc.	24,800	2,179,142
Welcia Holdings Co. Ltd.	72,700	3,719,030
		18,834,343
Tobacco - 1.8%
Japan Tobacco, Inc.	276,100	10,723,422
TOTAL CONSUMER STAPLES		40,866,496

	Shares	Value
FINANCIALS - 19.6%
Banks - 7.0%
Mitsubishi UFJ Financial Group, Inc.	3,241,400	$ 23,587,954
Shinsei Bank Ltd.	3,139,000	6,863,832
Sumitomo Mitsui Financial Group, Inc.	232,500	10,484,361
		40,936,147
Capital Markets - 0.7%
Monex Group, Inc.	1,462,000	3,963,626
Consumer Finance - 0.8%
ACOM Co. Ltd. (a)(d)	980,400	4,659,342
Diversified Financial Services - 4.1%
Japan Exchange Group, Inc.	218,100	7,602,308
ORIX Corp.	1,074,600	16,066,759
		23,669,067
Insurance - 2.2%
Tokio Marine Holdings, Inc.	310,700	12,948,445
Real Estate Investment Trusts - 1.2%
Invincible Investment Corp. (d)	2,648	1,410,159
Nippon Prologis REIT, Inc.	775	1,528,926
Parkway Life REIT	1,347,000	2,385,982
Sekisui House (REIT), Inc. (d)	1,502	1,570,656
		6,895,723
Real Estate Management & Development - 3.6%
AEON MALL Co. Ltd.	282,700	5,312,529
Mitsui Fudosan Co. Ltd.	542,000	15,431,049
		20,743,578
TOTAL FINANCIALS		113,815,928
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 4.8%
Hoya Corp.	430,200	18,216,723
Olympus Corp.	259,400	9,941,905
		28,158,628
Health Care Providers & Services - 3.4%
Message Co. Ltd. (d)	243,700	7,187,021
Miraca Holdings, Inc.	104,100	4,796,151
Ship Healthcare Holdings, Inc.	357,400	7,581,431
		19,564,603
Pharmaceuticals - 4.8%
Astellas Pharma, Inc.	1,852,400	27,905,199
TOTAL HEALTH CARE		75,628,430
INDUSTRIALS - 14.2%
Airlines - 0.8%
Japan Airlines Co. Ltd.	120,600	4,554,065
Building Products - 1.1%
Daikin Industries Ltd.	63,400	4,102,699
LIXIL Group Corp.	107,700	2,162,951
		6,265,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	508,800	$ 5,993,852
Electrical Equipment - 2.7%
Mitsubishi Electric Corp.	641,000	6,896,950
Nidec Corp.	99,000	8,851,226
		15,748,176
Industrial Conglomerates - 0.7%
Toshiba Corp.	1,445,000	4,430,548
Machinery - 2.7%
Ishikawajima-Harima Heavy Industries Co. Ltd.	849,000	3,377,230
Kubota Corp.	334,000	5,722,750
Makita Corp.	117,000	6,466,696
		15,566,676
Professional Services - 0.4%
Funai Soken Holdings, Inc.	145,800	2,124,620
Road & Rail - 4.1%
East Japan Railway Co.	240,300	23,751,765
Trading Companies & Distributors - 0.7%
Misumi Group, Inc.	349,200	4,319,390
TOTAL INDUSTRIALS		82,754,742
INFORMATION TECHNOLOGY - 12.9%
Electronic Equipment & Components - 7.0%
Azbil Corp.	207,200	4,928,596
Hitachi Ltd.	2,431,000	15,778,403
OMRON Corp.	115,200	4,522,112
Shimadzu Corp.	792,000	11,809,545
TDK Corp.	54,800	3,842,434
		40,881,090
Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. sponsored ADR	28,700	2,248,358
DeNA Co. Ltd.	221,400	4,403,526
Kakaku.com, Inc. (d)	500,500	7,967,777
NAVER Corp.	8,563	3,840,734
		18,460,395
Semiconductors & Semiconductor Equipment - 1.4%
Sanken Electric Co. Ltd.	750,000	4,175,576
Sumco Corp.	397,500	3,977,085
		8,152,661
Technology Hardware, Storage & Peripherals - 1.3%
NEC Corp.	1,043,000	3,332,618
Samsung Electronics Co. Ltd.	4,206	4,274,390
		7,607,008
TOTAL INFORMATION TECHNOLOGY		75,101,154

	Shares	Value
MATERIALS - 4.8%
Chemicals - 4.5%
Daicel Chemical Industries Ltd.	261,500	$ 3,548,981
Hitachi Chemical Co. Ltd.	155,500	2,754,044
JSR Corp.	289,800	4,826,298
Kansai Paint Co. Ltd.	192,000	3,127,833
Shin-Etsu Chemical Co. Ltd.	132,600	7,935,565
Toray Industries, Inc.	508,000	4,047,276
		26,239,997
Metals & Mining - 0.3%
Kobe Steel Ltd.	369,000	571,655
Yamato Kogyo Co. Ltd.	58,400	1,372,177
		1,943,832
TOTAL MATERIALS		28,183,829
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 1.1%
Nippon Telegraph & Telephone Corp.	162,200	6,246,766
Wireless Telecommunication Services - 5.7%
KDDI Corp.	738,000	18,760,391
SoftBank Corp.	261,100	14,432,079
		33,192,470
TOTAL TELECOMMUNICATION SERVICES		39,439,236
TOTAL COMMON STOCKS (Cost $532,198,331)		565,033,674
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.17% (b)	18,685,787	18,685,787
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	17,182,439	17,182,439
TOTAL MONEY MARKET FUNDS (Cost $35,868,226)		35,868,226
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $568,066,557)		600,901,900
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(19,290,885)
NET ASSETS - 100%		$ 581,611,015
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,941
Fidelity Securities Lending Cash Central Fund	52,684
Total	$ 69,625
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,243,859	$ 66,013,963	$ 43,229,896	$ -
Consumer Staples	40,866,496	40,866,496	-	-
Financials	113,815,928	79,743,613	34,072,315	-
Health Care	75,628,430	75,628,430	-	-
Industrials	82,754,742	73,903,516	8,851,226	-
Information Technology	75,101,154	75,101,154	-	-
Materials	28,183,829	28,183,829	-	-
Telecommunication Services	39,439,236	18,760,391	20,678,845	-
Money Market Funds	35,868,226	35,868,226	-	-
Total Investments in Securities:	$ 600,901,900	$ 494,069,618	$ 106,832,282	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 344,086,620
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $571,838,067. Net unrealized appreciation aggregated $29,063,833, of which $64,078,973 related to appreciated investment securities and $35,015,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2015

1.804823.111

JSC-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 2.5%
Bridgestone Corp.	138,100	$ 5,212,666
Hi-Lex Corp.	37,100	1,191,415
Kinugawa Rubber Industrial Co. Ltd.	1,271,000	7,004,422
		13,408,503
Distributors - 1.9%
Central Automotive Products Ltd.	659,000	4,860,015
Chori Co. Ltd.	336,100	5,190,587
		10,050,602
Diversified Consumer Services - 1.4%
Asante, Inc.	474,200	7,407,522
Hotels, Restaurants & Leisure - 2.2%
Koshidaka Holdings Co. Ltd.	280,600	6,305,491
St. Marc Holdings Co. Ltd.	146,800	5,117,005
		11,422,496
Household Durables - 1.8%
Hoosiers Holdings Co. Ltd.	654,700	2,636,021
Nihon House Holdings Co. Ltd.	1,464,100	6,863,615
		9,499,636
Media - 2.8%
Daiichikosho Co. Ltd.	260,900	10,262,533
Proto Corp.	298,400	4,670,965
		14,933,498
Specialty Retail - 6.3%
Arc Land Sakamoto Co. Ltd.	252,800	6,129,536
Asahi Co. Ltd. (d)	644,500	7,722,455
Fuji Corp.	224,200	3,894,805
Nitori Holdings Co. Ltd.	88,300	7,929,794
VT Holdings Co. Ltd.	1,216,600	7,548,839
		33,225,429
Textiles, Apparel & Luxury Goods - 0.6%
Hagihara Industries, Inc.	180,400	2,960,694
TOTAL CONSUMER DISCRETIONARY		102,908,380
CONSUMER STAPLES - 9.4%
Food & Staples Retailing - 4.8%
Kato Sangyo	242,200	5,589,156
Mitsubishi Shokuhin Co. Ltd.	265,000	5,884,375
San-A Co. Ltd.	152,200	7,896,446
Sogo Medical Co. Ltd.	184,300	6,305,176
		25,675,153
Food Products - 3.8%
Kotobuki Spirits Co. Ltd.	228,000	6,917,174
Rokko Butter Co. Ltd.	229,100	3,242,356
S Foods, Inc.	235,200	4,761,502
Toyo Suisan Kaisha Ltd.	131,100	4,961,141
		19,882,173

	Shares	Value
Tobacco - 0.8%
Japan Tobacco, Inc.	104,900	$ 4,074,201
TOTAL CONSUMER STAPLES		49,631,527
ENERGY - 1.8%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	596,600	4,924,531
Oil, Gas & Consumable Fuels - 0.9%
San-Ai Oil Co. Ltd.	671,000	4,683,221
TOTAL ENERGY		9,607,752
FINANCIALS - 11.2%
Banks - 3.9%
Fukuoka Financial Group, Inc.	1,135,000	5,842,821
Shinsei Bank Ltd.	4,262,000	9,319,417
Sumitomo Mitsui Financial Group, Inc.	119,400	5,384,226
		20,546,464
Consumer Finance - 1.1%
ACOM Co. Ltd. (a)(d)	1,234,700	5,867,901
Diversified Financial Services - 2.4%
Fuyo General Lease Co. Ltd.	154,100	6,465,647
ORIX Corp.	426,300	6,373,776
		12,839,423
Insurance - 1.4%
Tokio Marine Holdings, Inc.	178,200	7,426,498
Real Estate Management & Development - 2.4%
Daito Trust Construction Co. Ltd.	66,000	6,973,575
Leopalace21 Corp. (a)	1,007,700	5,512,733
		12,486,308
TOTAL FINANCIALS		59,166,594
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 3.1%
Fukuda Denshi Co. Ltd.	102,900	5,413,386
Medikit Co. Ltd.	181,200	5,716,642
Paramount Bed Holdings Co. Ltd.	167,900	5,019,321
		16,149,349
Health Care Providers & Services - 2.5%
A/S One Corp.	183,600	6,059,015
Miraca Holdings, Inc.	155,100	7,145,851
		13,204,866
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	380,200	5,727,465
TOTAL HEALTH CARE		35,081,680
INDUSTRIALS - 22.6%
Building Products - 3.0%
Bunka Shutter Co. Ltd.	592,100	4,744,062
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Sekisui Jushi Corp.	454,500	$ 6,171,973
Sinko Industries Ltd.	491,300	5,046,394
		15,962,429
Commercial Services & Supplies - 2.2%
Aeon Delight Co. Ltd.	222,800	7,244,798
Asia Securities Printing Co. Ltd.	657,100	4,501,375
		11,746,173
Construction & Engineering - 2.2%
Hokuriku Electrical Construction Co. Ltd.	537,000	5,693,452
Toshiba Plant Systems & Services Corp.	490,700	5,780,627
		11,474,079
Electrical Equipment - 1.0%
Aichi Electric Co. Ltd.	648,000	2,263,961
Denyo Co. Ltd.	212,000	3,195,352
		5,459,313
Machinery - 3.6%
Daiwa Industries Ltd.	526,300	3,465,210
Hitachi Zosen Fukui Corp.	198,000	2,169,557
Kato Works Co. Ltd.	723,000	4,241,102
Kokusai Co. Ltd. (d)	224,100	3,281,894
Oiles Corp.	344,280	5,580,817
		18,738,580
Professional Services - 4.2%
Eri Holdings Co. Ltd. (e)	401,100	2,932,155
Funai Soken Holdings, Inc.	270,500	3,941,768
Meitec Corp.	71,900	2,842,700
Weathernews, Inc.	197,700	6,771,586
Yamada Consulting Group Co. Ltd.	170,800	5,388,534
		21,876,743
Trading Companies & Distributors - 5.2%
Daiichi Jitsugyo Co. Ltd.	654,000	3,646,379
Inaba Denki Sangyo Co. Ltd.	54,700	1,864,748
JK Holdings Co. Ltd.	526,600	2,566,397
Maruka Machinery Co. Ltd.	188,200	3,182,856
Mitani Shoji Co. Ltd.	259,400	6,791,891
Yamazen Co. Ltd.	701,200	5,906,748
Yuasa Trading Co. Ltd.	144,000	3,396,232
		27,355,251
Transportation Infrastructure - 1.2%
Kamigumi Co. Ltd.	681,000	6,412,450
TOTAL INDUSTRIALS		119,025,018

	Shares	Value
INFORMATION TECHNOLOGY - 11.9%
Electronic Equipment & Components - 5.6%
Amano Corp.	580,600	$ 8,090,501
Japan Aviation Electronics Industry Ltd.	241,000	5,372,841
Macnica Fuji Electronics Holdings, Inc.	450,300	5,577,202
OMRON Corp.	130,000	5,103,078
Siix Corp. (d)	210,000	5,108,726
		29,252,348
IT Services - 1.7%
CAC Corp.	387,200	3,367,907
TKC Corp.	197,500	5,689,071
		9,056,978
Software - 2.7%
Broadleaf Co. Ltd.	321,500	3,079,199
Oracle Corp. Japan	83,900	3,533,772
SRA Holdings, Inc.	378,200	7,299,426
		13,912,397
Technology Hardware, Storage & Peripherals - 1.9%
Elecom Co. Ltd.	289,400	6,598,979
Hitachi Maxell Ltd.	217,200	3,592,690
		10,191,669
TOTAL INFORMATION TECHNOLOGY		62,413,392
MATERIALS - 8.4%
Chemicals - 8.4%
C. Uyemura & Co. Ltd.	109,300	5,811,813
JSR Corp.	446,900	7,442,624
Kuraray Co. Ltd.	600,400	7,082,622
Lintec Corp.	348,100	7,516,163
Sakata INX Corp.	624,800	4,940,525
SK Kaken Co. Ltd.	64,000	6,713,196
Tokyo Ohka Kogyo Co. Ltd.	176,800	4,843,152
		44,350,095
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
KDDI Corp.	234,000	5,948,417
UTILITIES - 3.7%
Electric Utilities - 2.0%
Hokuriku Electric Power Co., Inc.	319,900	4,922,333
The Okinawa Electric Power Co., Inc.	222,350	5,561,665
		10,483,998
Gas Utilities - 1.7%
Tokyo Gas Co. Ltd.	1,648,000	8,903,867
TOTAL UTILITIES		19,387,865
TOTAL COMMON STOCKS (Cost $446,980,999)		507,520,720
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	21,483,279	$ 21,483,279
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	9,482,383	9,482,383
TOTAL MONEY MARKET FUNDS (Cost $30,965,662)		30,965,662
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $477,946,661)	538,486,382
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(11,565,673)
NET ASSETS - 100%	$ 526,920,709
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,976
Fidelity Securities Lending Cash Central Fund	23,155
Total	$ 42,131
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eri Holdings Co. Ltd.	$ 4,702,074	$ -	$ 387,100	$ 101,535	$ 2,932,155
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,908,380	$ 102,908,380	$ -	$ -
Consumer Staples	49,631,527	49,631,527	-	-
Energy	9,607,752	9,607,752	-	-
Financials	59,166,594	53,782,368	5,384,226	-
Health Care	35,081,680	35,081,680	-	-
Industrials	119,025,018	119,025,018	-	-
Information Technology	62,413,392	62,413,392	-	-
Materials	44,350,095	44,350,095	-	-
Telecommunication Services	5,948,417	5,948,417	-	-
Utilities	19,387,865	19,387,865	-	-
Money Market Funds	30,965,662	30,965,662	-	-
Total Investments in Securities:	$ 538,486,382	$ 533,102,156	$ 5,384,226	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 315,347,453
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $481,232,483. Net unrealized appreciation aggregated $57,253,899, of which $72,049,927 related to appreciated investment securities and $14,796,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2015

1.804841.111

LAF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 74.6%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	35,100	$ 1,499,121
Belgium - 0.8%
Euronav NV	212,800	3,248,536
Euronav NV	80,600	1,223,508
TOTAL BELGIUM		4,472,044
Brazil - 20.4%
Banco Bradesco SA	355,880	2,874,937
BB Seguridade Participacoes SA	1,387,000	13,064,078
Brasil Brokers Participacoes SA	2,701,800	1,641,304
Brasil Foods SA	118,600	2,489,459
CCR SA	2,052,300	9,122,799
Cielo SA	1,027,440	13,122,257
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,700,000	8,673,900
Cyrela Brazil Realty SA	287,300	780,353
Equatorial Energia SA (a)	330,900	3,382,497
Fibria Celulose SA	370,400	4,926,478
Hypermarcas SA (a)	1,021,400	6,043,769
Industrias Romi SA	3,235,900	2,391,047
Itausa-Investimentos Itau SA	7	17
M. Dias Branco SA	373,600	8,434,492
MAHLE Metal Leve SA	377,200	2,274,911
Multiplus SA	849,100	10,229,523
Ouro Fino Saude Animal LTDA	119,500	1,116,839
Petroleo Brasileiro SA - Petrobras (ON) (a)	3,237,328	10,948,833
Porto Seguro SA	365,400	4,154,565
QGEP Participacoes SA (a)	2,336,700	4,340,429
Souza Cruz SA	453,000	3,213,648
Tegma Gestao Logistica SA (a)	270,300	733,389
TIM Participacoes SA	1,460,295	4,004,781
Vale SA	633,600	3,306,833
TOTAL BRAZIL		121,271,138
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc. Class A (d)	161,700	687,225
Canada - 0.3%
Tahoe Resources, Inc.	238,734	1,942,218
Chile - 11.1%
Aguas Andinas SA	9,955,798	5,258,764
Banco de Chile	69,236,003	7,419,610
Banmedica SA	1,400,405	2,637,963
Colbun SA	19,628,628	5,188,107
Compania Cervecerias Unidas SA	1,018,621	10,728,608
CorpBanca SA	630,371,201	6,357,942
Empresa Nacional de Telecomunicaciones SA (ENTEL)	678,307	6,984,188
Forus SA	705,249	2,059,679
Inversiones La Construccion SA	894,265	9,749,107
S.A.C.I. Falabella	576,071	3,746,683

	Shares	Value
Sociedad Matriz SAAM SA	60,278,930	$ 4,469,510
Vina San Pedro SA	167,922,928	1,422,189
TOTAL CHILE		66,022,350
Colombia - 4.9%
Bolsa de Valores de Colombia	458,457,247	2,562,903
Cemex Latam Holdings SA (a)	852,530	3,741,659
Empresa de Telecomunicaciones de Bogota	24,891,497	4,857,299
Grupo de Inversiones Suramerica SA	953,406	12,248,619
Inversiones Argos SA	924,188	5,583,636
TOTAL COLOMBIA		28,994,116
Mexico - 31.2%
America Movil S.A.B. de CV:
Series L	7,165,300	6,968,518
Series L sponsored ADR	1,727,573	33,480,365
Consorcio ARA S.A.B. de CV (a)	23,988,705	9,692,256
Controladora Commercial Mexicana S.A.B. de CV unit	1,130,400	3,312,098
Fomento Economico Mexicano S.A.B. de CV:
unit	95,200	863,225
sponsored ADR	311,305	28,216,685
Gruma S.A.B. de CV Series B	358,009	4,690,723
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	340,226
sponsored ADR	99,400	7,840,672
Grupo Aeroportuario del Sureste SA de CV Series B	254,820	3,813,483
Grupo Carso SA de CV Series A1	1,272,600	5,777,545
Grupo Financiero Inbursa S.A.B. de CV Series O	7,110,519	16,142,919
Grupo Financiero Santander Mexico S.A.B. de CV	3,957,555	7,037,018
Grupo Televisa SA de CV	199,400	1,391,252
Grupo Televisa SA de CV (CPO) sponsored ADR	311,800	10,869,348
Industrias Penoles SA de CV	316,078	4,797,716
Medica Sur SA de CV	1,038,334	3,467,021
Megacable Holdings S.A.B. de CV unit	1,954,829	7,945,493
Qualitas Controladora S.A.B. de CV (a)	2,877,400	4,903,858
Unifin Financiera SAPI de CV (a)	949,500	2,145,620
Wal-Mart de Mexico SA de CV Series V	8,789,748	21,351,791
TOTAL MEXICO		185,047,832
Panama - 1.4%
Banco Latinoamericano de Comercio Exterior SA Series E	303,070	8,340,486
Common Stocks - continued
	Shares	Value
Peru - 2.7%
Alicorp SA Class C (a)	4,973,812	$ 8,273,816
Compania de Minas Buenaventura SA sponsored ADR	1,073,736	7,645,000
TOTAL PERU		15,918,816
Spain - 0.7%
Prosegur Compania de Seguridad SA (Reg.)	789,254	4,177,967
United Kingdom - 0.4%
HSBC Holdings PLC (United Kingdom)	261,900	2,365,599
United States of America - 0.4%
First Cash Financial Services, Inc. (a)	52,766	2,145,993
TOTAL COMMON STOCKS (Cost $465,730,382)		442,884,905
Nonconvertible Preferred Stocks - 22.9%

Brazil - 22.2%
Ambev SA sponsored ADR	7,001,647	39,769,354
Banco Bradesco SA (PN)	2,004,060	15,967,160
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	484,125	10,604,528
sponsored ADR (d)	142,870	3,105,994
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	62,800	317,768
Itau Unibanco Holding SA	3,661,195	32,164,239
Itausa-Investimentos Itau SA (PN)	4,034,325	9,897,437
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	4,687,871	14,375,983
Vale SA (PN-A)	1,320,000	5,647,863
TOTAL BRAZIL		131,850,326
Chile - 0.5%
Embotelladora Andina SA Class A	1,355,910	3,097,154
Colombia - 0.2%
Grupo de Inversiones Suramerica SA	105,961	1,346,588
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $102,351,419)		136,294,068
Nonconvertible Bonds - 0.1%
	Principal Amount	Value
Mexico - 0.1%
JB y Co. SA de CV 3.75% 5/13/25 (e) (Cost $747,090)	$ 750,000	$ 733,515
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	13,541,503	13,541,503
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,501,950	2,501,950
TOTAL MONEY MARKET FUNDS (Cost $16,043,453)		16,043,453
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $584,872,344)		595,955,941
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,074,351)
NET ASSETS - 100%		$ 593,881,590
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $733,515 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,803
Fidelity Securities Lending Cash Central Fund	34,085
Total	$ 42,888
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,676,723	$ 49,676,723	$ -	$ -
Consumer Staples	155,617,533	155,617,533	-	-
Energy	34,137,289	34,137,289	-	-
Financials	164,029,120	161,663,521	2,365,599	-
Health Care	7,221,823	7,221,823	-	-
Industrials	38,666,638	38,666,638	-	-
Information Technology	13,122,257	13,122,257	-	-
Materials	37,591,403	37,591,403	-	-
Telecommunication Services	56,295,151	56,295,151	-	-
Utilities	22,821,036	22,821,036	-	-
Corporate Bonds	733,515	-	733,515	-
Money Market Funds	16,043,453	16,043,453	-	-
Total Investments in Securities:	$ 595,955,941	$ 592,856,827	$ 3,099,114	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $588,033,376. Net unrealized appreciation aggregated $7,922,565, of which $142,942,213 related to appreciated investment securities and $135,019,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

July 31, 2015

1.907949.105

GSV-S-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 3.3%
CSL Ltd.	3,746,100	$ 270,973,440
Sydney Airport unit	15,615,982	64,035,357
Transurban Group unit	11,372,813	82,880,188
TOTAL AUSTRALIA		417,888,985
Austria - 1.1%
Andritz AG	2,572,198	143,731,750
Bailiwick of Jersey - 1.7%
Shire PLC	2,465,200	219,146,821
Belgium - 4.7%
Anheuser-Busch InBev SA NV	3,123,281	373,174,919
KBC Groep NV	3,129,019	218,076,808
TOTAL BELGIUM		591,251,727
Bermuda - 0.5%
Lazard Ltd. Class A	1,202,548	66,633,185
Canada - 0.8%
Canadian Pacific Railway Ltd.	372,100	59,901,314
Pason Systems, Inc.	1,551,500	23,500,566
ShawCor Ltd. Class A	933,400	21,938,843
TOTAL CANADA		105,340,723
Cayman Islands - 0.8%
58.com, Inc. ADR (a)	586,900	34,855,991
Alibaba Group Holding Ltd. sponsored ADR	864,600	67,732,764
TOTAL CAYMAN ISLANDS		102,588,755
Denmark - 3.0%
Jyske Bank A/S (Reg.) (a)	1,707,200	89,143,183
Novo Nordisk A/S Series B sponsored ADR	4,934,281	290,925,208
TOTAL DENMARK		380,068,391
Finland - 0.3%
Tikkurila Oyj	1,625,679	31,351,659
France - 1.0%
Safran SA	1,590,086	120,251,041
Germany - 3.9%
Bayer AG	1,818,900	268,278,611
Linde AG	1,167,819	220,728,098
TOTAL GERMANY		489,006,709
Common Stocks - continued
	Shares	Value
Hong Kong - 1.8%
AIA Group Ltd.	35,988,400	$ 234,435,484
India - 0.7%
Housing Development Finance Corp. Ltd.	4,493,664	94,131,531
Ireland - 2.6%
CRH PLC sponsored ADR	4,804,105	142,729,960
James Hardie Industries PLC CDI	13,334,050	185,086,488
TOTAL IRELAND		327,816,448
Israel - 0.3%
Azrieli Group	1,019,186	42,247,171
Italy - 0.8%
Azimut Holding SpA	1,638,606	40,958,874
Interpump Group SpA	3,290,349	55,902,791
TOTAL ITALY		96,861,665
Japan - 15.3%
Astellas Pharma, Inc.	13,534,400	203,886,915
Coca-Cola Central Japan Co. Ltd.	2,717,100	50,051,554
DENSO Corp.	5,365,400	266,246,097
East Japan Railway Co.	928,100	91,735,385
Fanuc Corp.	548,100	91,456,877
Fast Retailing Co. Ltd.	324,800	160,834,115
Hoya Corp.	2,271,800	96,198,866
Japan Tobacco, Inc.	1,954,500	75,910,645
Keyence Corp.	459,500	231,724,291
Mitsui Fudosan Co. Ltd.	5,370,000	152,886,957
Nintendo Co. Ltd.	273,600	48,147,949
OSG Corp.	1,339,200	28,570,176
Seven Bank Ltd.	19,549,500	93,224,307
Shinsei Bank Ltd.	32,414,000	70,877,428
SHO-BOND Holdings Co. Ltd. (e)	1,672,600	67,006,568
USS Co. Ltd.	9,601,900	168,818,656
Yamato Kogyo Co. Ltd.	1,887,700	44,353,753
TOTAL JAPAN		1,941,930,539
Kenya - 0.1%
Safaricom Ltd.	128,500,000	18,070,313
Common Stocks - continued
	Shares	Value
Korea (South) - 0.7%
BGFretail Co. Ltd.	297,254	$ 50,730,289
NAVER Corp.	97,161	43,579,297
TOTAL KOREA (SOUTH)		94,309,586
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	618,112	56,025,672
Netherlands - 1.1%
ING Groep NV (Certificaten Van Aandelen)	8,497,604	144,519,994
South Africa - 2.1%
Clicks Group Ltd.	9,002,484	68,659,485
MTN Group Ltd.	3,259,300	54,363,534
Naspers Ltd. Class N	1,013,510	141,808,478
TOTAL SOUTH AFRICA		264,831,497
Spain - 3.4%
Amadeus IT Holding SA Class A	2,225,700	97,066,133
Hispania Activos Inmobiliarios SA (a)	1,972,700	30,114,597
Inditex SA	8,133,319	278,468,120
Prosegur Compania de Seguridad SA (Reg.)	6,021,389	31,874,614
TOTAL SPAIN		437,523,464
Sweden - 5.3%
ASSA ABLOY AB (B Shares)	11,808,417	239,679,348
Atlas Copco AB (A Shares)	4,180,932	114,279,858
H&M Hennes & Mauritz AB (B Shares)	3,287,901	130,803,330
Intrum Justitia AB	1,393,000	47,392,761
Svenska Handelsbanken AB (A Shares)	9,462,413	144,786,683
TOTAL SWEDEN		676,941,980
Switzerland - 12.9%
Nestle SA	4,070,886	307,962,863
Novartis AG	4,486,455	465,533,481
Roche Holding AG (participation certificate)	1,596,612	461,297,565
Schindler Holding AG:
(participation certificate)	688,219	110,892,785
(Reg.)	154,309	25,071,420
UBS Group AG	11,734,413	270,595,564
TOTAL SWITZERLAND		1,641,353,678
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,106,000	100,691,240
Common Stocks - continued
	Shares	Value
Turkey - 0.4%
Coca-Cola Icecek Sanayi A/S	3,368,278	$ 48,376,985
United Kingdom - 13.6%
Associated British Foods PLC	1,883,000	94,804,523
Babcock International Group PLC	4,824,861	74,706,989
BAE Systems PLC	11,838,400	88,776,674
Berendsen PLC	3,603,100	57,561,971
Informa PLC	8,919,592	83,018,514
InterContinental Hotel Group PLC ADR	5,346,727	223,653,590
Johnson Matthey PLC	1,820,727	82,883,312
Lloyds Banking Group PLC	63,425,300	82,592,975
Prudential PLC	10,144,857	238,662,049
Reckitt Benckiser Group PLC	3,277,387	314,295,331
Rolls-Royce Group PLC	3,921,111	48,619,820
SABMiller PLC	4,496,636	236,260,964
Shaftesbury PLC	3,510,400	51,256,851
Unite Group PLC	4,769,258	46,996,323
TOTAL UNITED KINGDOM		1,724,089,886
United States of America - 14.4%
Autoliv, Inc. (d)	1,494,227	157,192,680
Berkshire Hathaway, Inc. Class B (a)	634,750	90,604,215
BorgWarner, Inc.	2,168,514	107,796,831
China Biologic Products, Inc. (a)	320,700	39,240,852
Dril-Quip, Inc. (a)	384,000	22,429,440
Google, Inc. Class A (a)	228,694	150,366,305
Martin Marietta Materials, Inc.	486,500	76,292,930
MasterCard, Inc. Class A	2,258,510	219,978,874
McGraw Hill Financial, Inc.	696,271	70,845,574
Mohawk Industries, Inc. (a)	709,515	143,031,129
Moody's Corp.	507,700	56,065,311
National Oilwell Varco, Inc.	571,241	24,066,383
Oceaneering International, Inc.	906,119	36,262,882
Philip Morris International, Inc.	1,267,892	108,442,803
PriceSmart, Inc. (d)	623,575	60,430,653
ResMed, Inc. (d)	917,600	53,174,920
SS&C Technologies Holdings, Inc.	1,889,444	128,538,875
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	496,900	$ 48,492,471
Visa, Inc. Class A	3,193,296	240,582,921
TOTAL UNITED STATES OF AMERICA		1,833,836,049
TOTAL COMMON STOCKS (Cost $8,991,364,864)		12,445,252,928
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.17% (b)	258,408,067	258,408,067
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	157,303,975	157,303,975
TOTAL MONEY MARKET FUNDS (Cost $415,712,042)		415,712,042
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,407,076,906)		12,860,964,970
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(143,250,729)
NET ASSETS - 100%		$ 12,717,714,241
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,684
Fidelity Securities Lending Cash Central Fund	2,338,868
Total	$ 2,514,552
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$ 64,629,702	$ -	$ -	$ 883,979	$ 67,006,568
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,861,671,540	$ 1,861,671,540	$ -	$ -
Consumer Staples	1,845,126,686	849,693,573	995,433,113	-
Energy	128,198,114	128,198,114	-	-
Financials	2,329,655,064	1,863,880,046	465,775,018	-
Health Care	2,368,656,679	1,222,678,812	1,145,977,867	-
Industrials	1,692,820,158	1,692,820,158	-	-
Information Technology	1,363,264,640	1,262,573,400	100,691,240	-
Materials	783,426,200	783,426,200	-	-
Telecommunication Services	72,433,847	72,433,847	-	-
Money Market Funds	415,712,042	415,712,042	-	-
Total Investments in Securities:	$ 12,860,964,970	$ 10,153,087,732	$ 2,707,877,238	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July W31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 289,946,133
Level 2 to Level 1	$ 2,505,581,211
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $9,414,021,340. Net unrealized appreciation aggregated $3,446,943,630, of which $3,633,504,082 related to appreciated investment securities and $186,560,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

July 31, 2015

1.863105.107

TIE-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.8%
Amcor Ltd.	30,401	$ 320,213
Ansell Ltd.	36,338	665,625
CSL Ltd.	39,674	2,869,811
DuluxGroup Ltd.	19,387	86,159
Imdex Ltd. (a)	42,463	7,604
Macquarie Group Ltd.	10,980	659,322
RCG Corp. Ltd.	97,518	87,675
Sydney Airport unit	274,104	1,123,999
Telstra Corp. Ltd.	113,584	538,827
TFS Corp. Ltd.	55,935	60,102
Transurban Group unit	217,868	1,587,729
Westpac Banking Corp.	80,433	2,045,113
TOTAL AUSTRALIA		10,052,179
Austria - 0.5%
Andritz AG	27,961	1,562,432
Zumtobel AG	2,700	84,214
TOTAL AUSTRIA		1,646,646
Bailiwick of Jersey - 1.3%
Shire PLC	37,480	3,331,828
Wolseley PLC	18,700	1,242,874
TOTAL BAILIWICK OF JERSEY		4,574,702
Belgium - 2.1%
Anheuser-Busch InBev SA NV	40,471	4,835,544
Gimv NV	1,319	65,114
KBC Ancora	4,781	197,349
KBC Groep NV	33,317	2,322,026
TOTAL BELGIUM		7,420,033
Bermuda - 0.7%
China Gas Holdings Ltd.	276,000	484,192
China Resources Gas Group Ltd.	132,000	402,693
Credicorp Ltd. (United States)	3,700	488,030
Lazard Ltd. Class A	12,550	695,396
PAX Global Technology Ltd.	241,000	384,864
Petra Diamonds Ltd. (a)	25,800	60,557
Vostok New Ventures Ltd. SDR (a)	9,260	64,404
TOTAL BERMUDA		2,580,136
Brazil - 1.4%
BB Seguridade Participacoes SA	49,100	462,470
Common Stocks - continued
	Shares	Value
Brazil - continued
Brasil Foods SA	29,300	$ 615,018
CCR SA	94,300	419,178
Cetip SA - Mercados Organizado	35,000	362,476
Cielo SA	43,980	561,704
FPC Par Corretora de Seguros (a)	91,600	379,889
Kroton Educacional SA	132,100	370,379
Linx SA	22,000	324,286
Qualicorp SA	65,000	386,323
Smiles SA	21,200	342,462
Ultrapar Participacoes SA	21,500	441,246
Weg SA	73,600	404,118
TOTAL BRAZIL		5,069,549
British Virgin Islands - 0.1%
Gem Diamonds Ltd.	17,773	35,527
Mail.Ru Group Ltd. GDR (Reg. S) (a)	17,200	323,360
TOTAL BRITISH VIRGIN ISLANDS		358,887
Canada - 0.7%
Canadian Pacific Railway Ltd.	3,666	590,159
Cara Operations Ltd. (a)	3,700	93,218
Imperial Oil Ltd.	17,100	632,694
McCoy Global, Inc.	15,800	51,344
New Look Vision Group, Inc.	2,000	46,473
Pason Systems, Inc.	24,400	369,587
Potash Corp. of Saskatchewan, Inc.	20,100	546,820
ShawCor Ltd. Class A	13,000	305,555
TOTAL CANADA		2,635,850
Cayman Islands - 2.5%
51job, Inc. sponsored ADR (a)	10,500	320,880
58.com, Inc. ADR (a)	14,400	855,216
Alibaba Group Holding Ltd. sponsored ADR	13,800	1,081,092
Autohome, Inc. ADR Class A (a)	9,100	352,989
Baidu.com, Inc. sponsored ADR (a)	1,900	328,054
Bitauto Holdings Ltd. ADR (a)	8,600	336,432
Car, Inc.	195,000	381,332
ENN Energy Holdings Ltd.	66,000	438,451
Fu Shou Yuan International Group Ltd.	554,000	315,865
Shenzhou International Group Holdings Ltd.	70,000	367,955
Sino Biopharmaceutical Ltd.	356,000	412,837
SouFun Holdings Ltd. ADR	52,800	352,176
TAL Education Group ADR (a)	10,700	361,767
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	125,900	$ 2,345,598
Value Partners Group Ltd.	41,000	47,810
Vipshop Holdings Ltd. ADR (a)(d)	17,800	346,922
Zhaopin Ltd. sponsored ADR (a)	19,000	279,870
TOTAL CAYMAN ISLANDS		8,925,246
China - 1.9%
Beijing Capital International Airport Co. Ltd. (H Shares)	358,000	368,977
China Life Insurance Co. Ltd. (H Shares)	250,000	920,814
China Pacific Insurance (Group) Co. Ltd. (H Shares)	144,200	604,530
Daqin Railway Co. Ltd. (A Shares)	199,700	328,666
Fuyao Glass Industries Group Co. Ltd. (a)	149,200	317,557
Inner Mongoli Yili Industries Co. Ltd.	129,500	359,945
Jiangsu Hengrui Medicine Co. Ltd.	54,530	394,546
Kweichow Moutai Co. Ltd.	10,340	344,397
PICC Property & Casualty Co. Ltd. (H Shares)	249,340	519,117
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	165,000	949,267
Qingdao Haier Co. Ltd.	170,400	306,787
Shanghai International Airport Co. Ltd.	83,400	379,546
Weifu High-Technology Co. Ltd. (B Shares)	98,100	360,648
Zhengzhou Yutong Bus Co. Ltd.	111,150	346,530
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	63,500	431,262
TOTAL CHINA		6,932,589
Denmark - 1.4%
Jyske Bank A/S (Reg.) (a)	20,654	1,078,470
Novo Nordisk A/S Series B sponsored ADR	54,200	3,195,632
Spar Nord Bank A/S	13,631	160,486
Topdanmark A/S (a)	16,500	455,551
TOTAL DENMARK		4,890,139
Egypt - 0.1%
Commercial International Bank SAE sponsored GDR	62,600	420,046
Finland - 0.5%
Sampo Oyj (A Shares)	29,653	1,465,488
Tikkurila Oyj	21,680	418,105
TOTAL FINLAND		1,883,593
France - 6.4%
Atos Origin SA	15,618	1,189,009
AXA SA	67,406	1,776,687
Capgemini SA	17,302	1,654,117
Common Stocks - continued
	Shares	Value
France - continued
Coface SA	4,600	$ 45,367
Havas SA	88,186	758,338
Ingenico SA	3,038	398,209
Laurent-Perrier Group SA	759	69,603
LVMH Moet Hennessy - Louis Vuitton SA	1,963	368,006
Orange SA	68,500	1,126,842
Renault SA	7,711	709,500
Safran SA	21,114	1,596,757
Sanofi SA	30,798	3,319,749
Societe Generale Series A	37,400	1,840,140
Total SA	69,172	3,413,149
Unibail-Rodamco	4,800	1,277,309
Vetoquinol SA	1,500	62,847
VINCI SA	23,500	1,507,238
Virbac SA	690	163,683
Vivendi SA	61,752	1,623,251
TOTAL FRANCE		22,899,801
Germany - 3.4%
alstria office REIT-AG	3,700	51,099
BASF AG	24,778	2,137,537
Bayer AG	25,712	3,792,391
CompuGroup Medical AG	6,146	194,092
Continental AG	2,483	555,072
CTS Eventim AG	8,680	327,118
Fielmann AG	2,358	155,898
Fresenius SE & Co. KGaA	19,700	1,359,360
GEA Group AG	10,019	424,180
Linde AG	11,749	2,220,665
SAP AG	7,272	522,442
Wirecard AG	8,200	325,104
TOTAL GERMANY		12,064,958
Greece - 0.0%
Titan Cement Co. SA (Reg.)	3,144	70,586
Hong Kong - 1.0%
AIA Group Ltd.	433,200	2,821,950
CSPC Pharmaceutical Group Ltd.	396,000	362,679
Techtronic Industries Co. Ltd.	106,500	375,730
TOTAL HONG KONG		3,560,359
Common Stocks - continued
	Shares	Value
India - 2.3%
Adani Ports & Special Economic Zone	85,654	$ 435,042
Asian Paints India Ltd.	34,417	474,827
Axis Bank Ltd. (a)	44,255	396,639
Bharti Infratel Ltd.	53,784	376,263
Exide Industries Ltd.	145,986	333,662
HCL Technologies Ltd.	35,370	551,791
HDFC Bank Ltd. (a)	20,325	411,150
Housing Development Finance Corp. Ltd.	95,599	2,002,571
IndusInd Bank Ltd.	23,714	367,299
Jyothy Laboratories Ltd.	20,417	96,951
LIC Housing Finance Ltd.	56,387	439,900
Maruti Suzuki India Ltd. (a)	5,423	380,122
Sun Pharmaceutical Industries Ltd. (a)	44,788	575,632
Tata Consultancy Services Ltd.	18,097	710,085
Titan Co. Ltd. (a)	69,114	354,645
Zee Entertainment Enterprises Ltd.	65,236	406,577
TOTAL INDIA		8,313,156
Indonesia - 0.9%
PT ACE Hardware Indonesia Tbk	8,669,100	410,144
PT Bank Central Asia Tbk	613,000	593,628
PT Bank Rakyat Indonesia Tbk	677,000	500,462
PT Kalbe Farma Tbk	2,882,300	371,807
PT Matahari Department Store Tbk	273,300	353,558
PT Media Nusantara Citra Tbk	2,470,400	373,459
PT Surya Citra Media Tbk	1,627,200	354,850
PT Tower Bersama Infrastructure Tbk (a)	608,200	376,542
TOTAL INDONESIA		3,334,450
Ireland - 1.7%
Allergan PLC (a)	5,400	1,788,210
CRH PLC sponsored ADR	52,529	1,560,637
FBD Holdings PLC	5,372	45,133
James Hardie Industries PLC:
CDI	15,656	217,317
sponsored ADR	26,445	1,840,572
Medtronic PLC	6,100	478,179
TOTAL IRELAND		5,930,048
Israel - 0.9%
Azrieli Group	11,596	480,676
Check Point Software Technologies Ltd. (a)	3,600	290,772
Ituran Location & Control Ltd.	2,061	52,865
Common Stocks - continued
	Shares	Value
Israel - continued
Sarine Technologies Ltd.	25,200	$ 36,371
Strauss Group Ltd. (a)	5,859	92,286
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,609	2,319,693
TOTAL ISRAEL		3,272,663
Italy - 1.2%
Azimut Holding SpA	17,614	440,283
Banco di Desio e della Brianza SpA	13,000	48,229
Beni Stabili SpA SIIQ	255,326	201,896
Interpump Group SpA	53,691	912,206
Intesa Sanpaolo SpA	317,200	1,221,262
Mediaset SpA	151,700	768,713
Telecom Italia SpA (a)	516,600	684,550
TOTAL ITALY		4,277,139
Japan - 14.6%
Aoki Super Co. Ltd.	5,000	54,464
Artnature, Inc.	11,500	98,172
Asahi Co. Ltd.	7,000	83,875
Asia Securities Printing Co. Ltd.	10,000	68,504
Astellas Pharma, Inc.	220,000	3,314,157
Autobacs Seven Co. Ltd.	5,300	96,220
Azbil Corp.	5,200	123,691
Broadleaf Co. Ltd.	2,800	26,817
Coca-Cola Central Japan Co. Ltd.	36,300	668,680
Daiichikosho Co. Ltd.	2,500	98,338
Daikokutenbussan Co. Ltd.	5,000	193,246
DENSO Corp.	56,500	2,803,687
Dentsu, Inc.	22,700	1,287,619
East Japan Railway Co.	22,700	2,243,716
Fanuc Corp.	5,700	951,111
Fast Retailing Co. Ltd.	3,400	1,683,608
GCA Savvian Group Corp.	6,200	96,200
Glory Ltd.	3,300	96,123
Goldcrest Co. Ltd.	7,460	152,890
Harmonic Drive Systems, Inc.	2,100	31,398
Hitachi Ltd.	125,000	811,312
Hoya Corp.	57,200	2,422,121
Itochu Corp.	81,100	995,305
Iwatsuka Confectionary Co. Ltd.	1,200	75,427
Japan Digital Laboratory Co.	3,400	49,820
Japan Tobacco, Inc.	65,600	2,547,832
Common Stocks - continued
	Shares	Value
Japan - continued
KDDI Corp.	60,400	$ 1,535,403
Keyence Corp.	4,721	2,380,784
Kobayashi Pharmaceutical Co. Ltd.	1,600	125,614
Koshidaka Holdings Co. Ltd.	4,000	89,886
Lasertec Corp.	5,200	65,831
Makita Corp.	12,700	701,941
Medikit Co. Ltd.	2,100	66,252
Meiko Network Japan Co. Ltd.	2,700	29,955
Miraial Co. Ltd.	2,400	24,671
Mitsubishi UFJ Financial Group, Inc.	478,100	3,479,176
Mitsui Fudosan Co. Ltd.	54,000	1,537,411
Nabtesco Corp.	3,200	70,411
Nagaileben Co. Ltd.	6,900	148,929
ND Software Co. Ltd.	6,000	72,522
Nihon M&A Center, Inc.	1,500	61,847
Nihon Parkerizing Co. Ltd.	15,500	143,825
Nintendo Co. Ltd.	3,000	527,938
Nippon Prologis REIT, Inc.	253	499,121
Nippon Seiki Co. Ltd.	4,000	80,010
Nippon Telegraph & Telephone Corp.	43,000	1,656,048
NS Tool Co. Ltd.	3,800	80,670
OBIC Co. Ltd.	16,500	784,161
Olympus Corp.	15,800	605,559
OMRON Corp.	18,900	741,909
ORIX Corp.	77,200	1,154,247
OSG Corp.	27,000	576,012
Paramount Bed Holdings Co. Ltd.	2,700	80,716
San-Ai Oil Co. Ltd.	10,000	69,795
Seven & i Holdings Co. Ltd.	24,000	1,108,452
Seven Bank Ltd.	408,800	1,949,415
Shinsei Bank Ltd.	342,000	747,827
SHO-BOND Holdings Co. Ltd.	23,100	925,417
Shoei Co. Ltd.	5,400	95,465
SK Kaken Co. Ltd.	1,000	104,894
Software Service, Inc.	1,600	70,359
Sony Corp. (a)	23,600	668,976
Sony Financial Holdings, Inc.	47,800	914,462
Sumitomo Mitsui Trust Holdings, Inc.	298,920	1,388,371
Techno Medica Co. Ltd.	1,800	43,077
The Monogatari Corp.	1,500	54,282
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	63,259
TKC Corp.	4,000	115,222
Common Stocks - continued
	Shares	Value
Japan - continued
Tocalo Co. Ltd.	2,800	$ 57,543
Toyota Motor Corp.	47,100	3,136,379
Tsutsumi Jewelry Co. Ltd.	2,000	43,442
USS Co. Ltd.	106,000	1,863,670
Workman Co. Ltd.	1,900	119,885
Yamada Consulting Group Co. Ltd.	2,000	63,098
Yamato Kogyo Co. Ltd.	19,200	451,127
TOTAL JAPAN		52,449,599
Kenya - 0.3%
Kenya Commercial Bank Ltd.	661,800	323,145
Safaricom Ltd.	6,284,800	883,800
TOTAL KENYA		1,206,945
Korea (South) - 2.0%
AMOREPACIFIC Corp.	1,303	459,275
BGFretail Co. Ltd.	7,442	1,270,075
Coway Co. Ltd.	5,757	482,860
Hotel Shilla Co.	3,512	379,500
KEPCO Plant Service & Engineering Co. Ltd.	3,831	386,044
Leeno Industrial, Inc.	1,664	65,787
LG Household & Health Care Ltd.	703	516,681
NAVER Corp.	2,114	948,185
Samsung Electronics Co. Ltd.	2,769	2,814,024
TOTAL KOREA (SOUTH)		7,322,431
Luxembourg - 0.3%
RTL Group SA	7,327	667,810
Samsonite International SA	106,500	347,568
TOTAL LUXEMBOURG		1,015,378
Mexico - 1.8%
Banregio Grupo Financiero S.A.B. de CV	56,900	326,197
Compartamos S.A.B. de CV	23,765	40,871
Consorcio ARA S.A.B. de CV (a)	249,855	100,950
Fomento Economico Mexicano S.A.B. de CV:
unit	72,900	661,020
sponsored ADR	6,333	574,023
Gruma S.A.B. de CV Series B	30,000	393,067
Grupo Aeroportuario del Pacifico SA de CV Series B	56,900	449,161
Grupo Aeroportuario del Sureste SA de CV Series B	30,225	452,329
Grupo Aeroportuario Norte S.A.B. de CV	70,000	389,350
Grupo Financiero Banorte S.A.B. de CV Series O	110,700	582,614
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo GICSA SA de CV (a)	343,700	$ 337,034
Grupo Televisa SA de CV	102,800	717,255
Infraestructura Energetica Nova S.A.B. de CV	69,100	337,470
Megacable Holdings S.A.B. de CV unit	91,800	373,125
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	39,400	453,629
Tenedora Nemak SA de CV	280,600	344,818
TOTAL MEXICO		6,532,913
Netherlands - 2.3%
Aalberts Industries NV	7,600	238,549
China International Travel Service Corp. Ltd. ELS (BNP Paribas Warrant Program) warrants 6/30/16 (a)(e)	26,300	262,587
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (e)	79,200	284,545
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(e)	58,600	311,662
Heijmans NV (Certificaten Van Aandelen) (a)	5,381	65,893
ING Groep NV (Certificaten Van Aandelen)	203,123	3,454,543
Koninklijke KPN NV	126,268	498,895
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	54,200	289,340
Mylan N.V.	7,300	408,727
PostNL NV (a)	74,300	319,219
RELX NV	107,060	1,783,668
VastNed Retail NV	4,390	199,723
TOTAL NETHERLANDS		8,117,351
Norway - 0.0%
Kongsberg Gruppen ASA	2,700	45,119
Philippines - 0.9%
Ayala Corp.	23,710	404,900
GT Capital Holdings, Inc.	12,560	384,981
International Container Terminal Services, Inc.	171,460	412,555
Jollibee Food Corp.	106,930	444,810
Robinsons Land Corp.	564,300	347,784
SM Investments Corp.	23,110	451,828
SM Prime Holdings, Inc.	975,000	457,882
Universal Robina Corp.	103,900	435,163
TOTAL PHILIPPINES		3,339,903
Russia - 0.2%
Magnit OJSC (a)	3,126	618,809
Common Stocks - continued
	Shares	Value
Singapore - 0.1%
UOL Group Ltd.	106,692	$ 521,075
South Africa - 2.3%
Alexander Forbes Group Holding	504,867	359,187
Aspen Pharmacare Holdings Ltd.	19,600	574,850
Bidvest Group Ltd.	20,532	499,737
Clicks Group Ltd.	107,379	818,950
Coronation Fund Managers Ltd.	49,800	305,093
Discovery Ltd.	42,767	459,271
FirstRand Ltd.	149,900	648,645
Life Healthcare Group Holdings Ltd.	34,322	101,499
Mr Price Group Ltd.	20,400	406,702
MTN Group Ltd.	32,500	542,084
Nampak Ltd.	23,430	59,083
Naspers Ltd. Class N	21,100	2,952,274
Sanlam Ltd.	106,100	560,432
TOTAL SOUTH AFRICA		8,287,807
Spain - 2.2%
Amadeus IT Holding SA Class A	31,400	1,369,401
Hispania Activos Inmobiliarios SA (a)	38,400	586,202
Iberdrola SA	255,620	1,803,440
Inditex SA	83,664	2,864,483
Mediaset Espana Comunicacion, SA	52,300	657,383
Prosegur Compania de Seguridad SA (Reg.)	87,376	462,531
TOTAL SPAIN		7,743,440
Sweden - 2.8%
ASSA ABLOY AB (B Shares)	112,500	2,283,450
Atlas Copco AB (A Shares)	44,059	1,204,290
Fagerhult AB	51,355	886,996
H&M Hennes & Mauritz AB (B Shares)	32,638	1,298,445
Intrum Justitia AB	20,963	713,205
Nordea Bank AB	133,867	1,668,149
Sandvik AB	60,600	612,551
Svenska Handelsbanken AB (A Shares)	96,645	1,478,789
TOTAL SWEDEN		10,145,875
Switzerland - 8.0%
Compagnie Financiere Richemont SA Series A	4,214	363,725
Nestle SA	81,050	6,131,439
Novartis AG	82,664	8,577,565
Roche Holding AG (participation certificate)	19,044	5,502,245
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG:
(participation certificate)	6,011	$ 968,553
(Reg.)	2,251	365,732
Syngenta AG (Switzerland)	2,018	831,357
Tecan Group AG	500	61,265
UBS Group AG	178,597	4,118,447
Zurich Insurance Group AG	5,981	1,821,596
TOTAL SWITZERLAND		28,741,924
Taiwan - 1.6%
Addcn Technology Co. Ltd.	6,500	63,748
Advantech Co. Ltd.	55,000	370,025
Catcher Technology Co. Ltd.	44,000	483,639
Giant Manufacturing Co. Ltd.	43,000	361,955
Largan Precision Co. Ltd.	5,870	594,231
Merida Industry Co. Ltd.	52,500	325,016
Taiwan Semiconductor Manufacturing Co. Ltd.	819,035	3,569,188
TOTAL TAIWAN		5,767,802
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	52,300	437,072
Bangkok Dusit Medical Services PCL (For. Reg.)	572,400	327,039
Bumrungrad Hospital PCL (For. Reg.)	64,200	372,280
Thai Beverage PCL	651,100	358,334
TOTAL THAILAND		1,494,725
Turkey - 0.5%
Albaraka Turk Katilim Bankasi A/S	80,907	40,875
Coca-Cola Icecek Sanayi A/S	39,189	562,853
Koc Holding A/S	101,000	448,306
TAV Havalimanlari Holding A/S	50,000	380,715
Tofas Turk Otomobil Fabrikasi A/S	51,217	335,458
TOTAL TURKEY		1,768,207
United Arab Emirates - 0.2%
DP World Ltd.	19,414	441,669
First Gulf Bank PJSC	101,992	430,434
TOTAL UNITED ARAB EMIRATES		872,103
United Kingdom - 15.6%
AA PLC (a)	17,633	100,509
Al Noor Hospitals Group PLC	26,800	392,155
Associated British Foods PLC	19,000	956,604
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC (United Kingdom)	33,361	$ 2,252,153
Aviva PLC	180,305	1,466,092
Babcock International Group PLC	52,923	819,447
BAE Systems PLC	320,821	2,405,851
Barclays PLC	502,882	2,267,817
Bellway PLC	6,328	238,258
Berendsen PLC	54,255	866,760
BG Group PLC	44,600	758,859
BP PLC sponsored ADR	84,120	3,109,916
Britvic PLC	13,817	148,128
Bunzl PLC	44,632	1,278,290
Compass Group PLC	79,207	1,267,860
Dechra Pharmaceuticals PLC	9,100	139,907
Derwent London PLC	2,000	113,532
DP Poland PLC (a)	200,000	56,610
Elementis PLC	39,508	158,563
Great Portland Estates PLC	13,972	181,646
H&T Group PLC	10,000	31,545
Hilton Food Group PLC	5,400	37,147
Howden Joinery Group PLC	15,900	123,059
HSBC Holdings PLC sponsored ADR	61,066	2,752,245
Imperial Tobacco Group PLC	38,326	2,014,013
Informa PLC	218,192	2,030,808
Integrated Diagnostics Holdings PLC (a)	68,800	442,040
InterContinental Hotel Group PLC	7,800	327,618
InterContinental Hotel Group PLC ADR	59,096	2,471,986
ITE Group PLC	26,900	77,505
ITV PLC	398,719	1,747,805
Johnson Matthey PLC	15,490	705,137
JUST EAT Ltd. (a)	14,240	96,957
Liberty Global PLC Class A (a)	17,000	891,820
Liberty LiLac Group Class A (a)	4,450	190,282
Lloyds Banking Group PLC	2,305,200	3,001,851
Meggitt PLC	59,739	433,339
Micro Focus International PLC	34,100	744,467
National Grid PLC	112,480	1,496,966
NMC Health PLC	24,000	329,446
Prudential PLC	160,959	3,786,629
Reckitt Benckiser Group PLC	33,751	3,236,658
Rightmove PLC	2,500	142,266
Rio Tinto PLC	55,000	2,127,461
Rolls-Royce Group PLC	41,252	511,504
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SABMiller PLC	46,363	$ 2,435,992
Shaftesbury PLC	41,837	610,880
Spectris PLC	6,570	200,379
Spirax-Sarco Engineering PLC	5,599	289,940
Taylor Wimpey PLC	32,400	98,361
Ted Baker PLC	3,175	160,002
Topps Tiles PLC	20,000	48,099
Ultra Electronics Holdings PLC	5,201	141,731
Unite Group PLC	70,977	699,408
Vodafone Group PLC sponsored ADR	68,926	2,604,024
TOTAL UNITED KINGDOM		56,018,327
United States of America - 8.2%
A.O. Smith Corp.	5,100	366,282
Altria Group, Inc.	13,000	706,940
American Tower Corp.	3,100	294,841
ANSYS, Inc. (a)	500	47,075
Apple, Inc.	2,900	351,770
Autoliv, Inc.	16,754	1,762,521
Berkshire Hathaway, Inc. Class B (a)	6,416	915,820
BorgWarner, Inc.	23,394	1,162,916
Broadridge Financial Solutions, Inc.	1,140	61,868
China Biologic Products, Inc. (a)	8,600	1,052,296
Cognizant Technology Solutions Corp. Class A (a)	5,300	334,430
Constellation Brands, Inc. Class A (sub. vtg.)	9,400	1,128,188
Dril-Quip, Inc. (a)	5,230	305,484
Ecolab, Inc.	3,000	347,430
Edgewell Personal Care Co. (a)	4,800	459,408
Energizer Holdings, Inc.	5,300	204,103
Google, Inc.:
Class A (a)	2,380	1,564,850
Class C	642	401,642
International Flavors & Fragrances, Inc.	3,000	346,770
Kennedy-Wilson Holdings, Inc.	6,573	166,428
Martin Marietta Materials, Inc.	5,470	857,805
MasterCard, Inc. Class A	27,390	2,667,786
McGraw Hill Financial, Inc.	18,800	1,912,900
Mohawk Industries, Inc. (a)	8,115	1,635,903
Moody's Corp.	8,700	960,741
National Oilwell Varco, Inc.	5,646	237,866
Oceaneering International, Inc.	10,438	417,729
Philip Morris International, Inc.	12,900	1,103,337
Common Stocks - continued
	Shares	Value
United States of America - continued
PPG Industries, Inc.	3,200	$ 346,816
PriceSmart, Inc.	8,585	831,972
ResMed, Inc.	10,820	627,019
ResMed, Inc. CDI	83,728	489,608
SS&C Technologies Holdings, Inc.	23,754	1,615,985
Union Pacific Corp.	5,000	487,950
Valspar Corp.	4,300	358,104
Visa, Inc. Class A	37,724	2,842,126
TOTAL UNITED STATES OF AMERICA		29,374,709
TOTAL COMMON STOCKS (Cost $288,653,388)		352,497,197
Nonconvertible Preferred Stocks - 0.6%

Brazil - 0.2%
Ambev SA sponsored ADR	145,000	823,600
Germany - 0.4%
Sartorius AG (non-vtg.)	1,300	280,048
Volkswagen AG	5,090	1,019,633
TOTAL GERMANY		1,299,681
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,103,851)		2,123,281
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.17% (b)	4,633,257	4,633,257
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	340,200	340,200
TOTAL MONEY MARKET FUNDS (Cost $4,973,457)		4,973,457
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $295,730,696)		359,593,935
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(423,770)
NET ASSETS - 100%		$ 359,170,165
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,148,134 or 0.3% of net assets.

Security Type Abbreviations
ELS	-	Equity-Linked Security
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,474
Fidelity Securities Lending Cash Central Fund	60,517
Total	$ 64,991
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,822,765	$ 49,591,300	$ 5,231,465	$ -
Consumer Staples	38,171,410	23,967,769	14,203,641	-
Energy	10,113,224	5,941,216	4,172,008	-
Financials	81,412,346	56,454,095	24,646,589	311,662
Health Care	54,798,758	31,815,218	22,983,540	-
Industrials	42,756,742	42,756,742	-	-
Information Technology	39,799,884	33,362,656	6,437,228	-
Materials	16,958,859	13,929,455	2,958,818	70,586
Telecommunication Services	10,823,278	6,856,943	3,966,335	-
Utilities	4,963,212	3,466,246	1,496,966	-
Money Market Funds	4,973,457	4,973,457	-	-
Total Investments in Securities:	$ 359,593,935	$ 273,115,097	$ 86,096,590	$ 382,248

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,293,019
Level 2 to Level 1	$ 58,043,210
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $296,401,056. Net unrealized appreciation aggregated $63,192,879, of which $74,458,337 related to appreciated investment securities and $11,265,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited) Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

July 31, 2015

1.804844.111

SEA-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.1%
Beacon Lighting Group Ltd.	438,521	$ 631,458
Sino Gas & Energy Ltd. (a)	4,797,856	350,699
TOTAL AUSTRALIA		982,157
Bermuda - 2.6%
Brilliance China Automotive Holdings Ltd.	2,294,000	3,041,977
BW LPG Ltd.	33,694	276,162
Cheung Kong Infrastructure Holdings Ltd.	375,000	3,262,741
China Foods Ltd. (a)	2,446,000	1,129,559
CSI Properties Ltd.	31,520,000	1,097,790
Digital China Holdings Ltd. (H Shares)	1,713,000	1,697,024
Great Eagle Holdings Ltd.	1,708,260	5,949,592
Hongkong Land Holdings Ltd.	646,600	4,978,820
Joy City Property Ltd.	2,692,000	482,680
Kerry Logistics Network Ltd.	1,607,000	2,491,666
PAX Global Technology Ltd.	788,000	1,258,393
Skyworth Digital Holdings Ltd.	3,782,000	2,892,981
TOTAL BERMUDA		28,559,385
Cayman Islands - 9.9%
58.com, Inc. ADR (a)	56,000	3,325,840
AMVIG Holdings Ltd.	1,270,000	599,590
Belle International Holdings Ltd.	2,588,000	2,690,721
Changyou.com Ltd. (A Shares) ADR (a)	45,500	1,059,695
China Mengniu Dairy Co. Ltd.	1,250,000	5,651,549
China Modern Dairy Holdings Ltd. (e)	7,297,000	2,362,585
China Resources Cement Holdings Ltd.	9,945,706	5,183,062
China Sanjiang Fine Chemicals Ltd. (a)(e)	8,848,000	2,385,398
China State Construction International Holdings Ltd.	1,762,000	2,741,086
ChinaCache International Holdings Ltd. sponsored ADR (a)	44,200	456,144
Cosmo Lady (China) Holdings Co. Ltd.	1,369,000	1,474,549
Ctrip.com International Ltd. sponsored ADR (a)	32,700	2,340,666
ENN Energy Holdings Ltd.	874,000	5,806,148
Greatview Aseptic Pack Co. Ltd.	5,289,000	3,104,234
Hengan International Group Co. Ltd.	536,500	5,996,636
iKang Healthcare Group, Inc. sponsored ADR (a)	32,300	540,056
International Housewares Retail Co. Ltd.	6,982,000	1,819,285
Ju Teng International Holdings Ltd.	2,818,000	1,239,552
Lee's Pharmaceutical Holdings Ltd.	333,500	560,974
Longfor Properties Co. Ltd.	3,694,000	5,279,662
New Oriental Education & Technology Group, Inc. sponsored ADR	53,300	1,193,920
Pico Far East Holdings Ltd.	2,384,000	704,225
Samson Holding Ltd.	4,079,000	541,951
Sino Biopharmaceutical Ltd.	4,372,000	5,070,015
SITC International Holdings Co. Ltd.	2,863,000	1,639,735
Sitoy Group Holdings Ltd.	1,108,000	593,140

	Shares	Value
SOHO China Ltd.	2,636,500	$ 1,659,652
Stella International Holdings Ltd.	449,000	1,213,388
TCC International Holdings Ltd.	2,076,000	532,905
Tencent Holdings Ltd.	1,875,500	34,941,765
Value Partners Group Ltd.	943,000	1,099,638
Vipshop Holdings Ltd. ADR (a)	85,200	1,660,548
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	47,700	1,979,550
Youku Tudou, Inc. ADR (a)	57,200	1,109,680
Zhen Ding Technology Holding Ltd.	282,000	872,009
TOTAL CAYMAN ISLANDS		109,429,553
China - 20.9%
Agricultural Bank of China Ltd. (H Shares)	12,870,000	5,810,534
Anhui Conch Cement Co. Ltd. (H Shares)	918,500	2,855,391
Bank of China Ltd. (H Shares)	32,501,000	17,775,917
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	165,000	146,647
China Cinda Asset Management Co. Ltd. (H Shares)	7,908,000	3,529,492
China Communications Construction Co. Ltd. (H Shares)	7,717,000	9,914,647
China Construction Bank Corp. (H Shares)	38,321,000	31,290,318
China Life Insurance Co. Ltd. (H Shares)	4,147,000	15,274,457
China National Building Materials Co. Ltd. (H Shares)	5,676,000	4,297,837
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,553,600	10,705,468
China Petroleum & Chemical Corp. (H Shares)	15,912,000	11,992,856
China Railway Construction Corp. Ltd. (H Shares)	1,648,000	2,138,576
China Railway Group Ltd. (H Shares)	9,163,000	7,824,653
China Telecom Corp. Ltd. (H Shares)	19,508,000	10,921,239
China Vanke Co. Ltd. (H Shares)	2,906,100	6,912,592
Chongqing Changan Automobile Co. Ltd. (B Shares)	867,043	1,845,415
Great Wall Motor Co. Ltd. (H Shares)	792,000	2,620,487
Huadian Fuxin Energy Corp. Ltd. (H Shares)	6,500,000	2,808,844
Huadian Power International Corp. Ltd. (H Shares)	8,860,000	8,960,231
Industrial & Commercial Bank of China Ltd. (H Shares)	29,500,000	20,266,147
Jiangling Motors Corp. Ltd. (B Shares)	252,994	928,131
Jiangsu Hengrui Medicine Co. Ltd.	249,772	1,807,199
Kweichow Moutai Co. Ltd.	102,740	3,421,992
People's Insurance Co. of China Group (H Shares)	15,608,000	8,093,619
PICC Property & Casualty Co. Ltd. (H Shares)	2,553,120	5,315,501
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,894,000	16,649,562
SAIC Motor Corp. Ltd.	608,258	1,886,557
Shenzhen Expressway Co. (H Shares)	1,450,000	1,068,006
Common Stocks - continued
	Shares	Value
China - continued
Tong Ren Tang Technologies Co. Ltd. (H Shares)	805,000	$ 1,246,082
Zhejiang Expressway Co. Ltd. (H Shares)	3,964,000	4,566,196
Zhengzhou Yutong Bus Co. Ltd.	780,900	2,434,595
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	679,500	4,614,847
TOTAL CHINA		229,924,035
Hong Kong - 13.2%
AIA Group Ltd.	4,648,600	30,281,891
Cheung Kong Property Holdings Ltd. (a)	1,545,500	12,878,668
China Everbright Ltd.	1,244,000	3,016,808
China Mobile Ltd.	1,290,500	16,893,686
China Power International Development Ltd.	5,611,000	3,973,581
China Resources Power Holdings Co. Ltd.	1,846,000	4,748,170
CNOOC Ltd. sponsored ADR (e)	121,400	14,889,710
Dah Sing Banking Group Ltd.	672,400	1,424,198
Fosun International Ltd.	1,924,500	4,046,457
Henderson Land Development Co. Ltd.	765,600	5,056,399
HKT Trust/HKT Ltd. unit	4,935,300	6,009,730
Hysan Development Co. Ltd.	1,181,000	5,057,751
Lenovo Group Ltd.	3,550,000	3,851,180
Magnificent Estates Ltd.	6,930,000	245,830
New World Development Co. Ltd.	5,651,000	6,830,214
PCCW Ltd.	11,763,000	7,040,532
Power Assets Holdings Ltd.	747,000	7,038,988
Shun Ho Technology Holdings Ltd. (a)	114,345	40,120
Techtronic Industries Co. Ltd.	1,191,000	4,201,830
Wheelock and Co. Ltd.	1,607,000	8,322,827
TOTAL HONG KONG		145,848,570
India - 9.2%
Adani Ports & Special Economic Zone	287,109	1,458,244
Apollo Tyres Ltd.	1,505,572	4,765,779
Axis Bank Ltd. (a)	253,263	2,269,892
Bajaj Finserv Ltd. (a)	150,557	4,342,723
Bharat Petroleum Corp. Ltd. (a)	296,446	4,293,469
Bharti Infratel Ltd.	338,462	2,367,820
Cox & Kings India Ltd.	849,656	3,893,868
Dr. Reddy's Laboratories Ltd. (a)	78,196	4,992,134
Edelweiss Financial Services Ltd.	1,859,207	1,901,680
GAIL India Ltd.	346,154	1,920,157
HCL Technologies Ltd.	268,435	4,187,729
Hexaware Technologies Ltd.	582,388	2,609,397
IL&FS Transportation Networks Ltd.	478,364	1,108,290
Indian Oil Corp. Ltd. (a)	798,303	5,381,430
JK Tyre & Industries Ltd. (a)	1,736,660	3,110,280
Just Dial Ltd.	59,523	1,004,450
LIC Housing Finance Ltd.	264,934	2,066,866
Mahindra & Mahindra Ltd. (a)	184,403	3,929,661
Maruti Suzuki India Ltd. (a)	37,348	2,617,887

	Shares	Value
McLeod Russel India Ltd.	344,049	$ 1,211,115
NTPC Ltd.	2,274,698	4,800,853
Oil & Natural Gas Corp. Ltd.	778,463	3,317,594
Petronet LNG Ltd. (a)	1,559,744	4,711,783
Power Finance Corp. Ltd.	515,863	1,984,423
Power Grid Corp. of India Ltd.	477,859	1,069,035
Redington India Ltd. (a)	691,026	1,273,234
Reliance Capital Ltd. (a)	73,076	445,675
Reliance Infrastructure Ltd. (a)	284,775	1,845,148
Shriram City Union Finance Ltd.	51,853	1,418,076
Sun TV Ltd.	386,314	2,033,352
Tata Motors Ltd. (a)	969,869	5,812,803
The Jammu & Kashmir Bank Ltd.	1,080,744	1,759,911
UPL Ltd.	360,637	3,019,201
Vakrangee Ltd.	275,786	717,607
VST Industries Ltd. (a)	42,310	1,150,780
Yes Bank Ltd. (a)	553,210	7,166,687
TOTAL INDIA		101,959,033
Indonesia - 1.7%
PT ACE Hardware Indonesia Tbk	12,337,500	583,700
PT Astra International Tbk	9,017,700	4,433,022
PT Bank Rakyat Indonesia Tbk	11,370,900	8,405,766
PT Gudang Garam Tbk	990,900	3,625,914
PT Summarecon Agung Tbk	12,677,200	1,630,629
Sunway Construction Group Bhd (a)	178,640	55,196
TOTAL INDONESIA		18,734,227
Israel - 0.0%
Sarine Technologies Ltd.	342,000	493,611
Japan - 1.3%
Fuji Media Holdings, Inc.	282,000	3,642,893
KDDI Corp.	207,700	5,279,855
NGK Insulators Ltd.	47,000	1,205,955
SoftBank Corp.	68,800	3,802,861
TOTAL JAPAN		13,931,564
Korea (South) - 15.5%
AMOREPACIFIC Corp.	17,507	6,170,781
Daewoo International Corp.	54,417	966,032
DGB Financial Group Co. Ltd.	277,359	2,664,077
Dongbu Insurance Co. Ltd.	144,722	6,888,332
Duksan Hi-Metal Co. Ltd. (a)	69,051	496,250
Global & Yuasa Battery Co. Ltd.	16,340	557,727
Hanjin Shipping Co. Ltd. (a)	241,592	1,048,382
Hyosung Corp.	31,512	3,851,034
Hyundai Motor Co.	119,045	15,211,918
Hyundai Steel Co.	136,707	6,846,840
KB Financial Group, Inc.	304,487	9,600,067
Korea Aerospace Industries Ltd.	23,342	1,951,773
Korea Electric Power Corp.	171,565	7,444,437
Korea Petro Chemical Industries Co. Ltd.	14,005	2,161,933
Korea Zinc Co. Ltd.	15,172	6,401,688
LG Household & Health Care Ltd.	10,504	7,720,085
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LOTTE Hi-Mart Co. Ltd.	19,088	$ 1,050,950
Samsung Card Co. Ltd.	63,024	2,086,315
Samsung Electronics Co. Ltd.	54,854	55,745,932
Shinhan Financial Group Co. Ltd.	298,241	10,710,816
SK Energy Co. Ltd. (a)	59,523	5,079,190
SK Hynix, Inc.	401,486	12,774,116
SK Telecom Co. Ltd.	14,005	3,016,261
TOTAL KOREA (SOUTH)		170,444,936
Malaysia - 2.8%
AEON Credit Service Bhd	165,700	598,759
AMMB Holdings Bhd	773,000	1,131,466
Cahya Mata Sarawak Bhd	912,300	1,390,308
Eversendai Corp. Bhd	943,000	245,689
Glomac Bhd	1,592,200	364,801
Media Prima Bhd	3,540,600	1,233,045
MISC Bhd	901,800	1,841,854
Sunway Bhd	1,786,400	1,623,150
Tenaga Nasional Bhd	3,821,300	12,207,347
YTL Corp. Bhd	15,929,300	6,590,284
YTL Power International Bhd	8,024,300	3,298,809
TOTAL MALAYSIA		30,525,512
Philippines - 1.3%
ABS CBN Broadcasting Corp. (depositary receipt)	357,700	473,801
Alliance Global Group, Inc.	5,547,300	2,744,805
Globe Telecom, Inc.	56,020	3,164,348
LT Group, Inc.	1,862,300	605,885
Metropolitan Bank & Trust Co.	2,369,231	4,582,847
Robinsons Retail Holdings, Inc.	322,580	532,513
Security Bank Corp.	827,248	2,696,819
TOTAL PHILIPPINES		14,801,018
Singapore - 4.6%
Boustead Projects Pte Ltd. (a)	123,026	77,572
Boustead Singapore Ltd.	630,288	551,333
CapitaLand Ltd.	1,785,700	4,191,387
Centurion Corp. Ltd.	927,500	324,525
CWT Ltd.	422,000	689,055
Ezion Holdings Ltd.	9,193,300	5,796,701
Frasers Centrepoint Ltd.	438,000	533,192
Hyflux Ltd.	1,645,000	1,007,253
Interplex Holdings Ltd.	707,000	360,754
Mapletree Industrial (REIT)	5,554,251	6,174,314
Sheng Siong Group Ltd.	2,091,000	1,364,176
Singapore Telecommunications Ltd.	3,118,500	9,297,420
Sound Global Ltd. (a)	1,008,000	966,715

	Shares	Value
United Overseas Bank Ltd.	818,100	$ 13,238,926
UOL Group Ltd.	602,000	2,940,117
Wing Tai Holdings Ltd.	2,134,000	2,932,237
TOTAL SINGAPORE		50,445,677
Taiwan - 12.3%
ASUSTeK Computer, Inc.	484,000	4,356,917
Cathay Financial Holding Co. Ltd.	7,069,000	11,387,208
China Life Insurance Co. Ltd.	2,726,000	2,742,359
Chinatrust Financial Holding Co. Ltd.	10,911,000	7,892,037
Delta Electronics, Inc.	421,000	2,067,767
E.SUN Financial Holdings Co. Ltd.	6,230,312	3,778,332
Fubon Financial Holding Co. Ltd.	6,424,000	11,687,378
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,572,000	18,827,555
Novatek Microelectronics Corp.	690,000	2,495,420
PChome Online, Inc.	75,000	1,037,587
Pegatron Corp.	3,275,000	9,185,723
Pou Chen Corp.	2,531,000	3,581,453
Realtek Semiconductor Corp.	556,000	1,090,575
Richtek Technology Corp.	203,000	1,048,342
Sinopac Holdings Co.	19,338,060	8,215,316
Taiwan Semiconductor Manufacturing Co. Ltd.	9,325,192	40,637,287
Wistron NeWeb Corp.	833,000	2,065,398
Yuanta Financial Holding Co. Ltd.	7,494,000	3,550,537
TOTAL TAIWAN		135,647,191
Thailand - 1.7%
Asian Property Development PCL (For. Reg.)	19,305,200	3,237,654
Bangkok Expressway PCL (For.Reg.)	1,427,400	1,541,819
CH. Karnchang PCL	1,658,600	1,225,799
Intouch Holdings PCL NVDR	2,797,600	6,500,961
Preuksa Real Estate PCL (For. Reg.)	3,115,000	2,133,926
Thai Beverage PCL	8,158,100	4,489,824
TOTAL THAILAND		19,129,983
United States of America - 0.8%
China Biologic Products, Inc. (a)	4,700	575,092
Cognizant Technology Solutions Corp. Class A (a)	124,900	7,881,190
TOTAL UNITED STATES OF AMERICA		8,456,282
TOTAL COMMON STOCKS (Cost $1,079,009,950)		1,079,312,734
Nonconvertible Bonds - 0.0%
Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $449,651)	INR	2,245,016	441,866
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	22,845,840	$ 22,845,840
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,814,450	11,814,450
TOTAL MONEY MARKET FUNDS (Cost $34,660,290)		34,660,290
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,114,119,891)		1,114,414,890
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(11,553,421)
NET ASSETS - 100%		$ 1,102,861,469
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,900
Fidelity Securities Lending Cash Central Fund	16,807
Total	$ 39,707
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 89,823,843	$ 81,393,153	$ 8,430,690	$ -
Consumer Staples	44,827,509	44,827,509	-	-
Energy	56,640,927	44,648,071	11,992,856	-
Financials	396,014,894	340,163,407	55,851,487	-
Health Care	16,771,102	11,778,968	4,992,134	-
Industrials	58,591,677	58,591,677	-	-
Information Technology	219,313,758	143,734,706	75,579,052	-
Materials	45,285,570	45,285,570	-	-
Telecommunication Services	74,294,713	50,581,905	23,712,808	-
Utilities	77,748,741	68,268,554	8,513,472	966,715
Corporate Bonds	441,866	-	441,866	-
Money Market Funds	34,660,290	34,660,290	-	-
Total Investments in Securities:	$ 1,114,414,890	$ 923,933,810	$ 189,514,365	$ 966,715

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 13,926,206
Level 2 to Level 1	$ 501,966,534
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,114,691,621. Net unrealized depreciation aggregated $276,731, of which $108,103,273 related to appreciated investment securities and $108,380,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

July 31, 2015

1.931230.103

EMD-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Bangladesh - 0.4%
BRAC Bank Ltd.	587,270	$ 303,546
Bermuda - 2.1%
Aquarius Platinum Ltd. (Australia) (a)	2,138,384	203,197
China Resources Gas Group Ltd.	62,000	189,144
Digital China Holdings Ltd. (H Shares)	158,000	156,526
PAX Global Technology Ltd.	166,000	265,093
Shangri-La Asia Ltd.	676,000	871,999
TOTAL BERMUDA		1,685,959
Brazil - 4.3%
Companhia de Saneamento de Minas Gerais	50,290	175,371
Cosan SA Industria e Comercio	65,420	397,417
Direcional Engenharia SA	215,700	237,500
Fibria Celulose SA	51,300	682,312
FPC Par Corretora de Seguros (a)	116,700	483,985
Minerva SA (a)	120,500	397,684
QGEP Participacoes SA (a)	162,400	301,659
Smiles SA	43,200	697,847
TOTAL BRAZIL		3,373,775
Canada - 1.2%
Pan American Silver Corp.	57,900	361,296
Torex Gold Resources, Inc. (a)	651,400	557,838
TOTAL CANADA		919,134
Cayman Islands - 11.3%
58.com, Inc. ADR (a)(d)	15,100	896,789
Casetek Holdings	50,000	282,691
China Cord Blood Corp. (a)	107,400	594,996
Cosmo Lady (China) Holdings Co. Ltd.	774,000	833,675
E-House China Holdings Ltd. ADR	47,500	299,250
ENN Energy Holdings Ltd.	28,000	186,009
Eurasia Drilling Co. Ltd. GDR (Reg. S)	21,400	334,482
GCL-Poly Energy Holdings Ltd. (a)	1,078,000	218,317
Haitian International Holdings Ltd.	287,000	594,562
Ju Teng International Holdings Ltd.	430,000	189,144
Kingboard Laminates Holdings Ltd.	599,500	263,702
Kingsoft Corp. Ltd.	80,000	213,614
Lee's Pharmaceutical Holdings Ltd.	411,000	691,335
Pico Far East Holdings Ltd.	2,320,000	685,319
Semiconductor Manufacturing International Corp. (a)	2,151,000	193,282
Sino Biopharmaceutical Ltd.	480,000	556,635
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SITC International Holdings Co. Ltd.	1,190,000	$ 681,553
Sunny Optical Technology Group Co. Ltd.	113,000	218,062
TPK Holding Co. Ltd.	32,000	109,160
Uni-President China Holdings Ltd.	933,000	860,512
TOTAL CAYMAN ISLANDS		8,903,089
Chile - 4.8%
Compania Cervecerias Unidas SA sponsored ADR (d)	20,000	422,000
CorpBanca SA	44,576,834	449,603
Empresas CMPC SA	256,711	672,353
Inversiones La Construccion SA	43,293	471,972
Quinenco SA	680,155	1,341,747
Vina Concha y Toro SA	284,201	444,723
TOTAL CHILE		3,802,398
China - 6.2%
BBMG Corp. (H Shares)	847,000	650,084
China Longyuan Power Grid Corp. Ltd. (H Shares)	281,000	321,514
China Machinery Engineering Co. (H Shares)	507,000	385,206
Huadian Fuxin Energy Corp. Ltd. (H Shares)	494,000	213,472
Huangshan Tourism Development Co. Ltd.	355,300	633,500
Qingdao Haier Co. Ltd.	520,686	937,440
Tong Ren Tang Technologies Co. Ltd. (H Shares)	418,000	647,034
Zhengzhou Yutong Bus Co. Ltd.	145,019	452,123
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	94,000	638,404
TOTAL CHINA		4,878,777
Colombia - 0.3%
Organizacion Terpel SA	48,928	261,629
Cyprus - 1.0%
Global Ports Investment PLC GDR (Reg. S)	161,000	813,050
Egypt - 0.4%
Citadel Capital Corp. (a)	1,411,500	355,126
Greece - 1.4%
Hellenic Exchanges Holding SA	62,300	289,923
Public Power Corp. of Greece	55,480	253,378
Titan Cement Co. SA (Reg.)	24,700	554,540
TOTAL GREECE		1,097,841
Hong Kong - 5.7%
BYD Electronic International Co. Ltd.	144,000	119,810
China Resources Enterprise Ltd.	268,000	867,717
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Resources Power Holdings Co. Ltd.	124,320	$ 319,768
Far East Horizon Ltd.	1,364,000	1,272,102
Techtronic Industries Co. Ltd.	540,500	1,906,874
TOTAL HONG KONG		4,486,271
India - 12.5%
Adani Ports & Special Economic Zone	139,203	707,021
Arvind Mills Ltd.	120,042	597,413
Bank of Baroda (a)	137,194	380,569
Cadila Healthcare Ltd. (a)	18,336	540,682
Edelweiss Financial Services Ltd.	871,070	890,969
Exide Industries Ltd.	326,672	746,634
Grasim Industries Ltd.	14,102	819,003
IDFC Ltd. (a)	110,293	261,940
Iifl Holdings Ltd. (a)	239,330	734,392
Indraprastha Gas Ltd.	37,941	287,071
JK Cement Ltd.	45,122	481,308
Mahindra Lifespace Developers Ltd.	69,028	484,256
Mphasis BFL Ltd.	51,050	335,237
Petronet LNG Ltd. (a)	113,023	341,428
Redington India Ltd. (a)	100,809	185,743
Solar Industries India Ltd.	7,246	441,997
The Jammu & Kashmir Bank Ltd.	237,424	386,627
Torrent Pharmaceuticals Ltd.	27,878	628,090
VST Industries Ltd. (a)	12,960	352,496
Yes Bank Ltd. (a)	23,379	302,869
TOTAL INDIA		9,905,745
Indonesia - 0.4%
PT Panin Life Tbk (a)	15,620,300	315,235
Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	211,160	389,351
Korea (South) - 13.0%
AMOREPACIFIC Group, Inc.	2,798	466,717
BGFretail Co. Ltd.	1,530	261,115
Binggrea Co. Ltd.	3,539	249,785
Com2uS Corp. (a)	1,860	198,436
Com2uS Corp. rights 7/31/15	273	2,763
Crown Confectionery Co., Ltd.	470	324,071
Daewoo International Corp.	26,044	462,343
Devsisters Co. Ltd. (a)	7,050	190,150
DGB Financial Group Co. Ltd.	77,115	740,702
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	2,629	$ 538,859
Fila Korea Ltd.	16,577	1,457,191
Hyundai Industrial Development & Construction Co.	21,445	1,287,392
Hyundai Wia Corp.	5,703	523,328
Koh Young Technology, Inc.	6,040	223,514
Korean Reinsurance Co.	64,411	814,777
Medy-Tox, Inc.	1,822	831,747
NCSOFT Corp.	2,028	381,759
Nice Information & Telecom, Inc.	9,318	322,443
Sansung Life & Science Co. Ltd. (a)	3,170	201,177
Silicon Works Co. Ltd.	7,608	221,512
Sungshin Cement Manufacturing Co. Ltd. (a)	43,092	554,338
TOTAL KOREA (SOUTH)		10,254,119
Luxembourg - 0.3%
Atento SA (a)	18,000	219,600
Malaysia - 1.2%
Inari Amertron Bhd	220,400	198,527
Top Glove Corp. Bhd	389,400	776,965
TOTAL MALAYSIA		975,492
Mexico - 6.4%
Banregio Grupo Financiero S.A.B. de CV	60,000	343,969
Grupo Aeroportuario del Pacifico SA de CV Series B	88,900	701,765
Grupo Aeroportuario Norte S.A.B. de CV	103,300	574,569
Grupo Comercial Chedraui S.A.B. de CV	162,600	454,523
Grupo GICSA SA de CV (a)	297,900	292,122
Industrias Penoles SA de CV	45,195	686,010
Macquarie Mexican (REIT)	750,672	1,114,419
Megacable Holdings S.A.B. de CV unit	148,300	602,772
Qualitas Controladora S.A.B. de CV (a)	164,800	280,863
TOTAL MEXICO		5,051,012
Nigeria - 0.3%
Transnational Corp. of Nigeria PLC	23,695,190	245,041
Pakistan - 0.4%
Habib Bank Ltd.	125,700	288,181
Panama - 0.7%
Copa Holdings SA Class A (d)	7,300	551,369
Philippines - 1.8%
Alliance Global Group, Inc.	1,473,500	729,088
Common Stocks - continued
	Shares	Value
Philippines - continued
Metro Pacific Investments Corp.	4,315,000	$ 458,188
Robinsons Land Corp.	376,800	232,226
TOTAL PHILIPPINES		1,419,502
Poland - 1.0%
Asseco Poland SA	21,000	321,060
Prime Car Management SA	38,900	440,759
TOTAL POLAND		761,819
Romania - 0.3%
BRD-Groupe Societe Generale (a)	81,251	230,761
Russia - 0.8%
E.ON Russia JSC (a)	5,526,000	232,589
Sistema JSFC sponsored GDR	44,760	380,012
TOTAL RUSSIA		612,601
Singapore - 0.4%
First Resources Ltd.	256,200	354,835
South Africa - 1.8%
Alexander Forbes Group Holding	535,167	380,744
Reunert Ltd.	142,500	713,049
Telkom SA Ltd.	73,530	357,355
TOTAL SOUTH AFRICA		1,451,148
Sri Lanka - 0.4%
Hatton National Bank PLC	194,300	318,798
Taiwan - 8.7%
ADLINK Technology, Inc.	93,749	255,544
Advantech Co. Ltd.	135,000	908,244
Brogent Technologies, Inc.	50,483	426,538
Chipbond Technology Corp.	122,000	183,039
Cleanaway Co. Ltd.	111,000	532,912
Cub Elecparts, Inc.	47,000	467,625
Elite Semiconductor Memory Technology, Inc.	141,000	129,599
eMemory Technology, Inc.	22,000	245,294
Everlight Electronics Co. Ltd.	158,000	208,105
FLEXium Interconnect, Inc.	80,000	266,582
Forhouse Corp.	478,000	162,303
Hermes Microvision, Inc.	4,000	198,989
Inventec Corp.	434,000	246,061
Lite-On Technology Corp.	328,000	359,495
Powertech Technology, Inc.	181,000	338,446
Common Stocks - continued
	Shares	Value
Taiwan - continued
Radiant Opto-Electronics Corp.	87,000	$ 258,307
Sirtec International Co. Ltd.	174,000	274,245
St.Shine Optical Co. Ltd.	27,000	350,505
Synnex Technology International Corp.	273,000	328,100
Tong Hsing Electronics Industries Ltd.	106,000	195,862
Universal Cement Corp.	399,840	300,575
Vanguard International Semiconductor Corp.	198,000	231,396
TOTAL TAIWAN		6,867,766
Thailand - 0.9%
Delta Electronics PCL (For. Reg.)	114,600	262,231
Thai Union Frozen Products PCL (For. Reg.)	894,400	480,505
TOTAL THAILAND		742,736
Turkey - 2.1%
Aksa Akrilik Kimya Sanayii	121,000	484,681
Aselsan A/S	149,000	806,539
Tupras Turkiye Petrol Rafinelleri A/S (a)	13,576	352,738
TOTAL TURKEY		1,643,958
Uganda - 0.4%
Umeme Ltd.	2,130,383	328,421
United Arab Emirates - 0.5%
National Bank of Ras Al-Khaimah PSC (a)	178,179	371,130
United Kingdom - 0.9%
Bank of Georgia Holdings PLC	24,300	757,444
Vietnam - 0.4%
FTP Corp.	142,600	309,147
TOTAL COMMON STOCKS (Cost $78,587,747)		75,245,806
Nonconvertible Preferred Stocks - 1.3%

Brazil - 0.4%
Banco do Estado Rio Grande do Sul SA	110,100	318,021
Korea (South) - 0.9%
LG Chemical Ltd.	4,364	684,892
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,116,105)		1,002,913
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 8/13/15 to 8/27/15 (e) (Cost $90,000)	$ 90,000	$ 89,999
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,615,034	2,615,034
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,878,850	1,878,850
TOTAL MONEY MARKET FUNDS (Cost $4,493,884)		4,493,884
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $84,287,736)		80,832,602
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,843,187)
NET ASSETS - 100%		$ 78,989,415
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	$ 450,000	$ (23,101)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $83,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,176
Fidelity Securities Lending Cash Central Fund	6,224
Total	$ 10,400
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Investments in Securities:
Consumer Discretionary	$ 11,945,427	$ 11,945,427	$ -	$ -
Consumer Staples	6,475,542	6,475,542	-	-
Energy	1,727,724	1,727,724	-	-
Financials	14,869,750	13,937,318	642,509	289,923
Health Care	5,617,989	5,617,989	-	-
Industrials	12,633,051	12,633,051	-	-
Information Technology	11,494,861	11,298,816	196,045	-
Materials	7,850,920	7,296,380	-	554,540
Telecommunication Services	1,126,718	1,126,718	-	-
Utilities	2,506,737	2,253,359	-	253,378
Government Obligations	89,999	-	89,999	-
Money Market Funds	4,493,884	4,493,884	-	-
Total Investments in Securities:	$ 80,832,602	$ 78,806,208	$ 928,553	$ 1,097,841
Derivative Instruments:
Liabilities
Futures Contracts	$ (23,101)	$ (23,101)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 21,976,060
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	(299,043)
Net Unrealized Gain (Loss) on Investment Securities	164,509
Cost of Purchases	1,353,069
Proceeds of Sales	(437,216)
Amortization/Accretion	-
Transfers into Level 3	316,522
Transfers out of Level 3	-
Ending Balance	$ 1,097,841
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ 164,509

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $84,566,562. Net unrealized depreciation aggregated $3,733,960, of which $6,367,184 related to appreciated investment securities and $10,101,144 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$1,097,841	Market proxies	Fair value adjustment factor	0.9 - 1.0 / 0.9	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

July 31, 2015

1.907962.105

SCF-S-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	3,469,963	$ 15,421,126
Imdex Ltd. (a)	6,780,171	1,214,212
RCG Corp. Ltd.	16,053,658	14,433,338
Sydney Airport unit	3,089,707	12,669,744
TFS Corp. Ltd. (d)	9,181,386	9,865,367
TOTAL AUSTRALIA		53,603,787
Austria - 1.3%
Andritz AG	421,024	23,526,383
Zumtobel AG	451,819	14,092,370
TOTAL AUSTRIA		37,618,753
Belgium - 1.5%
Gimv NV	235,309	11,616,344
KBC Ancora	804,573	33,210,944
TOTAL BELGIUM		44,827,288
Bermuda - 1.2%
Lazard Ltd. Class A	230,001	12,744,355
Petra Diamonds Ltd. (a)	4,904,491	11,511,625
Vostok Emerging Finance Ltd. (depository receipt) (a)	1,274,539	347,195
Vostok New Ventures Ltd. SDR (a)	1,381,642	9,609,473
TOTAL BERMUDA		34,212,648
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	3,037,751	6,072,197
Canada - 1.5%
Cara Operations Ltd. (a)	542,600	13,670,276
McCoy Global, Inc.	843,950	2,742,507
New Look Vision Group, Inc.	197,200	4,582,259
Pason Systems, Inc.	872,200	13,211,211
ShawCor Ltd. Class A	456,200	10,722,627
TOTAL CANADA		44,928,880
Cayman Islands - 0.7%
58.com, Inc. ADR (a)	213,600	12,685,704
Value Partners Group Ltd.	5,787,000	6,748,253
TOTAL CAYMAN ISLANDS		19,433,957
Common Stocks - continued
	Shares	Value
Denmark - 2.0%
Jyske Bank A/S (Reg.) (a)	571,719	$ 29,852,889
Spar Nord Bank A/S	2,382,747	28,053,564
TOTAL DENMARK		57,906,453
Finland - 0.4%
Tikkurila Oyj	664,630	12,817,569
France - 1.9%
Coface SA	803,100	7,920,401
Laurent-Perrier Group SA	130,224	11,942,045
Vetoquinol SA	208,127	8,720,155
Virbac SA	108,000	25,619,976
TOTAL FRANCE		54,202,577
Germany - 4.6%
alstria office REIT-AG (d)	659,329	9,105,659
CompuGroup Medical AG	1,323,715	41,803,157
CTS Eventim AG	1,523,124	57,401,135
Fielmann AG	383,190	25,334,473
TOTAL GERMANY		133,644,424
Greece - 0.4%
Titan Cement Co. SA (Reg.)	564,299	12,669,084
India - 0.6%
Jyothy Laboratories Ltd. (a)	3,806,337	18,074,512
Ireland - 1.7%
FBD Holdings PLC	1,298,400	10,908,654
James Hardie Industries PLC CDI	2,776,486	38,539,682
TOTAL IRELAND		49,448,336
Israel - 1.8%
Azrieli Group	399,179	16,546,718
Ituran Location & Control Ltd.	499,446	12,810,790
Sarine Technologies Ltd.	5,308,800	7,662,225
Strauss Group Ltd. (a)	944,855	14,882,584
TOTAL ISRAEL		51,902,317
Italy - 4.3%
Azimut Holding SpA	1,508,364	37,703,323
Beni Stabili SpA SIIQ (d)	43,666,820	34,529,101
Interpump Group SpA	3,083,666	52,391,262
TOTAL ITALY		124,623,686
Common Stocks - continued
	Shares	Value
Japan - 25.3%
Artnature, Inc. (e)	1,728,300	$ 14,754,036
Asahi Co. Ltd. (d)	1,235,100	14,799,076
Asia Securities Printing Co. Ltd.	344,700	2,361,321
Autobacs Seven Co. Ltd.	911,000	16,538,912
Azbil Corp.	965,200	22,958,887
Broadleaf Co. Ltd.	269,800	2,584,037
Coca-Cola Central Japan Co. Ltd. (d)	1,232,700	22,707,501
Daiichikosho Co. Ltd.	437,000	17,189,454
Daikokutenbussan Co. Ltd.	567,600	21,937,338
GCA Savvian Group Corp.	993,100	15,409,136
Glory Ltd.	549,200	15,997,192
Goldcrest Co. Ltd.	1,371,210	28,102,420
Harmonic Drive Systems, Inc. (d)	407,000	6,085,214
Iwatsuka Confectionary Co. Ltd. (d)	167,300	10,515,730
Japan Digital Laboratory Co.	555,000	8,132,327
Kobayashi Pharmaceutical Co. Ltd.	301,400	23,662,581
Koshidaka Holdings Co. Ltd.	354,200	7,959,390
Lasertec Corp. (d)	853,200	10,801,394
Medikit Co. Ltd.	269,200	8,492,936
Meiko Network Japan Co. Ltd.	514,400	5,707,024
Miraial Co. Ltd. (d)	301,300	3,097,238
Nabtesco Corp.	542,400	11,934,682
Nagaileben Co. Ltd.	1,200,900	25,920,099
ND Software Co. Ltd.	222,536	2,689,788
Nihon M&A Center, Inc.	240,400	9,912,002
Nihon Parkerizing Co. Ltd.	3,101,000	28,774,358
Nippon Seiki Co. Ltd.	640,000	12,801,549
NS Tool Co. Ltd.	2,000	42,458
OBIC Co. Ltd.	912,200	43,352,225
OSG Corp.	2,151,000	45,888,926
Paramount Bed Holdings Co. Ltd.	445,000	13,303,143
San-Ai Oil Co. Ltd.	1,665,000	11,620,809
Seven Bank Ltd.	8,106,500	38,656,889
SHO-BOND Holdings Co. Ltd.	803,800	32,201,291
Shoei Co. Ltd. (e)	689,000	12,180,570
SK Kaken Co. Ltd.	101,000	10,594,263
Software Service, Inc.	175,900	7,735,143
Techno Medica Co. Ltd.	283,000	6,772,728
The Nippon Synthetic Chemical Industry Co. Ltd.	2,195,000	13,885,343
TKC Corp.	684,400	19,714,431
Tocalo Co. Ltd.	458,400	9,420,622
Tsutsumi Jewelry Co. Ltd.	273,600	5,942,883
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	3,633,000	$ 63,874,664
Workman Co. Ltd.	132,100	8,335,192
Yamato Kogyo Co. Ltd.	846,400	19,887,173
TOTAL JAPAN		735,234,375
Korea (South) - 2.4%
BGFretail Co. Ltd.	248,847	42,469,000
Coway Co. Ltd.	203,488	17,067,276
Leeno Industrial, Inc.	274,988	10,871,794
TOTAL KOREA (SOUTH)		70,408,070
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	42,160,327	17,034,211
Netherlands - 3.1%
Aalberts Industries NV	1,369,900	42,998,401
Heijmans NV (Certificaten Van Aandelen) (a)(d)	975,671	11,947,567
VastNed Retail NV	746,955	33,982,723
TOTAL NETHERLANDS		88,928,691
Norway - 0.3%
Kongsberg Gruppen ASA	455,848	7,617,510
Philippines - 0.5%
Jollibee Food Corp.	3,470,820	14,438,003
South Africa - 1.7%
Alexander Forbes Group Holding	10,630,704	7,563,197
Clicks Group Ltd.	4,067,421	31,021,109
Nampak Ltd.	4,114,970	10,376,676
TOTAL SOUTH AFRICA		48,960,982
Spain - 1.3%
Hispania Activos Inmobiliarios SA (a)	821,600	12,542,279
Prosegur Compania de Seguridad SA (Reg.) (d)	4,722,986	25,001,434
TOTAL SPAIN		37,543,713
Sweden - 2.9%
Fagerhult AB (e)	2,355,495	40,683,775
Intrum Justitia AB	1,296,003	44,092,721
TOTAL SWEDEN		84,776,496
Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,141,400	11,194,084
Common Stocks - continued
	Shares	Value
Turkey - 0.8%
Albaraka Turk Katilim Bankasi A/S	15,697,033	$ 7,930,369
Coca-Cola Icecek Sanayi A/S	971,544	13,953,827
TOTAL TURKEY		21,884,196
United Kingdom - 22.9%
AA PLC (a)	2,810,524	16,020,050
Babcock International Group PLC	721,700	11,174,629
Bellway PLC	1,084,900	40,847,984
Berendsen PLC	2,737,409	43,731,969
Britvic PLC	2,218,612	23,785,134
Dechra Pharmaceuticals PLC	1,655,563	25,453,361
Derwent London PLC	352,190	19,992,410
Elementis PLC	6,639,782	26,648,370
Great Portland Estates PLC	2,334,200	30,346,319
H&T Group PLC	1,288,592	4,064,906
Hilton Food Group PLC	906,338	6,234,761
Howden Joinery Group PLC	2,724,600	21,087,144
Informa PLC	4,000,785	37,237,042
Integrated Diagnostics Holdings PLC (a)	1,994,100	12,812,093
InterContinental Hotel Group PLC ADR	504,546	21,105,159
ITE Group PLC	4,806,372	13,848,332
JUST EAT Ltd. (a)	2,283,725	15,549,413
Meggitt PLC	2,303,845	16,711,779
Rightmove PLC	390,700	22,233,380
Shaftesbury PLC	2,510,255	36,653,306
Spectris PLC	1,143,816	34,885,272
Spirax-Sarco Engineering PLC	971,228	50,294,376
Taylor Wimpey PLC	5,580,800	16,942,458
Ted Baker PLC	559,367	28,188,990
Topps Tiles PLC	2,750,000	6,613,588
Ultra Electronics Holdings PLC	936,610	25,523,365
Unite Group PLC	5,959,163	58,721,661
TOTAL UNITED KINGDOM		666,707,251
United States of America - 8.4%
ANSYS, Inc. (a)	76,715	7,222,717
Autoliv, Inc.	211,500	22,249,800
Broadridge Financial Solutions, Inc.	236,895	12,856,292
China Biologic Products, Inc. (a)	196,408	24,032,483
Dril-Quip, Inc. (a)	166,205	9,708,034
Kennedy-Wilson Holdings, Inc.	1,077,388	27,279,464
Martin Marietta Materials, Inc.	80,080	12,558,146
Common Stocks - continued
	Shares	Value
United States of America - continued
Mohawk Industries, Inc. (a)	114,362	$ 23,054,236
Oceaneering International, Inc.	206,567	8,266,811
PriceSmart, Inc. (d)	348,561	33,779,047
ResMed, Inc.	199,700	11,572,615
SS&C Technologies Holdings, Inc.	744,688	50,661,125
TOTAL UNITED STATES OF AMERICA		243,240,770
TOTAL COMMON STOCKS (Cost $2,013,073,252)		2,803,954,820
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Sartorius AG (non-vtg.) (Cost $25,682,884)	225,200	48,512,976
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.17% (b)	50,281,337	50,281,337
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	58,565,010	58,565,010
TOTAL MONEY MARKET FUNDS (Cost $108,846,347)		108,846,347
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,147,602,483)		2,961,314,143
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(55,377,504)
NET ASSETS - 100%		$ 2,905,936,639
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,108
Fidelity Securities Lending Cash Central Fund	436,799
Total	$ 503,907
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Artnature, Inc.	$ 16,652,883	$ 4,592,362	$ -	$ 154,875	$ 14,754,036
Fagerhult AB	44,153,831	161,326	902,049	702,878	40,683,775
RCG Corp. Ltd.	8,273,270	418,606	-	237,720	-
Shoei Co. Ltd.	8,406,703	2,357,016	-	8,515	12,180,570
Total	$ 77,486,687	$ 7,529,310	$ 902,049	$ 1,103,988	$ 67,618,381
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 582,697,798	$ 582,697,798	$ -	$ -
Consumer Staples	289,719,205	289,719,205	-	-
Energy	56,271,999	56,271,999	-	-
Financials	570,141,952	570,141,952	-	-
Health Care	263,440,653	263,440,653	-	-
Industrials	579,983,268	579,983,268	-	-
Information Technology	279,377,730	279,377,730	-	-
Materials	230,835,191	218,166,107	-	12,669,084
Money Market Funds	108,846,347	108,846,347	-	-
Total Investments in Securities:	$ 2,961,314,143	$ 2,948,645,059	$ -	$ 12,669,084

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 800,866,859
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $2,163,584,166. Net unrealized appreciation aggregated $797,729,977, of which $907,224,562 related to appreciated investment securities and $109,494,585 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2015

1.804829.111

WLD-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 0.8%
Ansell Ltd.	120,679	$ 2,210,551
Australia & New Zealand Banking Group Ltd.	192,743	4,604,138
Flight Centre Travel Group Ltd.	42,564	1,108,215
Mantra Group Ltd.	352,523	932,790
Ramsay Health Care Ltd.	80,656	3,942,944
Spotless Group Holdings Ltd.	236,025	337,281
TOTAL AUSTRALIA		13,135,919
Austria - 0.1%
Andritz AG	28,200	1,575,787
Bailiwick of Jersey - 1.1%
Regus PLC	731,421	3,207,364
Shire PLC	92,800	8,249,564
Wizz Air Holdings PLC	17,000	437,777
Wolseley PLC	94,904	6,307,683
TOTAL BAILIWICK OF JERSEY		18,202,388
Belgium - 0.9%
Anheuser-Busch InBev SA NV	74,311	8,878,805
KBC Groep NV	98,729	6,880,912
TOTAL BELGIUM		15,759,717
Bermuda - 0.3%
BW Offshore Ltd.	560,800	336,407
PAX Global Technology Ltd.	2,802,000	4,474,641
TOTAL BERMUDA		4,811,048
Canada - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	2,320,786
Constellation Software, Inc.	14,600	6,491,717
Entertainment One Ltd.	146,300	762,402
Imperial Oil Ltd.	59,200	2,190,380
PrairieSky Royalty Ltd. (e)	97,200	1,995,504
Suncor Energy, Inc.	39,400	1,109,834
TransForce, Inc.	50,400	963,028
TOTAL CANADA		15,833,651
Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	26,800	2,099,512
CK Hutchison Holdings Ltd.	80,028	1,188,192
Lee's Pharmaceutical Holdings Ltd.	433,629	729,399
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	2,228,550
TOTAL CAYMAN ISLANDS		6,245,653
Chile - 0.2%
Vina San Pedro SA	364,985,751	3,091,173

	Shares	Value
China - 0.3%
Inner Mongoli Yili Industries Co. Ltd.	442,600	$ 1,230,207
Jiangsu Hengrui Medicine Co. Ltd.	264,160	1,911,302
Kweichow Moutai Co. Ltd.	41,800	1,392,245
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	50,259	162,726
TOTAL CHINA		4,696,480
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	14,908
Denmark - 0.7%
Novo Nordisk A/S Series B	191,580	11,306,378
Finland - 0.3%
Sampo Oyj (A Shares)	99,200	4,902,588
France - 3.7%
Accor SA	107,169	5,258,174
Air Liquide SA	27,000	3,515,334
Atos Origin SA	28,134	2,141,861
AXA SA	182,600	4,812,971
Capgemini SA	54,900	5,248,586
Cegedim SA (a)	34,000	1,493,247
Havas SA	324,941	2,794,264
Ingenico SA	25,893	3,393,954
Numericable Group SA (a)	44,565	2,429,801
Rexel SA	80,110	1,262,965
Safran SA	39,500	2,987,207
Sanofi SA	35,317	3,806,857
Sodexo SA	27,200	2,534,972
SR Teleperformance SA	18,900	1,403,168
Total SA	228,803	11,289,810
Unibail-Rodamco	9,900	2,634,449
VINCI SA	31,000	1,988,272
Vivendi SA	73,151	1,922,892
Zodiac Aerospace	73,400	2,188,604
TOTAL FRANCE		63,107,388
Germany - 1.9%
Aareal Bank AG	63,891	2,608,506
Axel Springer Verlag AG	20,300	1,136,126
Beiersdorf AG	15,300	1,307,627
Continental AG	18,900	4,225,072
Deutsche Boerse AG	28,600	2,595,404
Deutsche Telekom AG	208,000	3,761,148
Fresenius SE & Co. KGaA	29,600	2,042,490
GEA Group AG	56,776	2,403,756
KION Group AG	95,589	4,361,420
LEG Immobilien AG	41,040	2,984,229
OSRAM Licht AG	26,880	1,530,367
ProSiebenSat.1 Media AG	74,400	3,803,591
TOTAL GERMANY		32,759,736
Greece - 0.1%
Folli Follie SA	59,300	1,476,342
Common Stocks - continued
	Shares	Value
Hong Kong - 1.3%
AIA Group Ltd.	1,902,400	$ 12,392,606
Cheung Kong Property Holdings Ltd. (a)	80,028	666,874
China Resources Enterprise Ltd.	598,000	1,936,174
Techtronic Industries Co. Ltd.	2,162,500	7,629,268
TOTAL HONG KONG		22,624,922
India - 1.3%
Bharti Infratel Ltd.	702,057	4,911,465
Edelweiss Financial Services Ltd.	798,628	816,873
HDFC Bank Ltd. sponsored ADR	88,093	5,503,170
Housing Development Finance Corp. Ltd.	454,567	9,522,093
Lupin Ltd.	37,118	984,214
Sun Pharmaceutical Industries Ltd. (a)	31,303	402,318
Titan Co. Ltd. (a)	144,739	742,700
TOTAL INDIA		22,882,833
Indonesia - 0.1%
PT Bank Central Asia Tbk	1,366,000	1,322,831
PT Bank Rakyat Indonesia Tbk	1,377,400	1,018,222
TOTAL INDONESIA		2,341,053
Ireland - 3.1%
Alkermes PLC (a)	139,966	9,800,419
Allergan PLC (a)	71,500	23,677,225
Bank of Ireland (a)	3,692,100	1,554,120
Glanbia PLC	166,800	3,484,238
Greencore Group PLC	2,008,941	9,926,299
Horizon Pharma PLC (a)	449	16,546
Kerry Group PLC Class A	59,000	4,480,695
Prothena Corp. PLC (a)	6,300	415,611
TOTAL IRELAND		53,355,153
Isle of Man - 0.2%
Optimal Payments PLC (a)	424,288	1,749,236
Playtech Ltd.	94,225	1,333,883
TOTAL ISLE OF MAN		3,083,119
Israel - 0.8%
Bezeq The Israel Telecommunication Corp. Ltd.	1,663,400	3,067,087
Frutarom Industries Ltd.	66,100	2,785,518
Partner Communications Co. Ltd. (a)	44,093	190,927
Teva Pharmaceutical Industries Ltd. sponsored ADR	106,500	7,350,630
TOTAL ISRAEL		13,394,162
Italy - 1.1%
De Longhi SpA	168,300	4,105,196
Intesa Sanpaolo SpA	1,526,400	5,876,841
Mediaset SpA	1,109,900	5,624,225
Telecom Italia SpA (a)	2,866,200	3,798,021
TOTAL ITALY		19,404,283

	Shares	Value
Japan - 6.7%
A/S One Corp.	67,300	$ 2,220,979
ACOM Co. Ltd. (a)(e)	315,100	1,497,510
Ain Pharmaciez, Inc.	37,900	1,801,194
Aozora Bank Ltd.	678,000	2,604,010
Asahi Group Holdings	79,900	2,679,988
Astellas Pharma, Inc.	433,700	6,533,408
Broadleaf Co. Ltd.	107,900	1,033,423
Coca-Cola Central Japan Co. Ltd.	98,800	1,819,990
Daiichikosho Co. Ltd.	46,200	1,817,283
Dentsu, Inc.	57,100	3,238,899
Don Quijote Holdings Co. Ltd.	71,000	3,030,540
Hitachi Ltd.	409,000	2,654,614
Hoya Corp.	165,400	7,003,826
Japan Exchange Group, Inc.	116,500	4,060,838
Japan Tobacco, Inc.	58,300	2,264,308
KDDI Corp.	324,000	8,236,269
Keyence Corp.	7,660	3,862,912
Message Co. Ltd.	104,300	3,075,939
Misumi Group, Inc.	144,600	1,788,613
Mitsubishi UFJ Financial Group, Inc.	947,300	6,893,586
Monex Group, Inc.	839,700	2,276,509
NEC Corp.	1,525,000	4,872,716
Nidec Corp.	35,100	3,138,162
Nippon Kanzai Co. Ltd.	53,500	1,325,251
Olympus Corp.	95,600	3,664,017
OMRON Corp.	35,700	1,401,384
ORIX Corp.	297,000	4,440,562
Rakuten, Inc.	42,600	685,910
Sanken Electric Co. Ltd.	170,000	946,464
Seven Bank Ltd.	620,900	2,960,842
Shinsei Bank Ltd.	554,000	1,211,393
SoftBank Corp.	36,800	2,034,088
Sony Corp. (a)	120,300	3,410,075
Sundrug Co. Ltd.	41,400	2,415,153
Toshiba Plant Systems & Services Corp.	81,700	962,456
Tsuruha Holdings, Inc.	61,000	5,359,987
United Arrows Ltd.	46,300	1,849,235
VT Holdings Co. Ltd.	280,200	1,738,603
Welcia Holdings Co. Ltd.	47,300	2,419,672
TOTAL JAPAN		115,230,608
Kenya - 0.1%
Safaricom Ltd.	8,701,000	1,223,578
Korea (South) - 0.1%
AMOREPACIFIC Corp.	2,000	704,950
Samsung Electronics Co. Ltd.	1,619	1,645,325
TOTAL KOREA (SOUTH)		2,350,275
Luxembourg - 0.6%
Altice SA (a)	41,400	5,228,768
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Eurofins Scientific SA	4,800	$ 1,576,472
Grand City Properties SA	196,600	3,401,756
TOTAL LUXEMBOURG		10,206,996
Marshall Islands - 0.0%
Hoegh LNG Partners LP	49,800	977,076
Netherlands - 2.0%
AerCap Holdings NV (a)	130,700	6,121,988
Arcadis NV	75,300	1,976,488
ASML Holding NV (Netherlands)	18,400	1,829,060
IMCD Group BV	127,200	4,672,878
ING Groep NV (Certificaten Van Aandelen)	375,000	6,377,680
NXP Semiconductors NV (a)	21,000	2,036,790
Unilever NV (Certificaten Van Aandelen) (Bearer)	245,700	11,006,934
uniQure B.V. (a)	7,955	204,841
TOTAL NETHERLANDS		34,226,659
New Zealand - 0.2%
EBOS Group Ltd.	210,137	1,511,955
Ryman Healthcare Group Ltd.	459,616	2,548,497
TOTAL NEW ZEALAND		4,060,452
Philippines - 0.1%
SM Investments Corp.	106,630	2,084,742
Portugal - 0.1%
NOS SGPS SA	224,600	1,903,282
Singapore - 0.1%
Avago Technologies Ltd.	13,000	1,626,820
South Africa - 0.5%
Distell Group Ltd.	126,410	1,712,247
EOH Holdings Ltd.	176,222	2,400,751
Naspers Ltd. Class N	30,400	4,253,513
TOTAL SOUTH AFRICA		8,366,511
Spain - 0.9%
Amadeus IT Holding SA Class A	108,400	4,727,487
Atresmedia Corporacion de Medios de Comunicacion SA	140,600	2,109,295
Hispania Activos Inmobiliarios SA (a)	76,100	1,161,718
Inditex SA	133,345	4,565,459
Mediaset Espana Comunicacion SA	215,200	2,704,950
TOTAL SPAIN		15,268,909
Sweden - 1.0%
ASSA ABLOY AB (B Shares)	177,600	3,604,806
Getinge AB (B Shares)	89,400	2,193,871
HEXPOL AB (B Shares)	189,000	2,027,641
Nordea Bank AB	331,200	4,127,163

	Shares	Value
Sandvik AB	215,700	$ 2,180,316
Svenska Handelsbanken AB (A Shares)	180,600	2,763,405
TOTAL SWEDEN		16,897,202
Switzerland - 2.5%
ACE Ltd.	18,000	1,957,860
Clariant AG (Reg.)	83,130	1,658,643
EFG International	121,135	1,410,296
GAM Holding Ltd.	88,177	1,847,857
Julius Baer Group Ltd.	59,790	3,307,229
Novartis AG	122,912	12,753,867
Partners Group Holding AG	13,818	4,626,020
Schindler Holding AG (participation certificate)	10,829	1,744,878
Sonova Holding AG Class B	13,789	1,963,538
Syngenta AG (Switzerland)	6,516	2,684,402
UBS Group AG	382,875	8,816,070
TOTAL SWITZERLAND		42,770,660
Taiwan - 0.3%
JHL Biotech, Inc. (h)	154,552	578,024
Largan Precision Co. Ltd.	16,000	1,619,709
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	2,623,393
TOTAL TAIWAN		4,821,126
Turkey - 0.0%
Logo Yazilim Sanayi Ve Ticar	81,183	672,350
United Kingdom - 8.9%
AA PLC (a)	246,910	1,407,393
Aberdeen Asset Management PLC	250,042	1,421,340
Al Noor Hospitals Group PLC	210,800	3,084,565
Associated British Foods PLC	48,600	2,446,893
Aviva PLC	413,900	3,365,494
B&M European Value Retail S.A.	541,137	3,014,353
BG Group PLC	132,400	2,252,755
BT Group PLC	385,900	2,792,759
BTG PLC (a)	117,300	1,198,007
Bunzl PLC	134,200	3,843,577
Compass Group PLC	131,200	2,100,107
Diploma PLC	147,500	1,712,603
Essentra PLC	156,700	2,232,984
Hikma Pharmaceuticals PLC	151,087	5,650,883
Hilton Food Group PLC	350,100	2,408,362
Howden Joinery Group PLC	711,100	5,503,585
HSBC Holdings PLC (United Kingdom)	677,300	6,117,678
Imperial Tobacco Group PLC	217,859	11,448,386
Integrated Diagnostics Holdings PLC (a)	288,700	1,854,898
ITE Group PLC	165,600	477,134
ITV PLC	1,407,500	6,169,849
Johnson Matthey PLC	28,300	1,288,275
JUST EAT Ltd. (a)	44,100	300,268
Liberty Global PLC Class A (a)	41,200	2,161,352
Liberty LiLac Group Class A (a)	2,060	88,086
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds Banking Group PLC	7,417,400	$ 9,659,003
London Stock Exchange Group PLC	127,281	5,189,842
Meggitt PLC	207,500	1,505,177
Melrose PLC	678,228	2,931,740
Micro Focus International PLC	209,200	4,567,227
Next PLC	56,500	7,049,835
Persimmon PLC	92,000	2,940,962
Poundland Group PLC	453,918	2,390,279
Reckitt Benckiser Group PLC	46,700	4,478,443
Rex Bionics PLC (a)	100,000	89,795
Royal Dutch Shell PLC Class A (United Kingdom)	70,700	2,026,500
SABMiller PLC	68,800	3,614,870
Schroders PLC	37,600	1,857,252
Shawbrook Group Ltd.	574,700	2,997,584
Spirax-Sarco Engineering PLC	33,846	1,752,692
St. James's Place Capital PLC	335,400	5,127,781
Standard Chartered PLC (United Kingdom)	114,890	1,758,655
Taylor Wimpey PLC	761,900	2,313,012
The Restaurant Group PLC	123,700	1,302,973
Virgin Money Holdings Uk PLC	423,100	2,808,120
Vodafone Group PLC	1,977,009	7,488,904
Whitbread PLC	45,053	3,651,529
Workspace Group PLC	48,900	744,174
TOTAL UNITED KINGDOM		152,587,935
United States of America - 52.9%
Adobe Systems, Inc. (a)	568,200	46,586,718
Agios Pharmaceuticals, Inc. (a)	11,600	1,278,088
Alaska Air Group, Inc.	305,400	23,134,050
Allegiant Travel Co.	12,300	2,616,579
Alnylam Pharmaceuticals, Inc. (a)	4,400	560,692
AMAG Pharmaceuticals, Inc. (a)	11,000	702,900
Amazon.com, Inc. (a)	50,000	26,807,500
American Tower Corp.	42,000	3,994,620
Ameriprise Financial, Inc.	8,900	1,118,463
Amgen, Inc.	50,000	8,829,500
Amicus Therapeutics, Inc. (a)	35,000	601,650
Amphastar Pharmaceuticals, Inc. (a)	157,000	2,552,820
Amphenol Corp. Class A	89,000	5,020,490
Anacor Pharmaceuticals, Inc. (a)	8,000	1,193,520
Apple, Inc.	55,000	6,671,500
AutoZone, Inc. (a)	21,100	14,789,834
Avalanche Biotechnologies, Inc. (a)	3,700	54,464
Bank of America Corp.	238,000	4,255,440
Biogen, Inc. (a)	11,299	3,601,895
BioMarin Pharmaceutical, Inc. (a)	36,000	5,265,720
BlackRock, Inc. Class A	7,000	2,354,240
bluebird bio, Inc. (a)	22,676	3,760,361
Boston Scientific Corp. (a)	118,000	2,046,120
Bristol-Myers Squibb Co.	159,900	10,495,836
Cabot Oil & Gas Corp.	73,140	1,913,342

	Shares	Value
Celgene Corp. (a)	125,000	$ 16,406,250
Celldex Therapeutics, Inc. (a)	6,100	143,655
Charles Schwab Corp.	145,000	5,057,600
Chevron Corp.	23,800	2,105,824
Chiasma, Inc.	13,400	315,838
Chimerix, Inc. (a)	10,900	585,766
Cidara Therapeutics, Inc.	15,200	212,496
Citigroup, Inc.	328,000	19,174,880
Cognizant Technology Solutions Corp. Class A (a)	150,021	9,466,325
Constellation Brands, Inc. Class A (sub. vtg.)	114,200	13,706,284
CVS Health Corp.	359,000	40,376,730
Deere & Co.	30,000	2,837,100
DepoMed, Inc. (a)	50,000	1,575,000
Diplomat Pharmacy, Inc.	13,000	600,340
Dyax Corp. (a)	18,000	442,980
Dynegy, Inc. (a)	308,500	8,036,425
E*TRADE Financial Corp. (a)	115,700	3,288,194
Electronic Arts, Inc. (a)	91,000	6,511,050
Eli Lilly & Co.	28,000	2,366,280
Endurance International Group Holdings, Inc. (a)	25,000	505,250
EQT Corp.	55,000	4,226,750
Estee Lauder Companies, Inc. Class A	157,000	13,990,270
Express Scripts Holding Co. (a)	29,000	2,612,030
Facebook, Inc. Class A (a)	333,500	31,352,335
Gilead Sciences, Inc.	296,000	34,886,560
Goldman Sachs Group, Inc.	17,000	3,486,190
Google, Inc. Class A (a)	52,900	34,781,750
Hanesbrands, Inc.	54,000	1,675,620
HD Supply Holdings, Inc. (a)	108,000	3,866,400
Home Depot, Inc.	72,000	8,426,160
Illumina, Inc. (a)	400	87,720
inContact, Inc. (a)	494,000	4,584,320
Intercept Pharmaceuticals, Inc. (a)	42,900	11,317,449
Intrexon Corp. (a)(e)	22,000	1,435,500
Intuit, Inc.	168,000	17,769,360
Isis Pharmaceuticals, Inc. (a)(e)	26,700	1,466,631
JPMorgan Chase & Co.	279,000	19,119,870
lululemon athletica, Inc. (a)	45,600	2,866,416
Marathon Petroleum Corp.	397,000	21,703,990
MasterCard, Inc. Class A	257,000	25,031,800
McGraw Hill Financial, Inc.	561,757	57,158,772
Medivation, Inc. (a)	40,000	4,213,200
Monster Beverage Corp. (a)	10,700	1,642,985
Moody's Corp.	107,000	11,816,010
Netflix, Inc. (a)	28,100	3,212,111
Neurocrine Biosciences, Inc. (a)	97,700	4,896,724
NIKE, Inc. Class B	72,000	8,295,840
Novavax, Inc. (a)	401,000	4,836,060
O'Reilly Automotive, Inc. (a)	28,000	6,728,680
Palo Alto Networks, Inc. (a)	5,000	929,150
Papa John's International, Inc.	25,000	1,889,000
Common Stocks - continued
	Shares	Value
United States of America - continued
PayPal Holdings, Inc. (a)	277,000	$ 10,719,900
Pinnacle Foods, Inc.	95,000	4,270,250
Post Holdings, Inc. (a)	101,000	5,427,740
Prestige Brands Holdings, Inc. (a)	408,000	19,428,960
ProNai Therapeutics, Inc.	4,100	112,340
Rapid7, Inc.	52,700	1,211,046
Red Hat, Inc. (a)	28,000	2,214,240
Reynolds American, Inc.	20,000	1,715,800
Sage Therapeutics, Inc.	3,200	218,752
Salesforce.com, Inc. (a)	17,300	1,268,090
ServiceMaster Global Holdings, Inc. (a)	56,000	2,168,880
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,400	511,530
SkyWest, Inc.	25,000	414,000
Snap-On, Inc.	24,000	3,955,200
Spirit Airlines, Inc. (a)	135,500	8,105,610
SVB Financial Group (a)	137,000	19,604,700
TESARO, Inc. (a)	6,000	348,000
Tetraphase Pharmaceuticals, Inc. (a)	13,000	618,150
The Blackstone Group LP	58,000	2,276,500
The Cooper Companies, Inc.	54,800	9,699,600
The Hain Celestial Group, Inc. (a)	106,000	7,205,880
The Walt Disney Co.	129,000	15,480,000
Total System Services, Inc.	54,000	2,495,880
Tractor Supply Co.	4,000	370,080
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	41,000	6,807,230
Ultragenyx Pharmaceutical, Inc. (a)	21,700	2,624,181
UnitedHealth Group, Inc.	152,000	18,452,800
Visa, Inc. Class A	334,000	25,163,560
WageWorks, Inc. (a)	38,038	1,899,998
Wells Fargo & Co.	288,000	16,666,560
WestRock Co.	32,900	2,074,674
Whirlpool Corp.	33,000	5,865,090
Workday, Inc. Class A (a)	6,100	514,413
Zebra Technologies Corp. Class A (a)	403,000	43,374,890
Zendesk, Inc. (a)	40,000	825,200
TOTAL UNITED STATES OF AMERICA		908,335,986
TOTAL COMMON STOCKS (Cost $1,364,244,678)		1,657,615,848
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.6%
Cayman Islands - 0.1%
Meituan Corp. Series D (h)	184,583	1,434,210
United States of America - 0.5%
Allergan PLC 5.50%	5,000	5,560,650

	Shares	Value
American Tower Corp. 5.50% (a)	34,000	$ 3,449,980
Dynegy, Inc. 5.375%	10,000	940,100
TOTAL UNITED STATES OF AMERICA		9,950,730
TOTAL CONVERTIBLE PREFERRED STOCKS		11,384,940
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA	7,100	842,138
Volkswagen AG	18,500	3,705,935
TOTAL GERMANY		4,548,073
TOTAL PREFERRED STOCKS (Cost $14,026,367)		15,933,013
Preferred Securities - 0.1%
Principal Amount (d)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,935,052)	EUR	1,260,000	1,490,017
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	41,142,368	41,142,368
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,623,376	3,623,376
TOTAL MONEY MARKET FUNDS (Cost $44,765,744)		44,765,744
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,424,971,841)		1,719,804,622
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,073,968)
NET ASSETS - 100%		$ 1,716,730,654
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,490,017 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,012,234 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 578,024
Meituan Corp. Series D	1/26/15	$ 1,166,878
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,945
Fidelity Securities Lending Cash Central Fund	163,373
Total	$ 197,318
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 233,219,014	$ 226,155,687	$ 4,152,775	$ 2,910,552
Consumer Staples	183,970,429	159,606,247	24,364,182	-
Energy	52,128,172	36,559,107	15,569,065	-
Financials	350,322,981	310,478,579	39,844,402	-
Health Care	324,683,105	287,988,415	36,116,666	578,024
Industrials	121,725,568	118,587,406	3,138,162	-
Information Technology	338,167,030	333,714,577	4,452,453	-
Materials	18,267,471	15,583,069	2,684,402	-
Telecommunication Services	42,088,566	22,022,719	20,065,847	-
Utilities	8,976,525	8,976,525	-	-
Preferred Securities	1,490,017	-	1,490,017	-
Money Market Funds	44,765,744	44,765,744	-	-
Total Investments in Securities:	$ 1,719,804,622	$ 1,564,438,075	$ 151,877,971	$ 3,488,576

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,922,064
Level 2 to Level 1	$ 156,293,748
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,426,376,128. Net unrealized appreciation aggregated $293,428,494, of which $322,877,914 related to appreciated investment securities and $29,449,420 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015